UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.6%
Aerospace - 2.9%
Lockheed Martin Corp.	9,370	$930,441
Rockwell Collins, Inc.	10,070	575,501
United Technologies Corp.	20,390	1,403,240

		$2,909,182

Airlines - 0.3%
Southwest Airlines Co. (l)	23,550	$292,020

Apparel Manufacturers - 1.0%
NIKE, Inc., “B”	9,180	$624,240
Quiksilver, Inc. (a)	35,500	348,255

		$972,495

Biotechnology - 1.4%
Genzyme Corp. (a)	19,681	$1,467,022

Broadcasting - 2.2%
News Corp., “A”	48,290	$905,438
Omnicom Group, Inc.	7,380	326,048
Walt Disney Co.	31,400	985,332

		$2,216,818

Brokerage & Asset Managers - 2.5%
Affiliated Managers Group, Inc. (a)(l)	2,260	$205,072
Deutsche Boerse AG	2,890	465,403
Goldman Sachs Group, Inc.	4,760	787,256
ICAP PLC	8,380	94,551
Invesco Ltd. (l)	8,780	213,881
Merrill Lynch & Co., Inc. (l)	12,020	489,695
TD AMERITRADE Holding Corp. (a)	18,450	304,610

		$2,560,468

Business Services - 1.4%
Amdocs Ltd. (a)	8,180	$231,985
Fidelity National Information Services, Inc.	10,710	408,479
Satyam Computer Services Ltd., ADR (l)	14,780	333,880
Visa, Inc., “A” (a)	6,960	434,026

		$1,408,370

Cable TV - 0.6%
Comcast Corp., “Special A”	21,210	$402,354
Time Warner Cable, Inc. (a)	10,120	252,798

		$655,152

Chemicals - 0.5%
PPG Industries, Inc. (l)	7,980	$482,870

Computer Software - 4.0%
CommVault Systems, Inc. (a)	19,480	$241,552
MicroStrategy, Inc., “A” (a)	7,760	574,162
MSC Software Corp. (a)	109,301	1,419,820
Oracle Corp. (a)	52,990	1,036,484
VeriSign, Inc. (a)	22,463	746,670

		$4,018,688

Computer Software - Systems - 4.5%
Cray, Inc. (a)(l)	69,360	$413,386
EMC Corp. (a)(l)	47,510	681,293
Hewlett-Packard Co.	12,490	570,293
International Business Machines Corp.	17,910	2,062,157
Network Appliance, Inc. (a)(l)	43,403	870,230

		$4,597,359

Construction - 0.7%
NVR, Inc. (a)	380	$227,050
Pulte Homes, Inc. (l)	14,610	212,576
Sherwin-Williams Co. (l)	5,000	255,200

		$694,826

Consumer Goods & Services - 3.3%
Colgate-Palmolive Co.	10,100	$786,891
Estee Lauder Cos., Inc., “A” (l)	12,530	574,501
New Oriental Education & Technology Group, Inc., ADR (a)(l)	11,900	771,834
Procter & Gamble Co.	17,460	1,223,422

		$3,356,648

Electrical Equipment - 3.6%
Danaher Corp. (l)	32,520	$2,472,496
Rockwell Automation, Inc. (l)	15,270	876,803
WESCO International, Inc. (a)	7,600	277,324

		$3,626,623

Electronics - 3.4%
Flextronics International Ltd. (a)	46,611	$437,677
Hittite Microwave Corp. (a)	8,120	303,850
Intel Corp.	60,990	1,291,768
KLA-Tencor Corp. (l)	6,350	235,585
Marvell Technology Group Ltd. (a)	35,420	385,370
National Semiconductor Corp.	14,890	272,785
PLX Technology, Inc. (a)	31,380	209,305
SanDisk Corp. (a)	14,350	323,880

		$3,460,220

Energy - Independent - 1.9%
Apache Corp.	8,710	$1,052,342
Peabody Energy Corp.	4,780	243,780
XTO Energy, Inc.	9,880	611,177

		$1,907,299

Energy - Integrated - 6.8%
Exxon Mobil Corp.	50,350	$4,258,603
Hess Corp.	14,290	1,260,092
Marathon Oil Corp.	30,530	1,392,168

		$6,910,863

Engineering - Construction - 0.9%
Fluor Corp. (l)	3,250	$458,770
North American Energy Partners, Inc. (a)	27,990	429,367

		$888,137

Food & Beverages - 3.7%
Dean Foods Co. (l)	22,010	$442,181
Diamond Foods, Inc.	5,250	95,235
General Mills, Inc.	11,630	696,404
Hain Celestial Group, Inc. (a)(l)	13,260	391,170
J.M. Smucker Co.	2,400	121,464
Kellogg Co.	12,360	649,642
PepsiCo, Inc.	18,670	1,347,974

		$3,744,070

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
Food & Drug Stores - 1.2%
CVS Caremark Corp.	29,500	$1,195,045

Gaming & Lodging - 0.9%
International Game Technology (l)	7,930	$318,865
Melco PBL Entertainment (Macau) Ltd., ADR (a)(l)	9,790	111,410
MGM Mirage (a)	1,046	61,473
Penn National Gaming, Inc. (a)	2,490	108,888
Royal Caribbean Cruises Ltd. (l)	10,100	332,290

		$932,926

General Merchandise - 1.4%
99 Cents Only Stores (a)(l)	30,300	$299,667
Kohl’s Corp. (a)(l)	10,150	435,334
Macy’s, Inc.	18,320	422,459
Stage Stores, Inc.	18,500	299,700

		$1,457,160

Health Maintenance Organizations - 0.9%
CIGNA Corp.	16,820	$682,387
WellPoint, Inc. (a)	5,760	254,189

		$936,576

Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	15,190	$603,043
Chubb Corp.	28,120	1,391,378
Genworth Financial, Inc., “A”	17,670	400,049
Hartford Financial Services Group, Inc.	15,560	1,178,981
MetLife, Inc.	10,650	641,769
Prudential Financial, Inc.	6,260	489,845

		$4,705,065

Internet - 1.1%
Google, Inc., “A” (a)	2,220	$977,843
TechTarget, Inc. (a)	11,510	163,097

		$1,140,940

Leisure & Toys - 1.0%
THQ, Inc. (a)(l)	19,210	$418,778
Ubisoft Entertainment S.A. (a)	6,483	558,384

		$977,162

Machinery & Tools - 2.2%
Bucyrus International, Inc., “A”	4,940	$502,151
Eaton Corp.	2,760	219,889
Flowserve Corp.	2,440	254,687
Ingersoll-Rand Co. Ltd., “A”	18,990	846,574
Timken Co.	13,000	386,360

		$2,209,661

Major Banks - 6.9%
Bank of America Corp.	49,846	$1,889,662
Bank of New York Mellon Corp.	20,748	865,814
JPMorgan Chase & Co.	37,860	1,626,087
State Street Corp. (l)	13,650	1,078,350
UnionBanCal Corp.	11,610	569,819
Wells Fargo & Co.	34,250	996,675

		$7,026,407

Medical & Health Technology & Services - 0.5%
DaVita, Inc. (a)	2,080	$99,341
MWI Veterinary Supply, Inc. (a)(l)	11,220	395,617

		$494,958

Medical Equipment - 3.6%
Advanced Medical Optics, Inc. (a)	25,660	$520,898
Aspect Medical Systems, Inc. (a)(l)	38,820	236,802
Boston Scientific Corp. (a)(l)	105,490	1,357,656
Conceptus, Inc. (a)(l)	24,230	449,709
Cooper Cos., Inc. (l)	15,890	547,093
Cyberonics, Inc. (a)(l)	20,170	292,465
NxStage Medical, Inc. (a)(l)	55,640	240,365

		$3,644,988

Metals & Mining - 1.4%
BHP Billiton PLC	49,510	$1,467,729

Natural Gas - Distribution - 1.0%
Questar Corp.	9,910	$560,510
Sempra Energy	8,930	475,790

		$1,036,300

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	15,260	$503,275

Network & Telecom - 2.2%
Cisco Systems, Inc. (a)	36,470	$878,562
NICE Systems Ltd., ADR (a)	15,900	448,698
Polycom, Inc. (a)	15,470	348,694
Research in Motion Ltd. (a)	2,050	230,072
Sonus Networks, Inc. (a)(l)	94,700	325,768

		$2,231,794

Oil Services - 2.9%
Exterran Holdings, Inc. (a)(l)	5,000	$322,700
Halliburton Co.	29,930	1,177,147
National Oilwell Varco, Inc. (a)(l)	4,310	251,618
Natural Gas Services Group, Inc. (a)	6,960	151,937
Noble Corp.	18,190	903,497
TETRA Technologies, Inc. (a)(l)	11,060	175,190

		$2,982,089

Other Banks & Diversified Financials - 1.8%
American Express Co.	15,510	$678,097
Euro Dekania Ltd. (a)(z)	50,820	522,179
New York Community Bancorp, Inc. (l)	34,700	632,234

		$1,832,510

Pharmaceuticals - 4.4%
Abbott Laboratories	19,010	$1,048,402
Merck & Co., Inc.	52,890	2,007,176
Schering-Plough Corp.	74,360	1,071,528
Warner Chilcott Ltd., “A” (a)(l)	20,680	372,240

		$4,499,346

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Core Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Real Estate - 2.0%
Apartment Investment & Management, “A”, REIT (l)	15,400	$551,474
Mack-Cali Realty Corp., REIT	40,650	1,451,612

		$2,003,086

Restaurants - 1.3%
Panera Bread Co., “A” (a)(l)	9,480	$397,117
Red Robin Gourmet Burgers, Inc. (a)(l)	16,700	627,419
Texas Roadhouse, Inc., “A” (a)(l)	32,730	320,754

		$1,345,290

Specialty Chemicals - 1.5%
Airgas, Inc.	16,900	$768,443
Praxair, Inc.	8,900	749,647

		$1,518,090

Specialty Stores - 2.2%
CarMax, Inc. (a)(l)	17,110	$332,276
Dick’s Sporting Goods, Inc. (a)	19,980	535,064
Ethan Allen Interiors, Inc. (l)	8,080	229,714
Nordstrom, Inc. (l)	14,860	484,436
PetSmart, Inc. (l)	16,500	337,260
Zumiez, Inc. (a)	17,600	276,144

		$2,194,894

Telecommunications - Wireless - 0.6%
Rogers Communications, Inc., “B”	16,800	$603,157

Telephone Services - 2.7%
AT&T, Inc.	60,410	$2,313,703
Embarq Corp.	8,950	358,895
Qwest Communications International, Inc. (l)	27,610	125,073

		$2,797,671

Tobacco - 1.8%
Altria Group, Inc.	24,710	$548,562
Philip Morris International, Inc. (a)	24,710	1,249,832

		$1,798,394

Utilities - Electric Power - 3.4%
American Electric Power Co., Inc.	15,800	$657,754
DPL, Inc. (l)	20,260	519,466
Entergy Corp.	4,910	535,583
NRG Energy, Inc. (a)	17,820	694,802
Public Service Enterprise Group, Inc.	13,860	557,033
Westar Energy, Inc.	23,320	530,996

		$3,495,634

Total Common Stocks		$101,199,277

SHORT-TERM OBLIGATIONS - 0.3%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$321,000	$321,000

COLLATERAL FOR SECURITIES LOANED - 20.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	21,231,916	$21,231,916

Total Investments		$122,752,193

OTHER ASSETS, LESS LIABILITIES - (20.8)%		(21,114,862)

NET ASSETS - 100.0%		$101,637,331

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	6/25/07	$737,167	$522,179
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust – Core Equity Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$100,677,098	$21,552,916	$522,179	$122,752,193
Other Financial Instruments	$—	$—	$—	$—

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$702,148	$—
Accrued discounts/premiums	$—	$—
Realized gain (loss)	$—	$—
Change in unrealized appreciation	(179,969)	$—
Net purchases (sales)	$—	$—
Transfers in and/or out of Level 3	$—	$—
Balance as of 3/31/08	$522,179	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$130,713,180

Gross unrealized appreciation	$5,092,698
Gross unrealized depreciation	(13,053,685)

Net unrealized appreciation (depreciation)	$(7,960,987)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS® Emerging Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Emerging Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.9%
Aerospace - 2.4%
Lockheed Martin Corp.	108,010	$10,725,392
Rockwell Collins, Inc.	22,100	1,263,014
United Technologies Corp.	48,060	3,307,488

		$15,295,894

Apparel Manufacturers - 1.2%
Li & Fung Ltd.	402,000	$1,504,186
NIKE, Inc., “B”	33,276	2,262,767
Phillips-Van Heusen Corp.	77,260	2,929,698
Quiksilver, Inc. (a)	117,650	1,154,146

		$7,850,797

Automotive - 0.4%
BorgWarner Transmission Systems, Inc.	53,030	$2,281,880

Biotechnology - 5.5%
Celgene Corp. (a)(l)	85,640	$5,248,875
Genentech, Inc. (a)	71,600	5,812,487
Genzyme Corp. (a)	155,890	11,620,040
Gilead Sciences, Inc. (a)	180,760	9,314,563
Millipore Corp. (a)(l)	48,329	3,257,858

		$35,253,823

Broadcasting - 0.9%
Grupo Televisa S.A., ADR	151,820	$3,680,117
News Corp., “A”	124,360	2,331,750

		$6,011,867

Brokerage & Asset Managers - 3.4%
Bolsa de Mercadorias & Futuros (a)	169,000	$1,543,511
Charles Schwab Corp.	170,500	3,210,515
CME Group, Inc.	6,120	2,870,892
Deutsche Boerse AG	28,080	4,521,977
EFG International	48,390	1,656,108
Goldman Sachs Group, Inc.	13,100	2,166,609
IntercontinentalExchange, Inc. (a)	12,570	1,640,385
Invesco Ltd.	168,370	4,101,493

		$21,711,490

Business Services - 2.7%
Amdocs Ltd. (a)	118,890	$3,371,720
CoStar Group, Inc. (a)(l)	25,880	1,112,840
Satyam Computer Services Ltd., ADR (l)	91,710	2,071,729
Visa, Inc., “A” (a)	88,850	5,540,686
Western Union Co.	235,500	5,009,085

		$17,106,060

Chemicals - 0.7%
Monsanto Co.	42,350	$4,722,025

Computer Software - 4.2%
Akamai Technologies, Inc. (a)	66,620	$1,876,019
Salesforce.com, Inc. (a)	85,170	4,928,788
Synopsys, Inc. (a)	102,820	2,335,042
VeriSign, Inc. (a)	526,193	17,490,655

		$26,630,504

Computer Software - Systems - 1.2%
Apple Computer, Inc. (a)	26,950	$3,867,325
EMC Corp. (a)	289,290	4,148,419

		$8,015,744

Consumer Goods & Services - 2.6%
Avon Products, Inc.	76,990	$3,044,185
Capella Education Co. (a)	21,540	1,176,084
New Oriental Education & Technology Group, Inc., ADR (a)(l)	74,460	4,829,476
Priceline.com, Inc. (a)(l)	22,590	2,730,227
Strayer Education, Inc. (l)	32,410	4,942,525

		$16,722,497

Electrical Equipment - 1.7%
Danaher Corp. (l)	139,840	$10,632,035

Electronics - 5.5%
ARM Holdings PLC	947,700	$1,653,733
Flextronics International Ltd. (a)	241,720	2,269,751
Hittite Microwave Corp. (a)	70,640	2,643,349
Intel Corp.	499,200	10,573,056
Intersil Corp., “A”	194,970	5,004,880
Marvell Technology Group Ltd. (a)	228,040	2,481,075
National Semiconductor Corp.	254,870	4,669,218
Nintendo Co. Ltd.	7,500	3,883,131
SanDisk Corp. (a)	98,840	2,230,819

		$35,409,012

Energy - Independent - 4.5%
Apache Corp.	63,150	$7,629,783
CONSOL Energy, Inc.	53,500	3,701,665
Sandridge Energy, Inc. (a)	28,410	1,112,252
Ultra Petroleum Corp. (a)(l)	76,760	5,948,900
XTO Energy, Inc.	163,102	10,089,490

		$28,482,090

Energy - Integrated - 3.1%
Hess Corp.	101,401	$8,941,540
Marathon Oil Corp.	124,810	5,691,336
Petroleo Brasileiro S.A., ADR	50,140	5,119,795

		$19,752,671

Engineering - Construction - 1.5%
Fluor Corp.	41,230	$5,820,027
Foster Wheeler Ltd. (a)	34,290	1,941,500
Quanta Services, Inc. (a)(l)	79,510	1,842,247

		$9,603,774

Entertainment - 1.4%
DreamWorks Animation, Inc., “A” (a)	208,040	$5,363,271
TiVo, Inc. (a)(l)	436,110	3,820,324

		$9,183,595

Food & Beverages - 4.3%
General Mills, Inc.	47,670	$2,854,480
Hain Celestial Group, Inc. (a)(l)	60,910	1,796,845
Nestle S.A.	21,545	10,762,199
PepsiCo, Inc.	165,250	11,931,050

		$27,344,574

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Emerging Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - 1.8%
CVS Caremark Corp.	242,830	$9,837,043
Whole Foods Market, Inc. (l)	49,890	1,644,873

		$11,481,916

Gaming & Lodging - 1.3%
International Game Technology	114,260	$4,594,395
Royal Caribbean Cruises Ltd. (l)	109,490	3,602,221

		$8,196,616

General Merchandise - 0.8%
Kohl’s Corp. (a)	120,480	$5,167,387

Insurance - 0.3%
Aflac, Inc.	32,250	$2,094,638

Internet - 3.4%
Google, Inc., “A” (a)	34,140	$15,037,646
Omniture, Inc. (a)	111,750	2,593,718
Tencent Holdings Ltd.	326,800	1,862,354
Yahoo!, Inc. (a)	72,670	2,102,343

		$21,596,061

Leisure & Toys - 2.1%
Activision, Inc. (a)	144,860	$3,956,127
Electronic Arts, Inc. (a)	149,920	7,484,006
THQ, Inc. (a)(l)	103,410	2,254,338

		$13,694,471

Machinery & Tools - 2.4%
Bucyrus International, Inc., “A”	89,275	$9,074,804
Flowserve Corp.	63,230	6,599,947

		$15,674,751

Major Banks - 0.9%
State Street Corp. (l)	58,120	$4,591,480
UnionBanCal Corp.	21,240	1,042,459

		$5,633,939

Medical & Health Technology & Services - 1.6%
IDEXX Laboratories, Inc. (a)	163,100	$8,034,306
VCA Antech, Inc. (a)	81,070	2,217,265

		$10,251,571

Medical Equipment - 6.3%
Advanced Medical Optics, Inc. (a)	227,512	$4,618,494
Becton, Dickinson & Co.	109,140	9,369,669
C.R. Bard, Inc.	56,280	5,425,392
Conceptus, Inc. (a)(l)	234,410	4,350,650
Medtronic, Inc.	67,390	3,259,654
ResMed, Inc. (a)(l)	30,910	1,303,784
St. Jude Medical, Inc. (a)	120,130	5,188,415
Stryker Corp.	76,800	4,995,840
Thoratec Corp. (a)	107,478	1,535,861

		$40,047,759

Metals & Mining - 2.4%
Anglo American PLC	22,240	$1,335,373
Cameco Corp.	68,200	2,246,508
Century Aluminum Co. (a)(l)	69,390	4,596,394
Companhia Vale do Rio Doce, ADR	182,340	6,316,258
Rio Tinto PLC, ADR (l)	2,240	922,522

		$15,417,055

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	325,160	$7,833,104
NICE Systems Ltd., ADR (a)	137,270	3,873,759
Nokia Corp., ADR	142,580	4,538,321
QLogic Corp. (a)	171,410	2,631,144
Research in Motion Ltd. (a)	41,434	4,650,138

		$23,526,466

Oil Services - 4.7%
Exterran Holdings, Inc. (a)(l)	18,959	$1,223,614
National Oilwell Varco, Inc. (a)	130,041	7,591,794
Noble Corp.	179,987	8,939,954
Smith International, Inc. (l)	78,930	5,069,674
Weatherford International Ltd. (a)	99,880	7,238,304

		$30,063,340

Other Banks & Diversified Financials - 0.2%
New York Community Bancorp, Inc. (l)	67,950	$1,238,049

Pharmaceuticals - 3.4%
Abbott Laboratories	31,500	$1,737,225
Allergan, Inc.	33,850	1,908,802
Elan Corp. PLC, ADR (a)	331,510	6,915,299
Merck & Co., Inc.	148,250	5,626,088
Roche Holding AG	28,410	5,344,838

		$21,532,252

Precious Metals & Minerals - 0.9%
Agnico Eagle Mines Ltd.	36,680	$2,483,603
Goldcorp, Inc.	77,800	3,014,750

		$5,498,353

Printing & Publishing - 0.2%
Playboy Enterprises, Inc., “B” (a)(l)	126,590	$1,054,495

Restaurants - 0.2%
Red Robin Gourmet Burgers, Inc. (a)(l)	28,960	$1,088,027

Specialty Chemicals - 0.8%
Praxair, Inc.	59,260	$4,991,470

Specialty Stores - 4.1%
Advance Auto Parts, Inc.	63,420	$2,159,451
Dick’s Sporting Goods, Inc. (a)	72,880	1,951,726
Lowe’s Cos., Inc.	181,260	4,158,104
Nordstrom, Inc. (l)	214,450	6,991,070
PetSmart, Inc. (l)	166,440	3,402,034
TJX Cos., Inc.	204,560	6,764,799
Williams-Sonoma, Inc. (l)	28,470	690,113

		$26,117,297

Telecommunications - Wireless - 2.9%
America Movil S.A.B. de C.V., “L”, ADR	197,990	$12,609,983
Rogers Communications, Inc., “B”	160,030	5,745,425

		$18,355,408

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Emerging Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Telephone Services - 2.1%
American Tower Corp., “A” (a)	178,273	$6,990,084
AT&T, Inc.	162,090	6,208,047

		$13,198,131

Tobacco - 1.7%
Altria Group, Inc.	153,820	$3,414,804
Philip Morris International, Inc. (a)	153,820	7,780,216

		$11,195,020

Trucking - 0.4%
Expeditors International of Washington, Inc. (l)	36,560	$1,651,781
Werner Enterprises, Inc. (l)	63,670	1,181,715

		$2,833,496

Utilities - Electric Power - 1.1%
FPL Group, Inc.	61,670	$3,869,176
NRG Energy, Inc. (a)	82,750	3,226,423

		$7,095,599

Total Common Stocks		$619,053,899

SHORT-TERM OBLIGATIONS - 3.7%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$23,747,000	$23,747,000

COLLATERAL FOR SECURITIES LOANED - 12.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	77,534,682	$77,534,682

Total Investments		$720,335,581

OTHER ASSETS, LESS LIABILITIES - (12.7)%		(81,401,437)

NET ASSETS - 100.0%		$638,934,144

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust – Emerging Growth Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$613,666,582	$106,668,999	$—	$720,335,581
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$697,170,237

Gross unrealized appreciation	$62,149,771
Gross unrealized depreciation	(38,984,427)

Net unrealized appreciation (depreciation)	$23,165,344

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $76,039,328. These loans were collateralized by cash of $77,534,682 and U.S. Treasury obligations of $338,881.

4

MFS
INVESTMENT MANAGEMENT

MFS® Global Equity Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.8%
Alcoholic Beverages - 5.2%
Diageo PLC	46,059	$927,940
Grupo Modelo S.A. de C.V., “C”	38,300	167,656
Heineken N.V.	18,970	1,101,540
Pernod Ricard S.A. (l)	5,086	523,071

		$2,720,207

Apparel Manufacturers - 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	12,550	$1,396,485
NIKE, Inc., “B”	15,250	1,037,000

		$2,433,485

Automotive - 3.3%
Bayerische Motoren Werke AG	11,210	$619,089
Bridgestone Corp.	14,100	240,788
Harley-Davidson, Inc. (l)	12,750	478,125
Toyota Motor Corp.	7,700	387,842

		$1,725,844

Biotechnology - 0.3%
Actelion Ltd. (a)	2,568	$139,974

Broadcasting - 4.8%
Omnicom Group, Inc.	11,110	$490,840
Viacom, Inc., “B” (a)	6,515	258,124
Vivendi S.A.	10,370	405,095
Walt Disney Co. (l)	21,920	687,850
WPP Group PLC	56,700	675,724

		$2,517,633

Brokerage & Asset Managers - 1.6%
Goldman Sachs Group, Inc.	1,230	$203,430
Julius Baer Holding Ltd.	5,348	394,055
Nomura Holdings, Inc.	14,700	221,023

		$818,508

Business Services - 1.2%
Accenture Ltd., “A” (l)	10,810	$380,188
DST Systems, Inc. (a)(l)	3,940	259,016

		$639,204

Chemicals - 3.1%
3M Co.	10,990	$869,858
Givaudan S.A.	760	751,623

		$1,621,481

Computer Software - 1.1%
Oracle Corp. (a)	30,470	$595,993

Conglomerates - 0.9%
Smiths Group PLC	24,693	$460,271

Consumer Goods & Services - 6.7%
Alberto-Culver Co. (l)	6,480	$177,617
Henkel KGaA, IPS (l)	13,620	629,436
Kao Corp.	34,000	963,052
Procter & Gamble Co.	9,779	685,214
Reckitt Benckiser Group PLC	19,090	1,056,520

		$3,511,839

Electrical Equipment - 4.3%
Legrand S.A. (l)	18,830	$590,543
OMRON Corp. (l)	10,800	223,993
Rockwell Automation, Inc. (l)	9,120	523,670
Schneider Electric S.A. (l)	7,180	928,816

		$2,267,022

Electronics - 6.1%
Asahi Glass Co. Ltd.	9,000	$99,756
Canon, Inc.	21,400	991,138
Hirose Electric Co. Ltd. (l)	2,100	236,464
Hoya Corp.	16,400	388,522
Intel Corp.	22,780	482,480
Ricoh Co. Ltd.	20,000	334,148
Samsung Electronics Co. Ltd.	1,000	635,426

		$3,167,934

Energy - Independent - 1.0%
INPEX Holdings, Inc.	46	$516,106

Energy - Integrated - 5.3%
Chevron Corp.	5,800	$495,088
Exxon Mobil Corp.	8,530	721,467
Royal Dutch Shell PLC, “A”	18,950	653,827
TOTAL S.A.	12,140	901,341

		$2,771,723

Food & Beverages - 7.0%
General Mills, Inc.	14,390	$861,673
Nestle S.A.	4,300	2,147,944
PepsiCo, Inc.	8,900	642,580

		$3,652,197

Food & Drug Stores - 1.7%
Tesco PLC	36,438	$273,846
Walgreen Co. (l)	16,240	618,582

		$892,428

Gaming & Lodging - 1.4%
Ladbrokes PLC	64,389	$397,405
William Hill PLC	44,820	333,951

		$731,356

Insurance - 3.2%
AXA (l)	19,310	$700,688
Genworth Financial, Inc., “A” (l)	10,450	236,588
QBE Insurance Group Ltd.	4,064	82,463
Swiss Reinsurance Co. (l)	7,670	669,759

		$1,689,498

Machinery & Tools - 0.8%
Fanuc Ltd.	3,100	$299,867
Pitney Bowes, Inc.	2,920	102,258

		$402,125

Major Banks - 4.9%
Bank of New York Mellon Corp.	21,570	$900,116
Erste Bank der Oesterreichischen Sparkassen AG	9,020	584,417
Intesa Sanpaolo S.p.A.	35,551	250,540

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Global Equity Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
State Street Corp.	10,810	$853,990

		$2,589,063

Medical Equipment - 4.1%
Medtronic, Inc.	12,130	$586,728
Synthes, Inc.	4,820	673,912
Thermo Fisher Scientific, Inc. (a)	9,020	512,697
Zimmer Holdings, Inc. (a)	4,600	358,156

		$2,131,493

Natural Gas - Distribution - 1.0%
Gaz de France	5,920	$357,308
Tokyo Gas Co. Ltd. (l)	44,000	178,191

		$535,499

Other Banks & Diversified Financials - 3.6%
Aeon Credit Service Co. Ltd.	11,300	$151,749
American Express Co.	17,400	760,728
Bangkok Bank Public Co. Ltd.	51,200	226,799
Komercni Banka A.S.	849	202,788
UBS AG	18,424	535,222

		$1,877,286

Pharmaceuticals - 9.3%
Bayer AG	8,380	$671,381
GlaxoSmithKline PLC	38,180	807,059
Johnson & Johnson	18,280	1,185,824
Merck KGaA (l)	6,390	787,387
Roche Holding AG	7,400	1,392,179

		$4,843,830

Printing & Publishing - 0.6%
Wolters Kluwer N.V.	12,900	$341,449

Railroad & Shipping - 0.5%
Canadian National Railway Co.	5,554	$268,369

Specialty Chemicals - 4.8%
L’Air Liquide S.A.	4,850	$739,243
Linde AG	6,920	977,426
Praxair, Inc. (l)	5,840	491,903
Shin-Etsu Chemical Co. Ltd.	5,800	300,813

		$2,509,385

Specialty Stores - 0.1%
Sally Beauty Holdings, Inc. (a)(l)	10,220	$70,518

Telephone Services - 0.9%
Singapore Telecommunications Ltd.	159,950	$457,645

Trucking - 3.1%
TNT N.V.	20,490	$760,969
United Parcel Service, Inc., “B”	10,380	757,948
Yamato Holdings Co. Ltd. (l)	6,000	88,530

		$1,607,447

Utilities - Electric Power - 2.3%
E.ON AG	3,280	$607,054
SUEZ S.A.	8,970	588,540

		$1,195,594

Total Common Stocks		$51,702,406

SHORT-TERM OBLIGATIONS - 0.7%
American Express Credit Corp.,
2.8%, due 4/01/08 (y)	$382,000	$382,000

COLLATERAL FOR SECURITIES LOANED - 15.0%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	7,822,422	$7,822,422

Total Investments		$59,906,828

OTHER ASSETS, LESS LIABILITIES - (14.5)%		(7,595,647)

NET ASSETS - 100.0%		$52,311,181

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust - Global Equity Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$45,723,607	$14,183,221	$—	$59,906,828
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,101,876

Gross unrealized appreciation	$8,710,829
Gross unrealized depreciation	(1,905,877)

Net unrealized appreciation (depreciation)	$6,804,952

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $8,244,692. These loans were collateralized by cash of $7,822,422 and U.S. Treasury obligations of $762,602.

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	33.0%
France	13.6%
Switzerland	12.8%
Japan	10.7%
United Kingdom	9.4%
Germany	8.2%
Netherlands	5.5%
South Korea	1.2%
Austria	1.1%
Other Countries	4.5%

3

MFS INVESTMENT MANAGEMENT

MFS® High Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS High Income Series

Issuer	Shares/Par	Value ($)
BONDS - 88.3%
Aerospace - 1.9%
Bombardier, Inc., 8%, 2014 (n)	$1,473,000	$1,517,189
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	1,585,000	1,577,074
TransDigm Group, Inc., 7.75%, 2014	530,000	529,999
Vought Aircraft Industries, Inc., 8%, 2011	2,260,000	2,073,549

		$5,697,811

Airlines - 0.2%
Continental Airlines, Inc., 6.9%, 2017	$255,762	$230,184
Continental Airlines, Inc., 6.748%, 2017	166,968	150,270
Continental Airlines, Inc., 6.795%, 2018	389,105	350,193

		$730,647

Asset Backed & Securitized - 8.1%
Airlie LCDO Ltd., CDO, FRN, 4.499%, 2011 (z)	$677,000	$551,754
Anthracite Ltd., CDO, 6%, 2037 (z)	290,000	130,499
Arbor Realty Mortgage Securities, CDO, FRN, 6.45%, 2038 (z)	677,291	421,322
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	906,493	335,401
Asset Securitization Corp., FRN, 9.121%, 2029 (z)	2,000,000	2,242,499
Babson Ltd., CLO, “D”, FRN, 6.65%, 2018 (n)	655,000	422,475
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	953,801	860,938
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2051	2,112,356	1,916,583
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2051	1,056,171	969,797
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,590,708	1,422,830
Crest Ltd., CDO, 7%, 2040	846,250	420,172
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (n)	938,000	405,995
CWCapital Cobalt Ltd., CDO, “F”, FRN, 6.655%, 2050 (z)	500,000	177,330
First Union National Bank Commercial Mortgage Trust, 6.75%, 2010	750,000	664,937
Goldman Sachs Mortgage Securities Corp., FRN, 5.799%, 2045	1,082,469	996,029
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	1,472,335	1,331,862
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	752,159	675,420
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	2,123,836	1,905,368
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049	1,586,559	1,452,872
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.059%, 2051	1,812,017	1,690,990
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.261%, 2051	750,000	523,053
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	750,000	516,284
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	1,592,719	1,415,976
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	408,000	373,478
Wachovia Bank Commercial Mortgage Trust, FRN, 5.591%, 2047	1,590,305	1,433,134
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	1,589,805	1,467,029
Wachovia Credit, CDO, FRN, 6.71%, 2026 (z)	372,000	175,219

		$24,899,246

Automotive - 2.5%
Allison Transmission, Inc., 11%, 2015 (n)	$1,980,000	$1,722,600
Ford Motor Credit Co. LLC, 9.75%, 2010	3,497,000	3,115,033
Ford Motor Credit Co. LLC, 8.625%, 2010	1,035,000	901,791
Ford Motor Credit Co. LLC, 8%, 2016	880,000	688,868
General Motors Acceptance Corp., 8.375%, 2033	1,517,000	1,069,485

		$7,497,777

Broadcasting - 6.5%
Allbritton Communications Co., 7.75%, 2012	$2,150,000	$2,107,000
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	1,380,000	1,062,600
CanWest MediaWorks LP, 9.25%, 2015 (n)	1,070,000	984,400
Intelsat Jackson Holdings Ltd., 11.25%, 2016	1,415,000	1,434,456
Intelsat Ltd., 8.625%, 2015	1,220,000	1,229,150
Intelsat Ltd., 0% to 2010, 9.25% to 2015	1,540,000	1,309,000
ION Media Networks, Inc., FRN, 11.492%, 2013 (n)	1,650,000	1,237,500
Lamar Media Corp., 6.625%, 2015	1,545,000	1,359,600
Lamar Media Corp., “C”, 6.625%, 2015	975,000	858,000
LBI Media, Inc., 8.5%, 2017 (n)	1,025,000	887,906
LIN TV Corp., 6.5%, 2013	2,175,000	2,017,313
Local TV Finance LLC, 9.25%, 2015 (n)(p)	1,590,000	1,273,988
Nexstar Broadcasting Group, Inc., 7%, 2014	1,120,000	964,600

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Broadcasting - continued
Univision Communications, Inc., 9.75%, 2015 (n)(p)		$5,390,000	$3,260,950

			$19,986,463

Brokerage & Asset Managers - 0.4%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$1,465,000	$1,256,238

Building - 1.0%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		$1,175,000	$801,938
Building Materials Corp. of America, 7.75%, 2014		1,080,000	777,600
Ply Gem Industries, Inc., 9%, 2012		1,875,000	1,368,750

			$2,948,288

Business Services - 0.8%
SunGard Data Systems, Inc., 10.25%, 2015		$2,535,000	$2,547,675

Cable TV - 3.4%
CCH I Holdings LLC, 11%, 2015		$1,113,000	$773,535
CCH II Holdings LLC, 10.25%, 2010		2,530,000	2,302,300
CCO Holdings LLC, 8.75%, 2013		3,600,000	3,078,000
Charter Communications, Inc., 10.875%, 2014 (z)		265,000	261,025
CSC Holdings, Inc., 6.75%, 2012		1,295,000	1,249,675
Mediacom LLC, 9.5%, 2013		1,210,000	1,113,200
NTL Cable PLC, 9.125%, 2016		1,125,000	1,006,875
Videotron LTEE, 6.875%, 2014		675,000	622,688

			$10,407,298

Chemicals - 3.1%
Innophos, Inc., 8.875%, 2014		$1,630,000	$1,581,100
Koppers Holdings, Inc., 9.875%, 2013		1,430,000	1,501,500
Koppers Holdings, Inc., 0% to 2009, 9.875% to 2014		1,924,000	1,669,070
Momentive Performance Materials, Inc., 9%, 2014	EUR	215,000	274,870
Momentive Performance Materials, Inc., 10%, 2014		$750,000	673,125
Momentive Performance Materials, Inc., 11.5%, 2016		680,000	517,650
Mosaic Co., 7.625%, 2016 (n)		555,000	596,625
Nalco Co., 7.75%, 2011		500,000	506,250
Nalco Co., 8.875%, 2013		2,120,000	2,178,300

			$9,498,490

Computer Software - 0.5%
First Data Corp., 9.875%, 2015 (n)		$2,040,000	$1,677,900

Consumer Goods & Services - 2.3%
Corrections Corp. of America, 6.25%, 2013		$880,000	$862,400
GEO Group, Inc., 8.25%, 2013		1,225,000	1,234,188
KAR Holdings, Inc., 10%, 2015		1,140,000	986,100
Service Corp. International, 7.375%, 2014		690,000	690,863
Service Corp. International, 6.75%, 2015		420,000	413,175
Service Corp. International, 7%, 2017		2,900,000	2,798,500

			$6,985,226

Containers - 1.7%
Crown Americas LLC, 7.625%, 2013		$1,035,000	$1,055,700
Graham Packaging Co. LP, 9.875%, 2014		1,020,000	856,800
Greif, Inc., 6.75%, 2017		1,040,000	1,024,400
Owens-Brockway Glass Container, Inc., 8.25%, 2013		2,100,000	2,173,500

			$5,110,400

Defense Electronics - 0.9%
L-3 Communications Corp., 6.125%, 2014		$1,370,000	$1,335,750
L-3 Communications Corp., 5.875%, 2015		1,560,000	1,493,700

			$2,829,450

Electronics - 1.0%
Avago Technologies Finance, 11.875%, 2015		$760,000	$801,800
Flextronics International Ltd., 6.25%, 2014		840,000	772,800
Spansion LLC, 11.25%, 2016 (n)		2,245,000	1,369,450

			$2,944,050

Emerging Market Sovereign - 0.6%
Republic of Argentina, FRN, 5.475%, 2012		$2,077,500	$1,758,844

Energy - Independent - 5.5%
Chaparral Energy, Inc., 8.875%, 2017		$1,060,000	$919,550
Chesapeake Energy Corp., 7%, 2014		1,055,000	1,057,638
Chesapeake Energy Corp., 6.375%, 2015		1,880,000	1,823,600
Forest Oil Corp., 7.25%, 2019		960,000	976,800
Hilcorp Energy I LP, 7.75%, 2015 (n)		665,000	623,438
Hilcorp Energy I LP, 9%, 2016 (n)		1,120,000	1,128,400
Mariner Energy, Inc., 8%, 2017		1,800,000	1,719,000
Newfield Exploration Co., 6.625%, 2014		1,695,000	1,669,575
Opti Canada, Inc., 8.25%, 2014		2,000,000	1,980,000
Plains Exploration & Production Co., 7%, 2017		2,415,000	2,318,400
Quicksilver Resources, Inc., 7.125%, 2016		1,750,000	1,688,750
Southwestern Energy Co., 7.5%, 2018 (n)		945,000	978,075

			$16,883,226

Entertainment - 0.2%
Marquee Holdings, Inc., 9.505%, 2014		$755,000	$564,363

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Financial Institutions - 1.2%
General Motors Acceptance Corp., 6.875%, 2011		$4,184,000	$3,202,283
Residential Capital LLC, 7.125%, 2008		768,000	529,920
Residential Capital LLC, 6.5%, 2012		194,000	95,060

			$3,827,263

Food & Beverages - 2.0%
ARAMARK Corp., 8.5%, 2015		$2,730,000	$2,736,825
B&G Foods, Inc., 8%, 2011		1,120,000	1,083,600
Del Monte Corp., 6.75%, 2015		1,425,000	1,364,438
Michael Foods, Inc., 8%, 2013		890,000	867,750

			$6,052,613

Forest & Paper Products - 2.3%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$190,000	$194,275
Buckeye Technologies, Inc., 8%, 2010		316,000	315,605
Buckeye Technologies, Inc., 8.5%, 2013		2,140,000	2,161,400
Catalyst Paper Corp., 8.625%, 2011		520,000	432,900
Graphic Packaging International Corp., 9.5%, 2013		770,000	739,200
JSG Funding PLC, 7.75%, 2015		150,000	131,250
Millar Western Forest Products Ltd., 7.75%, 2013		1,555,000	1,049,625
NewPage Holding Corp., 10%, 2012 (n)		1,035,000	1,050,525
NewPage Holding Corp., 12%, 2013		815,000	817,038

			$6,891,818

Gaming & Lodging - 6.4%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		$2,275,000	$1,603,875
Harrah’s Operating Co., Inc., 5.375%, 2013		765,000	493,425
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		1,830,000	1,541,775
Harrah’s Operating Co., Inc., 5.75%, 2017		2,900,000	1,609,500
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		960,000	751,200
Isle of Capri Casinos, Inc., 7%, 2014		1,540,000	1,097,250
Mandalay Resort Group, 9.375%, 2010		955,000	983,650
MGM Mirage, 8.5%, 2010		580,000	598,850
MGM Mirage, 8.375%, 2011		680,000	681,700
MGM Mirage, 6.75%, 2013		1,115,000	1,025,800
MGM Mirage, 5.875%, 2014		2,355,000	2,013,525
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		1,480,000	1,165,500
Station Casinos, Inc., 6%, 2012		290,000	237,800
Station Casinos, Inc., 6.5%, 2014		2,880,000	1,728,000
Station Casinos, Inc., 6.875%, 2016		2,540,000	1,479,550
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		2,760,000	1,863,000
Wynn Las Vegas LLC, 6.625%, 2014		790,000	760,375

			$19,634,775

General Merchandise - 0.3%
Buhrmann U.S., Inc., 7.875%, 2015		$985,000	$920,975

Industrial - 1.3%
Blount, Inc., 8.875%, 2012		$1,175,000	$1,154,438
JohnsonDiversey, Inc., 9.625%, 2012	EUR	460,000	671,588
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$2,255,000	2,221,175

			$4,047,201

Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)		$1,460,000	$1,054,850

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014		$1,830,000	$1,793,400

Medical & Health Technology & Services - 8.1%
Community Health Systems, Inc., 8.875%, 2015		$2,735,000	$2,745,256
Cooper Cos., Inc., 7.125%, 2015		1,415,000	1,344,250
DaVita, Inc., 6.625%, 2013		690,000	669,300
DaVita, Inc., 7.25%, 2015		2,580,000	2,515,500
HCA, Inc., 6.375%, 2015		3,380,000	2,860,325
HCA, Inc., 9.25%, 2016		5,185,000	5,379,438
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		1,090,000	1,141,775
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		2,085,000	2,085,000
Psychiatric Solutions, Inc., 7.75%, 2015		1,645,000	1,636,775
U.S. Oncology, Inc., 10.75%, 2014		2,140,000	2,113,250
Universal Hospital Services, Inc., 8.5%, 2015 (p)		1,280,000	1,280,000
Universal Hospital Services, Inc., FRN, 8.287%, 2015		310,000	275,900
VWR Funding, Inc., 10.25%, 2015 (p)		905,000	841,650

			$24,888,419

Metals & Mining - 4.8%
Arch Western Finance LLC, 6.75%, 2013		$1,195,000	$1,192,013
FMG Finance Ltd., 10.625%, 2016 (n)		2,205,000	2,480,625
Foundation PA Coal Co., 7.25%, 2014		690,000	683,100
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		4,180,000	4,436,025
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		1,655,000	1,626,038
Peabody Energy Corp., 5.875%, 2016		1,150,000	1,086,750

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Metals & Mining - continued
Peabody Energy Corp., 7.375%, 2016		$1,390,000	$1,438,650
PNA Group, Inc., 10.75%, 2016		1,175,000	1,022,250
Ryerson, Inc., 12%, 2015 (n)		675,000	637,875

			$14,603,326

Natural Gas - Distribution - 1.1%
AmeriGas Partners LP, 7.125%, 2016		$1,830,000	$1,793,400
Inergy LP, 6.875%, 2014		1,540,000	1,501,500

			$3,294,900

Natural Gas - Pipeline - 2.7%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,680,000	$1,709,400
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		2,870,000	2,934,400
El Paso Corp., 7.75%, 2032		945,000	970,548
Transcontinental Gas Pipe Line Corp., 7%, 2011		286,000	302,088
Williams Cos., Inc., 8.75%, 2032		813,000	939,015
Williams Partners LP, 7.25%, 2017		1,255,000	1,261,275

			$8,116,726

Network & Telecom - 2.9%
Cincinnati Bell, Inc., 8.375%, 2014		$1,735,000	$1,626,563
Citizens Communications Co., 9.25%, 2011		1,301,000	1,346,535
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		1,230,000	1,193,100
Qwest Capital Funding, Inc., 7.25%, 2011		1,105,000	1,049,750
Qwest Corp., 7.875%, 2011		410,000	408,975
Qwest Corp., 8.875%, 2012		1,740,000	1,774,800
Windstream Corp., 8.625%, 2016		1,385,000	1,360,763

			$8,760,486

Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016		$1,710,000	$1,628,775
GulfMark Offshore, Inc., 7.75%, 2014		695,000	705,425

			$2,334,200

Other Banks & Diversified Financials - 0.1%
VTB Capital S.A., 6.609%, 2012 (n)		$380,000	$369,265

Printing & Publishing - 4.0%
American Media Operations, Inc., 10.25%, 2009		$53,413	$35,520
American Media Operations, Inc., “B”, 10.25%, 2009		1,469,000	987,903
Dex Media West LLC, 9.875%, 2013		333,000	289,710
Dex Media, Inc., 0% to 2008, 9%to 2013		3,580,000	2,577,600
Dex Media, Inc., 0% to 2008, 9%to 2013		1,690,000	1,216,800
Idearc, Inc., 8%, 2016		5,304,000	3,434,340
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	720,000	642,073
Nielsen Finance LLC, 10%, 2014		990,000	985,050
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		475,000	300,438
Quebecor World, Inc., 6.125%, 2013 (d)		725,000	297,250
R.H. Donnelley Corp., 8.875%, 2016		2,350,000	1,486,375

			$12,253,059

Retailers - 0.3%
Couche-Tard, Inc., 7.5%, 2013		$795,000	$793,013

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$1,105,000	$972,400

Supermarkets - 0.4%
Stater Brothers Holdings, Inc., 7.75%, 2015		$1,165,000	$1,100,925

Telecommunications - Wireless - 1.4%
Alltel Corp., 7%, 2012		$1,631,000	$1,304,800
MetroPCS Wireless, Inc., 9.25%, 2014		1,440,000	1,324,800
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		1,620,000	1,652,400

			$4,282,000

Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014		$1,020,000	$966,450

Utilities - Electric Power - 6.1%
AES Corp., 9.375%, 2010		$1,595,000	$1,686,713
Dynegy Holdings, Inc., 7.5%, 2015		1,385,000	1,298,438
Edison Mission Energy, 7%, 2017		3,280,000	3,263,600
Mirant Americas Generation LLC, 8.3%, 2011		900,000	918,000
Mirant North America LLC, 7.375%, 2013		1,390,000	1,403,900
NRG Energy, Inc., 7.375%, 2016		5,000,000	4,900,000
Reliant Energy, Inc., 6.75%, 2014		520,000	529,100
Reliant Energy, Inc., 7.875%, 2017		2,475,000	2,462,625
Sierra Pacific Resources, 8.625%, 2014		715,000	750,794
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)		1,490,000	1,484,413

			$18,697,583

Total Bonds			$269,879,039

FLOATING RATE LOANS(g)(r) - 5.4%
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)		67,579	$62,877
Hawker Beechcraft Acquisition Co., Term Loan, 4.7%, 2014 (o)		1,696,024	1,578,010

			$1,640,887

4

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Income Series

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Automotive - 0.7%
Ford Motor Co., Term Loan B, 5.8%, 2013	$1,780,879	$1,455,870
Mark IV Industries, Inc., Second Lien Term Loan, 11.3%, 2011	1,014,271	507,135

		$1,963,005

Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 2012 (o)	1,657,179	$1,462,200

Building - 0.2%
Building Materials Holding Corp., Second Lien Term Loan, 8.44%, 2014	1,106,406	$616,822

Cable TV - 0.3%
Mediacom Illinois LLC, Term Loan A, 4.32%, 2012	1,089,848	$949,077

Computer Software - 0.5%
First Data Corp., Term Loan B-1, 5.36%, 2014 (o)	1,609,073	$1,446,730

Food & Beverages - 0.3%
Dole Food Co., Inc., Letter of Credit, 6.51%, 2013	112,095	$95,921
Dole Food Co., Inc., Term Loan, 5.4%, 2013	247,170	211,507
Dole Food Co., Inc., Term Loan C, 5.75%, 2013	823,900	705,022

		$1,012,450

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 2009 (o)	460,021	$388,978

Gaming & Lodging - 0.2%
Harrah’s Entertainment, Inc., Term Loan B-2, 6.24%, 2015	767,032	$702,410

Medical & Health Technology & Services - 0.7%
Community Health Systems, Inc., Term Loan B, 5.33%, 2014	992,453	$913,057
HCA, Inc., Term Loan B, 4.95%, 2013	1,141,431	1,048,095

		$1,961,152

Printing & Publishing - 0.3%
Idearc, Inc., Term Loan B, 2014 (o)	152,740	$121,906
Nielsen Finance LLC, Term Loan B, 5.35%, 2013	877,496	792,367

		$914,273

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.34%, 2013 (o)	605,329	$505,545

Utilities - Electric Power - 0.9%
Calpine Corp., DIP Term Loan, 5.58%, 2009 (o)	1,340,858	$1,186,484
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.58%, 2014 (o)	1,732,852	1,570,938

		$2,757,422

Total Floating Rate Loans		$16,320,951

COMMON STOCKS - 2.0%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	82	$0

Broadcasting - 0.1%
Clear Channel Communications, Inc.	14,600	$426,612

Cable TV - 0.6%
Comcast Corp., “A”	76,800	$1,485,312
Time Warner Cable, Inc. (a)	18,500	462,130

		$1,947,442

Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	15,100	$69,611

Electronics - 0.1%
Intel Corp.	15,600	$330,408

Energy - Integrated - 0.2%
Chevron Corp.	6,600	$563,376

Forest & Paper Products - 0.0%
Louisiana-Pacific Corp.	16,100	$147,798

Gaming & Lodging - 0.1%
MGM Mirage (a)	3,800	$223,326

Major Banks - 0.2%
Bank of America Corp.	8,100	$307,071
JPMorgan Chase & Co.	3,800	163,210

		$470,281

Pharmaceuticals - 0.1%
Johnson & Johnson	6,200	$402,194

Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	2,125	$0

Real Estate - 0.2%
Host Hotels & Resorts, Inc., REIT	32,300	$514,216

Telephone Services - 0.2%
Windstream Corp.	49,900	$596,305

Utilities - Electric Power - 0.2%
Reliant Energy, Inc. (a)	20,900	$494,285

Total Common Stocks		$6,185,854

SHORT-TERM OBLIGATIONS - 0.6%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$1,691,000	$1,691,000

5

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS High Income Series
Total Investments	$294,076,844

OTHER ASSETS, LESS LIABILITIES - 3.7%	11,444,255

NET ASSETS - 100.0%	$305,521,099

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,887,710, representing 13.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$190,000	$194,275
Airlie LCDO Ltd., CDO, FRN, 4.499%, 2011	10/13/06	676,999	551,754
Anthracite Ltd., CDO, 6%, 2037	5/14/02	241,826	130,499
Arbor Realty Mortgage Securities, CDO, FRN, 6.45%, 2038	12/20/05	677,290	421,322
Asset Securitization Corp., FRN, 9.121%, 2029	1/25/05	1,765,543	2,242,499
CWCapital Cobalt Ltd., CDO, “F”, FRN, 6.655%, 2050	4/12/06	500,000	177,330
Charter Communications, Inc., 10.875%, 2014	3/11/08	254,720	261,025
Wachovia Credit, CDO, FRN, 6.71%, 2026	6/08/06	372,000	175,219

Total Restricted Securities			$4,153,923
% of Net Assets			1.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Variable Insurance Trust – MFS High Income Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$6,185,854	$287,937,686	$—	294,123,540
Other Financial Instruments	51,183	(585,483)	—	(534,300)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$319,564,040

Gross unrealized appreciation	$3,041,427
Gross unrealized depreciation	(28,528,623)

Net unrealized appreciation (depreciation)	$(25,487,196)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of March 31, 2008, the fund had unfunded loan commitments of $ 50,757, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Commitment At Value	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw Term Loan, 2014	$50,757	$46,696	$(4,061)

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(4) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
SELL	EUR	1,031,307	5/14/2008	$1,597,557	$1,624,921	$(27,364)

7

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Appreciation (Depreciation)
U.S. Treasury Note (Long)	20	2,375,938	Jun-08	$78,547

Swap Agreements at 3/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	1,300,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(235,574)
6/20/09	USD	650,000	JPMorgan Chase Bank	4.8% (fixed rate)	(1)	(112,266)
6/20/12	USD	3,168,000	JPMorgan Chase Bank (a)	(2)	2.75% (fixed rate)	302,870
6/20/12	USD	1,300,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(3)	(361,244)
6/20/12	USD	650,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(3)	(174,162)
9/20/12	USD	1,300,000	Goldman Sachs International	3.75% (fixed rate)	(4)	(5,107)

						$(585,483)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/1/15.

(2)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.

(3)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.

(4)	Fund to pay notional amount upon a defined credit event by Allied Waste, Inc., 7.75%, 4/15/14.

(a)	Premiums paid by the fund amounted to $32,000.

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS
INVESTMENT MANAGEMENT

MFS® Investors Growth Stock Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 97.3%
Aerospace - 2.4%
Precision Castparts Corp.	26,620	$2,717,364
United Technologies Corp.	99,130	6,822,127

		$9,539,491

Alcoholic Beverages - 1.5%
Diageo PLC	292,580	$5,894,544

Apparel Manufacturers - 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	74,130	$8,248,718
NIKE, Inc., “B”	86,090	5,854,120

		$14,102,838

Automotive - 0.8%
Bayerische Motoren Werke AG	59,650	$3,294,259

Biotechnology - 4.5%
Amgen, Inc. (a)	43,880	$1,833,306
Celgene Corp. (a)	39,910	2,446,084
Genentech, Inc. (a)	29,830	2,421,599
Genzyme Corp. (a)	114,820	8,558,683
Millipore Corp. (a)(l)	36,450	2,457,095

		$17,716,767

Broadcasting - 2.7%
Grupo Televisa S.A., ADR	86,900	$2,106,456
News Corp., “A”	233,720	4,382,250
Omnicom Group, Inc.	88,440	3,907,279

		$10,395,985

Brokerage & Asset Managers - 2.7%
Charles Schwab Corp.	229,390	$4,319,414
Deutsche Boerse AG	20,300	3,269,093
Franklin Resources, Inc.	30,040	2,913,580

		$10,502,087

Business Services - 5.4%
Amdocs Ltd. (a)	278,180	$7,889,185
Automatic Data Processing, Inc.	88,430	3,748,548
Fidelity National Information Services, Inc.	47,040	1,794,106
Visa, Inc., “A” (a)	46,000	2,868,560
Western Union Co.	219,280	4,664,086

		$20,964,485

Cable TV - 1.1%
Comcast Corp., “A” (l)	219,465	$4,244,453

Computer Software - 6.3%
Citrix Systems, Inc. (a)	75,830	$2,224,094
Microsoft Corp.	370,400	10,511,952
Oracle Corp. (a)	491,360	9,611,002
VeriSign, Inc. (a)	68,460	2,275,610

		$24,622,658

Computer Software - Systems - 4.1%
Apple Computer, Inc. (a)	23,500	$3,372,250
Dell, Inc. (a)	142,350	2,835,612
EMC Corp. (a)	237,340	3,403,456
International Business Machines Corp.	33,810	3,892,883
Network Appliance, Inc. (a)	131,110	2,628,756

		$16,132,957

Consumer Goods & Services - 2.9%
Estee Lauder Cos., Inc., “A” (l)	69,700	$3,195,745
Procter & Gamble Co.	113,643	7,962,965

		$11,158,710

Electrical Equipment - 4.2%
Danaher Corp.	88,550	$6,732,457
General Electric Co.	178,580	6,609,246
W.W. Grainger, Inc.	37,720	2,881,431

		$16,223,134

Electronics - 6.4%
Intel Corp.	298,500	$6,322,230
Intersil Corp., “A”	105,620	2,711,265
KLA-Tencor Corp. (l)	114,150	4,234,965
National Semiconductor Corp.	113,090	2,071,809
Samsung Electronics Co. Ltd., GDR	18,447	5,760,076
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	368,621	3,785,738

		$24,886,083

Energy - Integrated - 3.3%
Exxon Mobil Corp.	75,530	$6,388,327
Hess Corp.	25,200	2,222,136
Marathon Oil Corp.	94,180	4,294,608

		$12,905,071

Food & Beverages - 4.9%
General Mills, Inc.	68,260	$4,087,409
Nestle S.A.	15,827	7,905,933
PepsiCo, Inc.	99,990	7,219,278

		$19,212,620

Food & Drug Stores - 2.8%
CVS Caremark Corp.	173,773	$7,039,544
Walgreen Co.	97,150	3,700,444

		$10,739,988

Gaming & Lodging - 1.6%
International Game Technology	67,670	$2,721,011
Royal Caribbean Cruises Ltd. (l)	112,210	3,691,709

		$6,412,720

General Merchandise - 0.5%
Kohl’s Corp. (a)	45,200	$1,938,628

Health Maintenance Organizations - 0.6%
UnitedHealth Group, Inc.	62,570	$2,149,905

Insurance - 1.1%
Aflac, Inc.	35,170	$2,284,292
MetLife, Inc.	32,600	1,964,476

		$4,248,768

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Investors Growth Stock Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - 3.0%
eBay, Inc. (a)	100,410	$2,996,234
Google, Inc., “A” (a)	19,500	8,589,165

		$11,585,399

Major Banks - 3.1%
Bank of New York Mellon Corp.	96,658	$4,033,538
State Street Corp.	102,590	8,104,610

		$12,138,148

Medical & Health Technology & Services - 1.0%
Cardinal Health, Inc.	40,250	$2,113,528
VCA Antech, Inc. (a)	61,800	1,690,230

		$3,803,758

Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)	151,680	$3,079,104
Medtronic, Inc.	132,420	6,405,155
ResMed, Inc. (a)(l)	73,390	3,095,590
Stryker Corp.	41,800	2,719,090
Zimmer Holdings, Inc. (a)	24,300	1,891,998

		$17,190,937

Network & Telecom - 3.7%
Cisco Systems, Inc. (a)	423,790	$10,209,101
Juniper Networks, Inc. (a)	55,830	1,395,750
QUALCOMM, Inc.	63,870	2,618,670

		$14,223,521

Oil Services - 2.7%
Halliburton Co.	123,690	$4,864,728
Noble Corp.	58,700	2,915,629
Weatherford International Ltd. (a)	38,630	2,799,516

		$10,579,873

Other Banks & Diversified Financials - 1.7%
American Express Co.	110,640	$4,837,181
UBS AG (l)	67,746	1,968,040

		$6,805,221

Pharmaceuticals - 7.3%
Allergan, Inc.	59,630	$3,362,536
Johnson & Johnson	116,760	7,574,221
Merck KGaA (l)	27,100	3,339,311
Roche Holding AG	42,480	7,991,859
Wyeth	143,960	6,011,770

		$28,279,697

Specialty Chemicals - 1.2%
Praxair, Inc.	56,280	$4,740,464

Specialty Stores - 2.1%
Lowe’s Cos., Inc.	95,720	$2,195,817
Nordstrom, Inc. (l)	98,760	3,219,576
Staples, Inc.	126,055	2,787,076

		$8,202,469

Telecommunications - Wireless - 2.4%
America Movil S.A.B. de C.V., “L”, ADR	105,510	$6,719,932
Rogers Communications, Inc., “B”	75,120	2,698,310

		$9,418,242

Trucking - 1.3%
FedEx Corp.	26,650	$2,469,656
United Parcel Service, Inc., “B”	37,980	2,773,300

		$5,242,956

Total Common Stocks		$379,496,836

REPURCHASE AGREEMENTS - 1.9%
Merrill Lynch, 2.5%, dated 3/31/08, due 4/01/08, total to be received $7,577,526 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$7,577,000	$7,577,000

COLLATERAL FOR SECURITIES LOANED - 6.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	26,187,944	$26,187,944

Total Investments		$413,261,780

OTHER ASSETS, LESS LIABILITIES - (5.9)%		(23,065,931)

NET ASSETS - 100.0%		$390,195,849

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust – Investors Growth Stock Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$379,496,836	$33,764,944	$—	$413,261,780
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$428,779,483

Gross unrealized appreciation	$14,723,709
Gross unrealized depreciation	(30,241,412)

Net unrealized appreciation (depreciation)	$(15,517,703)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Investors Trust Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%

Aerospace - 4.4%
Lockheed Martin Corp.	233,070	$23,143,851
United Technologies Corp.	242,600	16,695,732

		$39,839,583

Alcoholic Beverages - 1.6%
Diageo PLC	726,930	$14,645,297

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	177,310	$12,057,080

Automotive - 0.6%
Bayerische Motoren Werke AG	102,480	$5,659,609

Biotechnology - 3.7%
Amgen, Inc. (a)	251,720	$10,516,862
Genzyme Corp. (a)	209,960	15,650,418
Gilead Sciences, Inc. (a)	147,620	7,606,859

		$33,774,139

Broadcasting - 3.0%
News Corp., “A”	347,010	$6,506,438
Viacom, Inc., “B” (a)	174,725	6,922,605
Walt Disney Co.	434,570	13,636,807

		$27,065,850

Brokerage & Asset Managers - 2.4%
Charles Schwab Corp.	408,710	$7,696,009
Franklin Resources, Inc.	37,500	3,637,125
Goldman Sachs Group, Inc.	52,270	8,644,935
Lehman Brothers Holdings, Inc.	51,470	1,937,331

		$21,915,400

Business Services - 2.1%
Amdocs Ltd. (a)	389,150	$11,036,294
Visa, Inc., “A” (a)	132,290	8,249,604

		$19,285,898

Cable TV - 0.4%
Time Warner Cable, Inc. (a)	158,770	$3,966,075

Chemicals - 1.3%
3M Co.	148,040	$11,717,366

Computer Software - 1.4%
Oracle Corp. (a)	642,850	$12,574,146

Computer Software - Systems - 3.9%
EMC Corp. (a)	1,001,150	$14,356,491
International Business Machines Corp.	183,800	21,162,732

		$35,519,223

Consumer Goods & Services - 5.7%
Colgate-Palmolive Co.	105,840	$8,245,994
International Flavors & Fragrances, Inc.	153,450	6,759,473
Procter & Gamble Co.	300,670	21,067,947
Reckitt Benckiser Group PLC	281,040	15,553,920

		$51,627,334

Electrical Equipment - 2.0%
Danaher Corp.	144,560	$10,990,897
Rockwell Automation, Inc.	123,650	7,099,983

		$18,090,880

Electronics - 4.2%
Intel Corp.	835,110	$17,687,630
National Semiconductor Corp.	313,670	5,746,434
Samsung Electronics Co. Ltd., GDR	40,456	12,632,386
SanDisk Corp. (a)	79,950	1,804,472

		$37,870,922

Energy-Independent - 0.6%
EOG Resources, Inc.	46,370	$5,564,400

Energy-Integrated - 7.8%
Exxon Mobil Corp.	271,550	$22,967,699
Hess Corp.	181,760	16,027,597
Marathon Oil Corp.	186,780	8,517,168
TOTAL S.A., ADR	313,620	23,211,016

		$70,723,480

Food & Beverages - 5.3%
General Mills, Inc.	216,540	$12,966,415
Nestle S.A.	41,585	20,772,617
PepsiCo, Inc.	195,391	14,107,230

		$47,846,262

Gaming & Lodging - 1.9%
Carnival Corp.	222,020	$8,987,370
International Game Technology	83,840	3,371,206
Ladbrokes PLC	795,322	4,908,675

		$17,267,251

General Merchandise - 0.9%
Macy’s, Inc.	343,880	$7,929,873

Insurance - 4.2%
American International Group, Inc.	154,578	$6,685,499
Genworth Financial, Inc., “A”	336,080	7,608,851
MetLife, Inc.	250,060	15,068,616
Travelers Cos., Inc.	178,460	8,539,311

		$37,902,277

Machinery & Tools - 1.2%
Eaton Corp.	79,660	$6,346,512
Ingersoll-Rand Co. Ltd., “A”	106,660	4,754,903

		$11,101,415

Major Banks - 7.8%
Bank of America Corp.	373,640	$14,164,692
Bank of New York Mellon Corp.	338,423	14,122,392
JPMorgan Chase & Co.	448,290	19,254,056
State Street Corp.	218,530	17,263,870
Wells Fargo & Co.	207,140	6,027,774

		$70,832,784

Medical Equipment - 3.0%
Boston Scientific Corp. (a)	294,260	$3,787,126
Medtronic, Inc.	312,710	15,125,783

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Investors Trust Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued

Medical Equipment - continued
Zimmer Holdings, Inc. (a)	111,060	$8,647,132

		$27,560,041

Natural Gas - Distribution - 0.7%
Questar Corp.	116,420	$6,584,715

Network & Telecom - 2.1%
Cisco Systems, Inc. (a)	594,882	$14,330,707
Nokia Corp., ADR	134,800	4,290,684

		$18,621,391

Oil Services - 2.9%
Halliburton Co.	131,690	$5,179,368
National Oilwell Varco, Inc. (a)	122,850	7,171,983
Noble Corp.	280,990	13,956,773

		$26,308,124

Other Banks & Diversified Financials - 2.1%
American Express Co.	190,010	$8,307,237
New York Community Bancorp, Inc. (l)	405,870	7,394,951
UBS AG	102,187	2,968,561

		$18,670,749

Pharmaceuticals - 7.3%
Abbott Laboratories	331,610	$18,288,292
Johnson & Johnson	307,326	19,936,238
Merck & Co., Inc.	235,250	8,927,738
Roche Holding AG	102,820	19,343,760

		$66,496,028

Specialty Chemicals - 2.3%
Linde AG	73,290	$10,351,960
Praxair, Inc.	121,970	10,273,533

		$20,625,493

Specialty Stores - 1.8%
Nordstrom, Inc.	182,000	$5,933,200
Staples, Inc.	477,405	10,555,425

		$16,488,625

Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., “L”,
ADR	54,640	$3,480,022
Rogers Communications, Inc., “B”	214,550	7,702,811

		$11,182,833

Telephone Services - 1.9%
AT&T, Inc.	447,860	$17,153,038

Tobacco - 1.7%
Altria Group, Inc.	214,500	$4,761,900
Philip Morris International, Inc. (a)	214,500	10,849,410

		$15,611,310

Trucking - 1.1%
FedEx Corp. (l)	105,240	$9,752,591

Utilities - Electric Power - 2.7%
Entergy Corp.	49,780	$5,430,002
Exelon Corp.	152,750	12,413,993
FPL Group, Inc.	106,980	$6,711,925

		$24,555,920

Total Common Stocks		$894,387,402

SHORT-TERM OBLIGATIONS - 2.6%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$23,728,000	$23,728,000

COLLATERAL FOR SECURITIES LOANED - 0.9%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	8,151,762	$8,151,762

Total Investments		$926,267,164

OTHER ASSETS, LESS LIABILITIES - (2.0)%		(17,964,832)

NET ASSETS - 100.0%		$908,302,332

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust – Investors Trust Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$894,387,402	$31,879,762	$—	$926,267,164
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$862,036,097

Gross unrealized appreciation	$116,973,164
Gross unrealized depreciation	(52,742,097)

Net unrealized appreciation (depreciation)	$64,231,067

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS INVESTMENT MANAGEMENT

MFS® Mid Cap Growth Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.7%
Aerospace - 0.9%
Goodrich Corp.	18,620	$1,070,836
Rockwell Collins, Inc.	11,240	642,366

		$1,713,202

Airlines - 0.4%
Copa Holdings S.A. (l)	17,780	$677,596

Alcoholic Beverages - 1.1%
Molson Coors Brewing Co.	40,360	$2,121,725

Apparel Manufacturers - 1.8%
Coach, Inc. (a)	37,650	$1,135,148
Phillips-Van Heusen Corp.	56,000	2,123,520

		$3,258,668

Automotive - 1.7%
Autoliv, Inc. (l)	23,270	$1,168,154
BorgWarner Transmission Systems, Inc. (l)	16,570	713,007
Goodyear Tire & Rubber Co. (a)	46,930	1,210,794

		$3,091,955

Biotechnology - 2.6%
Genzyme Corp. (a)	32,550	$2,426,277
Invitrogen Corp. (a)	10,790	922,221
Millipore Corp. (a)(l)	22,230	1,498,524

		$4,847,022

Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (a)	14,660	$1,330,248
CME Group, Inc.	1,810	849,071
Invesco Ltd.	28,690	698,888
TD AMERITRADE Holding Corp. (a)(l)	47,070	777,126

		$3,655,333

Business Services - 3.3%
Amdocs Ltd. (a)	83,230	$2,360,403
MasterCard, Inc.	5,630	1,255,434
Satyam Computer Services Ltd., ADR (l)	73,570	1,661,946
Visa, Inc., “A” (a)	13,590	847,472

		$6,125,255

Cable TV - 0.7%
Dish Network Corp., “A” (a)	47,880	$1,375,592

Chemicals - 1.1%
PPG Industries, Inc. (l)	33,510	$2,027,690

Computer Software - 6.0%
McAfee, Inc. (a)	84,660	$2,801,399
Salesforce.com, Inc. (a)(l)	32,010	1,852,419
Synopsys, Inc. (a)	148,010	3,361,307
VeriSign, Inc. (a)	95,870	3,186,719

		$11,201,844

Computer Software - Systems - 0.4%
Network Appliance, Inc. (a)	41,040	$822,852

Construction - 0.9%
Sherwin-Williams Co. (l)	31,690	$1,617,458

Consumer Goods & Services - 2.3%
Apollo Group, Inc., “A” (a)(l)	41,610	$1,797,552
New Oriental Education & Technology Group, Inc., ADR (a)(l)	16,390	1,063,055
Priceline.com, Inc. (a)(l)	11,820	1,428,565

		$4,289,172

Electrical Equipment - 2.2%
Rockwell Automation, Inc.	50,070	$2,875,019
WESCO International, Inc. (a)	31,440	1,147,246

		$4,022,265

Electronics - 5.6%
Flextronics International Ltd. (a)	315,740	$2,964,799
Hittite Microwave Corp. (a)	20,600	770,852
Intersil Corp., “A”	102,730	2,637,079
MEMC Electronic Materials, Inc. (a)	20,140	1,427,926
National Semiconductor Corp.	89,970	1,648,250
SanDisk Corp. (a)	22,320	503,762
Varian Semiconductor Equipment
Associates, Inc. (a)(l)	17,450	491,218

		$10,443,886

Energy - Independent - 2.1%
CONSOL Energy, Inc.	31,080	$2,150,425
Peabody Energy Corp.	11,810	602,310
Sunoco, Inc.	10,400	545,688
Tesoro Corp.	19,000	570,000

		$3,868,423

Energy - Integrated - 1.4%
Hess Corp.	29,620	$2,611,892

Engineering - Construction - 0.7%
Fluor Corp.	8,720	$1,230,915

Food & Beverages - 1.2%
General Mills, Inc.	21,120	$1,264,666
Pepsi Bottling Group, Inc.	27,520	933,203

		$2,197,869

Food & Drug Stores - 2.1%
Kroger Co. (l)	151,310	$3,843,274

Gaming & Lodging - 3.3%
International Game Technology	116,650	$4,690,497
Royal Caribbean Cruises Ltd. (l)	45,670	1,502,543

		$6,193,040

Health Maintenance Organizations - 2.6%
CIGNA Corp.	67,830	$2,751,863
Coventry Health Care, Inc. (a)	51,290	2,069,552

		$4,821,415

Insurance - 2.6%
Aspen Insurance Holdings Ltd.	43,040	$1,135,395
Genworth Financial, Inc., “A”	113,470	2,568,961
Max Capital Group Ltd.	39,170	1,025,862

		$4,730,218

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Mid Cap Growth Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Leisure & Toys - 1.6%
Electronic Arts, Inc. (a)	60,220	$3,006,182

Machinery & Tools - 5.5%
Cummins, Inc.	51,700	$2,420,594
Eaton Corp.	43,280	3,448,118
Kennametal, Inc.	25,900	762,237
Timken Co.	120,810	3,590,473

		$10,221,422

Major Banks - 0.5%
UnionBanCal Corp.	19,910	$977,183

Medical & Health Technology & Services - 1.5%
Express Scripts, Inc. (a)	22,690	$1,459,421
Patterson Cos., Inc. (a)(l)	35,800	1,299,540

		$2,758,961

Medical Equipment - 4.0%
Advanced Medical Optics, Inc. (a)	61,840	$1,255,352
Cooper Cos., Inc. (l)	13,820	475,823
St. Jude Medical, Inc. (a)	42,520	1,836,439
Zimmer Holdings, Inc. (a)	49,350	3,842,391

		$7,410,005

Metals & Mining - 3.1%
Allegheny Technologies, Inc. (l)	14,320	$1,021,875
Century Aluminum Co. (a)	8,800	582,912
Cleveland-Cliffs, Inc. (l)	23,540	2,820,563
United States Steel Corp.	9,760	1,238,251

		$5,663,601

Natural Gas - Distribution - 0.9%
Questar Corp.	28,810	$1,629,494

Natural Gas - Pipeline - 2.7%
El Paso Corp.	96,650	$1,608,256
Williams Cos., Inc.	103,530	3,414,419

		$5,022,675

Network & Telecom - 1.7%
Juniper Networks, Inc. (a)	38,400	$960,000
QLogic Corp. (a)	148,670	2,282,085

		$3,242,085

Oil Services - 8.5%
Cameron International Corp. (a)	79,090	$3,293,308
ENSCO International, Inc.	18,070	1,131,543
National Oilwell Varco, Inc. (a)	32,280	1,884,506
Noble Corp.	105,500	5,240,185
Pride International, Inc. (a)	52,590	1,838,021
TETRA Technologies, Inc. (a)(l)	114,880	1,819,699
Transocean, Inc. (a)	4,748	641,930

		$15,849,192

Other Banks & Diversified Financials - 1.2%
Northern Trust Corp.	32,660	$2,170,910

Personal Computers & Peripherals - 1.6%
Nuance Communications, Inc. (a)(l)	165,940	$2,889,015

Pharmaceuticals - 2.5%
Allergan, Inc.	49,570	$2,795,252
Endo Pharmaceuticals Holdings, Inc. (a)	77,530	1,856,068

		$4,651,320

Railroad & Shipping - 1.1%
Kirby Corp. (a)	35,190	$2,005,830

Restaurants - 2.4%
YUM! Brands, Inc.	117,100	$4,357,291

Specialty Chemicals - 1.3%
Airgas, Inc.	20,060	$912,128
Praxair, Inc.	18,780	1,581,839

		$2,493,967

Specialty Stores - 3.1%
Advance Auto Parts, Inc.	24,680	$840,354
GameStop Corp., “A” (a)	43,220	2,234,907
Ross Stores, Inc.	33,960	1,017,442
TJX Cos., Inc.	50,490	1,669,704

		$5,762,407

Telephone Services - 0.9%
Embarq Corp.	43,850	$1,758,385

Tobacco - 1.9%
Loews Corp.	47,570	$3,451,204

Utilities - Electric Power - 1.7%
Constellation Energy Group, Inc.	13,800	$1,218,126
NRG Energy, Inc. (a)	49,780	1,940,922

		$3,159,048

Total Common Stocks		$179,268,738

SHORT-TERM OBLIGATIONS - 2.8%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$5,084,000	$5,084,000

COLLATERAL FOR SECURITIES LOANED - 14.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	26,560,551	$26,560,551

Total Investments		$210,913,289

OTHER ASSETS, LESS LIABILITIES - (13.8)%		(25,513,238)

NET ASSETS - 100.0%		$185,400,051

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust – Mid Cap Growth Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$179,268,738	$31,644,551	$—	$210,913,289
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$211,636,231

Gross unrealized appreciation	$15,411,676
Gross unrealized depreciation	(16,134,618)

Net unrealized appreciation (depreciation)	$(722,942)

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS® Money Market Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Money Market Series

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 7.9%
Major Banks - 3.9%
Societe Generale (NY), 3.16%, due 4/11/08	$89,000	$89,000

Other Banks & Diversified Financials - 4.0%
Fortis Bank (NY), 2.75%, due 4/28/08	$89,000	$89,000

Total Certificates of Deposit, at Amortized Cost and Value		$178,000

COMMERCIAL PAPER(y) - 59.8%
Brokerage & Asset Managers - 4.0%
Merrill Lynch & Co., Inc., 3.12%, due 4/18/08	$89,000	$88,869

Electrical Equipment - 3.9%
General Electric Co., 2.4%, due 5/30/08	$89,000	$88,650

Financial Institutions - 11.9%
American Express Credit Corp., 3.03%, due 4/29/08	$89,000	$88,790
American General Finance Corp., 2.89%, due 4/04/08	89,000	88,979
General Re Corp., 2.53%, due 4/16/08	89,000	88,906

		$266,675

Food & Beverages - 4.3%
Archer Daniels Midland Co., 2.92%, due 4/04/08 (t)	$89,000	$88,978
PepsiCo, Inc., 2.25%, due 4/18/08 (t)	8,000	7,992

		$96,970

Insurance - 4.0%
MetLife, Inc., 2.9%, due 4/04/08 (t)	$89,000	$88,978

Major Banks - 11.9%
JPMorgan Chase & Co., 2.95%, due 4/01/08	$89,000	$89,000
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08	89,000	89,000
Royal Bank of Canada, 2.58%, due 5/13/08	89,000	88,732

		$266,732

Network & Telecom - 4.0%
AT&T, Inc., 2.43%, due 4/11/08 (t)	$89,000	$88,940

Other Banks & Diversified Financials - 15.8%
Calyon North America, Inc., 2.965%, due 4/07/08	$89,000	$88,956
Citigroup Funding, Inc., 3.1%, due 4/25/08	89,000	88,816
Svenska Handelsbanken, 3.08%, due 4/17/08	89,000	88,878
Other Banks & Diversified Financials - continued
UBS Finance Delaware LLC, 3.03%, due 4/22/08	89,000	$88,843

		$355,493

Total Commercial Paper, at Amortized Cost and Value		$1,341,307

U.S. GOVERNMENT AGENCIES (y) - 29.2%
Fannie Mae, 4.02%, due 6/11/08	$100,000	$99,207
Fannie Mae, 2.1%, due 8/29/08	100,000	99,125
Fannie Mae, 1.7%, due 9/10/08	60,000	59,541
Federal Home Loan Bank, 4.14%, due 5/16/08	100,000	99,483
Freddie Mac, 4.15%, due 6/23/08	100,000	99,043
Freddie Mac, 2.521%, due 7/28/08	100,000	99,174
Freddie Mac, 2.09%, due 9/22/08	100,000	98,990

Total U.S. Government Agencies, at Amortized Cost and Value		$654,563

REPURCHASE AGREEMENTS - 2.9%
Merrill Lynch & Co., 2.50%, dated 3/31/08, due 4/01/08 total to be received $65,005 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$65,000	$65,000

Total Investments, at Amortized Cost and Value		$2,238,870

OTHER ASSETS, LESS LIABILITIES - 0.2%		3,712

NET ASSETS - 100.0%		$2,242,582

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Variable Insurance Trust – Money Market Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$2,238,870	$—	$2,238,870
Other Financial Instruments	$—	$—	$—	$—

2

MFS INVESTMENT MANAGEMENT

MFS® New Discovery Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.5%
Airlines - 0.6%
Allegiant Travel Co. (a)	147,430	$3,895,101

Alcoholic Beverages - 0.1%
Castle Brands, Inc. (a)(l)	218,630	$225,189
Castle Brands, Inc. (a)(z)	296,700	305,601

		$530,790

Apparel Manufacturers - 1.8%
Phillips-Van Heusen Corp. (l)	141,840	$5,378,573
Quiksilver, Inc. (a)(l)	696,550	6,833,156

		$12,211,729

Automotive - 0.8%
LKQ Corp. (a)(l)	243,640	$5,474,591

Biotechnology - 1.3%
Millipore Corp. (a)(l)	100,560	$6,778,750
Nanosphere, Inc. (a)(l)	195,760	1,695,282

		$8,474,032

Brokerage & Asset Managers - 0.8%
HFF, Inc., “A” (a)(l)	400,080	$2,004,401
KBW, Inc. (a)(l)	80,220	1,768,851
Thomas Weisel Partners Group (a)	193,750	1,282,625

		$5,055,877

Business Services - 5.8%
ATA, Inc., ADR (a)	188,270	$1,668,072
Concur Technologies, Inc. (a)(l)	98,140	3,047,247
Constant Contact, Inc. (a)(l)	185,372	2,684,187
Corporate Executive Board Co. (l)	374,931	15,177,207
CoStar Group, Inc. (a)(l)	195,010	8,385,430
iGate Corp. (a)(l)	498,920	3,552,310
Syntel, Inc.	149,124	3,974,155

		$38,488,608

Chemicals - 0.7%
Nalco Holding Co. (l)	222,270	$4,701,011

Computer Software - 2.1%
ACI Worldwide, Inc. (a)	270,685	$5,392,045
CommVault Systems, Inc. (a)(l)	352,120	4,366,288
Guidance Software, Inc. (a)	292,165	2,614,877
NetSuite, Inc. (a)	77,150	1,661,811

		$14,035,021

Computer Software - Systems - 1.0%
Deltek, Inc. (a)	268,450	$3,484,481
PROS Holdings, Inc. (a)(l)	225,150	2,825,633

		$6,310,114

Construction - 3.0%
Dayton Superior Corp. (a)(l)	487,380	$1,437,771
M.D.C. Holdings, Inc. (l)	211,080	9,243,193
Pulte Homes, Inc. (l)	642,140	9,343,137

		$20,024,101

Consumer Goods & Services - 3.1%
Central Garden & Pet Co., “A” (a)(l)	1,475,127	$6,549,564
Knot, Inc. (a)(l)	367,020	4,312,485
New Oriental Education & Technology Group, Inc., ADR (a)(l)	95,230	6,176,618
Physicians Formula Holdings, Inc. (a)	429,220	3,828,642

		$20,867,309

Electrical Equipment - 0.5%
Itron, Inc. (a)(l)	38,010	$3,429,642

Electronics - 6.3%
ARM Holdings PLC	6,240,350	$10,889,389
Atheros Communications, Inc. (a)(l)	79,600	1,658,864
Hittite Microwave Corp. (a)(l)	361,090	13,511,988
Intersil Corp., “A” (l)	319,700	8,206,699
MathStar, Inc. (a)	544,440	335,919
PLX Technology, Inc. (a)	299,472	1,997,478
Silicon Laboratories, Inc. (a)(l)	157,140	4,956,196

		$41,556,533

Energy - Independent - 3.5%
EXCO Resources, Inc. (a)(l)	508,290	$9,403,365
Goodrich Petroleum Corp. (a)	259,840	7,815,987
Kodiak Oil & Gas Corp. (a)	1,206,840	2,015,423
Sandridge Energy, Inc. (a)	92,500	3,621,375

		$22,856,150

Engineering - Construction - 4.6%
Foster Wheeler Ltd. (a)(l)	82,840	$4,690,401
North American Energy Partners, Inc. (a)	855,020	13,116,007
Quanta Services, Inc. (a)	550,784	12,761,665

		$30,568,073

Entertainment - 0.5%
TiVo, Inc. (a)(l)	386,320	$3,384,163

Food & Beverages - 1.4%
Diamond Foods, Inc. (l)	255,846	$4,641,046
Hain Celestial Group, Inc. (a)(l)	157,670	4,651,265

		$9,292,311

Food & Drug Stores - 0.3%
Susser Holdings Corp. (a)	107,719	$2,021,886

Forest & Paper Products - 1.4%
Universal Forest Products, Inc. (l)	293,480	$9,450,056

Gaming & Lodging - 2.0%
Morgans Hotel Group Co. (a)	33,480	$496,174
Pinnacle Entertainment, Inc. (a)(l)	341,450	4,370,560
WMS Industries, Inc. (a)(l)	242,225	8,712,833

		$13,579,567

General Merchandise - 3.0%
99 Cents Only Stores (a)(l)	859,390	$8,499,367
Stage Stores, Inc.	686,809	11,126,306

		$19,625,673

Internet - 3.1%
Dealertrack Holdings, Inc. (a)(l)	381,070	$7,705,235
Omniture, Inc. (a)	159,860	3,710,351

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Internet - continued
TechTarget, Inc. (a)(l)	625,911	$8,869,159

		$20,284,745

Leisure & Toys - 1.2%
THQ, Inc. (a)(l)	350,959	$7,650,906

Machinery & Tools - 3.7%
Bucyrus International, Inc., “A” (l)	63,910	$6,496,452
Polypore International, Inc. (a)(l)	532,421	11,015,790
Ritchie Bros. Auctioneers, Inc.	68,520	5,626,862
Titan International, Inc. (l)	47,950	1,467,750

		$24,606,854

Medical & Health Technology & Services - 7.2%
Animal Health International, Inc. (a)(l)	237,660	$2,600,000
Athena Health, Inc. (a)	72,800	1,723,176
Genoptix, Inc. (a)(l)	43,500	1,087,935
Healthcare Services Group, Inc.	334,490	6,903,874
IDEXX Laboratories, Inc. (a)(l)	227,516	11,207,438
Medassets, Inc. (a)(l)	269,760	3,997,843
MWI Veterinary Supply, Inc. (a)(l)	397,136	14,003,015
VCA Antech, Inc. (a)(l)	224,390	6,137,067

		$47,660,348

Medical Equipment - 11.6%
ABIOMED, Inc. (a)	405,040	$5,322,226
Advanced Medical Optics, Inc. (a)	313,890	6,371,967
Align Technology, Inc. (a)	430,880	4,787,077
AngioDynamics, Inc. (a)(l)	376,689	4,354,525
Aspect Medical Systems, Inc. (a)	646,490	3,943,589
AtriCure, Inc. (a)	270,050	3,440,437
Conceptus, Inc. (a)(l)	577,770	10,723,411
Cooper Cos., Inc. (l)	181,100	6,235,273
Dexcom, Inc. (a)	361,880	1,498,183
Immucor, Inc. (a)	215,547	4,599,773
Insulet Corp. (a)(l)	247,070	3,557,808
NxStage Medical, Inc. (a)(l)	967,660	4,180,291
ResMed, Inc. (a)(l)	181,560	7,658,201
Somanetics Corp. (a)(l)	206,632	3,217,260
Thoratec Corp. (a)(l)	481,780	6,884,636

		$76,774,657

Metals & Mining - 1.8%
Cameco Corp.	137,480	$4,528,591
Century Aluminum Co. (a)(l)	110,390	7,312,234

		$11,840,825

Network & Telecom - 3.5%
Cavium Networks, Inc. (a)(l)	187,460	$3,074,344
NICE Systems Ltd., ADR (a)(l)	469,240	13,241,953
Polycom, Inc. (a)	231,380	5,215,305
Sonus Networks, Inc. (a)(l)	492,510	1,694,234

		$23,225,836

Oil Services - 4.0%
Dresser-Rand Group, Inc. (a)(l)	312,530	$9,610,298
Dril-Quip, Inc. (a)(l)	70,560	3,278,923
Exterran Holdings, Inc. (a)(l)	153,610	9,913,989
Natural Gas Services Group, Inc. (a)	165,420	3,611,119

		$26,414,329

Other Banks & Diversified Financials - 1.2%
New York Community Bancorp, Inc. (l)	260,040	$4,737,929
Signature Bank (a)(l)	116,380	2,967,690

		$7,705,619

Personal Computers & Peripherals - 2.8%
Mellanox Technologies Ltd. (a)	389,030	$5,419,188
Nuance Communications, Inc. (a)(l)	760,434	13,239,156

		$18,658,344

Pharmaceuticals - 0.4%
Cadence Pharmaceuticals, Inc. (a)(l)	204,340	$1,215,823
Synta Pharmaceuticals Corp. (a)(l)	160,030	1,294,643

		$2,510,466

Pollution Control - 0.8%
Team, Inc. (a)(l)	191,980	$5,241,054

Printing & Publishing - 2.0%
InnerWorkings, Inc. (a)(l)	512,920	$7,196,268
Morningstar, Inc. (a)(l)	48,050	2,947,868
MSCI, Inc., “A” (a)(l)	104,430	3,106,793

		$13,250,929

Restaurants - 6.2%
McCormick & Schmick’s Seafood
Restaurant, Inc. (a)(l)	623,840	$7,267,736
Panera Bread Co., “A” (a)(l)	273,470	11,455,658
Peet’s Coffee & Tea, Inc. (a)(l)	190,790	4,485,473
Red Robin Gourmet Burgers, Inc. (a)(l)	311,930	11,719,210
Texas Roadhouse, Inc., “A” (a)(l)	653,650	6,405,770

		$41,333,847

Specialty Stores - 4.7%
Citi Trends, Inc. (a)	676,080	$12,473,676
Dick’s Sporting Goods, Inc. (a)	59,660	1,597,695
Lumber Liquidators, Inc. (a)	630,190	6,680,014
Monro Muffler Brake, Inc. (l)	293,640	4,962,511
Pier 1 Imports, Inc. (a)(l)	457,940	2,875,863
Zumiez, Inc. (a)(l)	180,320	2,829,221

		$31,418,980

Telephone Services - 0.7%
Global Crossing Ltd. (a)(l)	322,040	$4,882,126

Total Common Stocks		$659,292,203

Issuer	Strike Price	First Exercise
WARRANTS - 0.0%
Alcoholic Beverages - 0.0%
Castle Brands, Inc., (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	118,680	$80,173

Issuer	Shares/Par	Value ($)
SHORT-TERM OBLIGATIONS - 0.2%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$1,138,000	$1,138,000

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS New Discovery Series

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 38.1%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value	252,350,745	$252,350,745

Total Investments		$912,861,121

OTHER ASSETS, LESS LIABILITIES - (37.8)%		(250,249,716)

NET ASSETS - 100.0%		$662,611,405

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc.	4/19/07	$1,604,620	$305,601
Castle Brands, Inc., (1 share for 1 warrant)	4/18/07	166,679	80,173

Total Restricted Securities			$385,774
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust – New Discovery Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$658,986,602	$253,874,519	$—	$912,861,121
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$979,867,149

Gross unrealized appreciation	$38,688,666
Gross unrealized depreciation	(105,694,694)

Net unrealized appreciation (depreciation)	$(67,006,028)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $245,974,682. These loans were collateralized by cash of $252,350,745 and U.S. Treasury obligations of $285,147.

4

MFS® Research Bond Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - 98.0%
Asset Backed & Securitized - 7.3%
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	$325,000	$172,250
Asset Securitization Corp., FRN, 8.039%, 2029	134,079	143,550
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	620,000	606,638
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	856,503	59,021
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)(z)	486,444	31,619
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)	816,378	59,372
Bayview Commercial Asset Trust, FRN, 0.849%, 2036 (i)(z)	609,496	49,932
Bayview Commercial Asset Trust, FRN, 1.169%, 2036 (i)(z)	1,546,800	146,946
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)	767,300	86,739
Bayview Commercial Asset Trust, FRN, 1.211%, 2037 (i)(z)	1,625,631	176,543
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	62,655	61,627
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	67,000	62,995
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040 (z)	250,000	180,000
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	140,000	131,797
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	620,000	615,199
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	120,000	117,539
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.399%, 2044	500,000	479,035
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.555%, 2049	400,000	234,648
Commercial Mortgage Acceptance Corp., FRN, 0.892%, 2030 (i)	695,303	18,422
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	4,261	4,241
Credit Suisse Mortgage Capital Certificate, 5.695%, 2017	620,000	610,248
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	467,077	417,783
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	83,504	83,455
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	100,000	95,862
E*TRADE RV & Marine Trust, 3.62%, 2018	52,969	52,350
Falcon Franchise Loan LLC, FRN, 3.568%, 2025 (i)(z)	321,998	34,380
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	51,356	53,373
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	60,000	53,959
GMAC Commercial Mortgage Securities, Inc., FRN, 7.898%, 2034 (n)	110,000	108,181
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	183,329	180,855
Greenwich Capital Commercial Funding Corp., FRN, 5.913%, 2038	620,000	632,854
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	109,489	108,841
JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 2047	725,000	703,329
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	620,000	607,438
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	725,000	717,665
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	1,000,000	960,759
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	370,000	365,789
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	770,411	752,570
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.364%, 2043	170,607	150,828
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.344%, 2042 (n)	130,000	90,924
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	200,000	187,328
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.631%, 2030 (i)	270,110	9,869
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2017	450,000	309,770
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.172%, 2049	620,000	596,669
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.714%, 2051	350,000	207,138
Morgan Stanley Capital I, Inc., 5.72%, 2032	67,029	67,390
Morgan Stanley Capital I, Inc., FRN, 0.364%, 2030 (i)(n)	1,515,145	12,213
Mortgage Capital Funding, Inc., FRN, 0.94%, 2031 (i)	508,417	798
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	350,000	342,524
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	26,328	26,274

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Preferred Term Securities XIX Ltd., CDO, FRN, 3.15%, 2035 (z)	$99,593	$83,658
Prudential Securities Secured Financing Corp., FRN, 7.204%, 2013 (z)	125,000	103,752
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	174,000	104,768
Structured Asset Securities Corp., FRN, 3.881%, 2035	45,447	44,283
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	602,000	590,424
Wachovia Bank Commercial Mortgage Trust, 5.418%, 2045	620,000	612,560
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	270,000	267,500
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	150,000	146,954
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043	600,000	534,312
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	300,000	196,178

		$14,663,918

Automotive - 0.2%
Ford Motor Credit Co., 7.375%, 2009	$155,000	$141,226
Johnson Controls, Inc., 5.5%, 2016	206,000	209,939

		$351,165

Broadcasting - 1.0%
Allbritton Communications Co., 7.75%, 2012	$220,000	$215,600
British Sky Broadcasting, 6.1%, 2018 (z)	570,000	568,697
CBS Corp., 6.625%, 2011	381,000	388,635
Clear Channel Communications, Inc., 7.65%, 2010	160,000	168,993
Clear Channel Communications, Inc., 6.25%, 2011	220,000	194,150
Intelsat Ltd., 8.625%, 2015	381,000	383,857
News America, Inc., 8.5%, 2025	152,000	176,270

		$2,096,202

Brokerage & Asset Managers - 1.9%
Bear Stearns Cos., Inc., 5.85%, 2010	$550,000	$522,920
Goldman Sachs Group, Inc., 5.625%, 2017	489,000	469,110
Goldman Sachs Group, Inc., 6.15%, 2018	600,000	599,110
INVESCO PLC, 4.5%, 2009	262,000	262,636
INVESCO PLC, 5.625%, 2012	230,000	232,949
Lehman Brothers Holdings, Inc., 6.5%, 2017	280,000	265,901
Merrill Lynch & Co., Inc., 6.05%, 2016	569,000	539,938
Morgan Stanley, 5.75%, 2016	444,000	429,348
Morgan Stanley Group, Inc., 6.625%, 2018	600,000	600,211

		$3,922,123

Cable TV - 1.2%
Comcast Corp., 5.875%, 2018	$97,000	$94,482
Cox Communications, Inc., 7.125%, 2012	1,090,000	1,154,357
TCI Communications, Inc., 9.8%, 2012	72,000	82,122
Time Warner Cable, Inc., 5.4%, 2012	819,000	804,694
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	326,303

		$2,461,958

Chemicals - 0.3%
Dow Chemical Co., 5.75%, 2008	$62,000	$62,914
PPG Industries, Inc., 5.75%, 2013	574,000	592,153

		$655,067

Consumer Goods & Services - 0.9%
Clorox Co., 5%, 2013	$420,000	$421,434
Fortune Brands, Inc., 5.125%, 2011	350,000	350,405
Western Union Co., 5.4%, 2011	1,017,000	1,041,762

		$1,813,601

Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	$354,000	$382,919
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	168,000	174,117
Litton Industries, Inc., 8%, 2009	165,000	177,484

		$734,520

Electronics - 0.3%
Tyco Electronics Ltd., 7.125%, 2037 (n)	$100,000	$104,336
Tyco Electronics Ltd., 6.55%, 2017 (n)	420,000	440,250

		$544,586

Emerging Market Sovereign - 0.2%
Gabonese Republic, 8.2%, 2017 (n)	$398,000	$417,402

Energy - Independent - 0.9%
Nexen, Inc., 6.4%, 2037	$970,000	$928,910
Ocean Energy, Inc., 7.25%, 2011	131,000	144,569
XTO Energy, Inc., 6.25%, 2013	190,000	206,487
XTO Energy, Inc., 5.65%, 2016	520,000	533,436

		$1,813,402

Energy - Integrated - 0.1%
TNK-BP Finance S.A., 7.5%, 2016 (n)	$116,000	$107,735
TNK-BP Finance S.A., 7.5%, 2016	102,000	94,732

		$202,467

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Financial Institutions - 2.0%
American Express Centurion Bank, 5.55%, 2012	$670,000	$676,068
Capital One Financial Corp., 6.15%, 2016	610,000	512,251
Capmark Financial Group, Inc., 5.875%, 2012 (n)	388,000	245,827
CIT Group, Inc., 6.1% to 2017, FRN to 2067	30,000	13,365
General Electric Capital Corp., 5.375%, 2016	249,000	252,845
HSBC Finance Corp., 6.75%, 2011	46,000	47,720
HSBC Finance Corp., 5.5%, 2016	753,000	728,432
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	1,000,000	801,744
ORIX Corp., 5.48%, 2011	780,000	755,314

		$4,033,566

Food & Beverages - 1.1%
Diageo Capital PLC, 5.5%, 2016	$760,000	$768,209
General Mills, Inc., 5.65%, 2012	340,000	353,614
Miller Brewing Co., 5.5%, 2013 (n)	810,000	860,883
Tyson Foods, Inc., 6.85%, 2016	250,000	250,302

		$2,233,008

Food & Drug Stores - 0.6%
CVS Caremark Corp., 6.125%, 2016	$620,000	$646,502
CVS Caremark Corp., 5.75%, 2017	651,000	661,130

		$1,307,632

Forest & Paper Products - 0.1%
Stora Enso Oyj, 7.25%, 2036 (n)	$313,000	$247,273

Gaming & Lodging - 0.8%
Marriott International, Inc., 6.375%, 2017	$390,000	$387,148
Station Casinos, Inc., 6%, 2012	750,000	615,000
Wyndham Worldwide Corp., 6%, 2016	605,000	552,551

		$1,554,699

Industrial - 0.1%
Steelcase, Inc., 6.5%, 2011	$272,000	$291,400

Insurance - 0.8%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$518,000	$441,322
Prudential Financial, Inc., 6%, 2017	640,000	645,062
UnumProvident Corp., 6.85%, 2015 (n)	543,000	548,387

		$1,634,771

Insurance - Health - 0.1%
UnitedHealth Group, Inc., 6.875%, 2038	$190,000	$181,536

Insurance - Property & Casualty - 1.1%
Ace Ina Holdings, Inc., 5.8%, 2018	$110,000	$109,840
AXIS Capital Holdings Ltd., 5.75%, 2014	805,000	765,604
Chubb Corp., 6.375% to 2017, FRN to 2037	144,000	134,133
Fund American Cos., Inc., 5.875%, 2013	804,000	838,091
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	500,000	451,218

		$2,298,886

Major Banks - 2.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$240,000	$175,487
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	354,268
Credit Suisse New York, 6%, 2018	400,000	399,045
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	256,094
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	758,000	617,693
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)	51,000	51,663
PNC Funding Corp., 5.625%, 2017	740,000	705,054
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	390,000	331,071
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	545,000	536,989
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	1,000,000	990,631
Wachovia Capital Trust III, 5.8%to 2011, FRN to 2042	648,000	461,700
Wachovia Corp., 6.605%, 2025	164,000	154,844

		$5,034,539

Medical & Health Technology & Services - 1.0%
Covidien Ltd., 6%, 2017 (n)	$490,000	$505,044
Covidien Ltd., 6.55%, 2037 (n)	300,000	306,612
Fisher Scientific International, Inc., 6.125%, 2015	485,000	483,028
Hospira, Inc., 5.55%, 2012	170,000	175,718
Hospira, Inc., 6.05%, 2017	210,000	208,137
McKesson Corp., 5.7%, 2017	260,000	256,244

		$1,934,783

Metals & Mining - 0.4%
International Steel Group, Inc., 6.5%, 2014	$496,000	$510,669
Peabody Energy Corp., 5.875%, 2016	420,000	396,900

		$907,569

Mortgage Backed - 20.7%
Fannie Mae, 4.55%, 2011	$117,918	$119,417
Fannie Mae, 4.79%, 2012	117,568	120,452
Fannie Mae, 4.86%, 2012	115,358	117,447
Fannie Mae, 5.12%, 2012	57,728	59,331
Fannie Mae, 3.81%, 2013	19,807	19,271

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage Backed - continued
Fannie Mae, 4.845%, 2013	51,028	$52,038
Fannie Mae, 4.555%, 2014	161,750	162,508
Fannie Mae, 4.6%, 2014 - 2015	109,059	108,434
Fannie Mae, 4.621%, 2014	76,033	76,638
Fannie Mae, 4.77%, 2014	60,436	61,185
Fannie Mae, 4.88%, 2014 - 2020	224,978	228,664
Fannie Mae, 4.53%, 2015	105,908	104,289
Fannie Mae, 4.56%, 2015	55,310	54,781
Fannie Mae, 4.665%, 2015	37,848	37,691
Fannie Mae, 4.69%, 2015	164,449	164,093
Fannie Mae, 4.7%, 2015	274,716	273,683
Fannie Mae, 4.74%, 2015	49,336	49,683
Fannie Mae, 4.78%, 2015	105,884	105,725
Fannie Mae, 4.815%, 2015	53,000	53,527
Fannie Mae, 4.82%, 2015	55,040	55,027
Fannie Mae, 4.85%, 2015	175,264	176,296
Fannie Mae, 4.87%, 2015	34,209	34,379
Fannie Mae, 4.89%, 2015	96,578	96,993
Fannie Mae, 4.925%, 2015	128,932	131,307
Fannie Mae, 4.94%, 2015	120,000	123,335
Fannie Mae, 5.09%, 2016	121,656	123,104
Fannie Mae, 5.395%, 2016	135,819	140,688
Fannie Mae, 5.423%, 2016	151,175	157,644
Fannie Mae, 4.996%, 2017	166,312	169,816
Fannie Mae, 5.28%, 2017	140,000	142,322
Fannie Mae, 5.32%, 2017	150,802	155,091
Fannie Mae, 5.5%, 2017 - 2038	9,103,924	9,223,567
Fannie Mae, 5.54%, 2017	108,000	111,413
Fannie Mae, 5%, 2020 - 2026	867,356	878,824
Fannie Mae, 5.19%, 2020	209,159	210,580
Fannie Mae, 5.35%, 2023	202,358	205,003
Fannie Mae, 6.5%, 2032 - 2033	64,590	67,333
Fannie Mae, 6%, 2035 - 2037	1,798,583	1,845,099
Fannie Mae, 5.5%, 2037	40,186	40,604
Fannie Mae, 6%, 2037	68,436	70,185
Freddie Mac, 5%, 2018 - 2028	2,875,006	2,921,817
Freddie Mac, 5.5%, 2019 - 2037	6,904,358	7,000,296
Freddie Mac, 4%, 2023 - 2024	227,527	228,271
Freddie Mac, 6%, 2034 - 2037	1,781,610	1,829,672
Freddie Mac, TBA, 5.5%, 2038	1,972,000	1,991,105
Ginnie Mae, 6%, 2036 - 2038	3,828,068	3,956,630
Ginnie Mae, TBA, 5.5%, 2033 - 2038	4,275,502	4,362,873
Ginnie Mae, TBA, 6%, 2033	2,993,117	3,088,523

		$41,506,654

Municipals - 4.0%
California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridges), Y, 5%, 2028 (c)	$1,275,000	$1,327,135
Harris County, TX, “C”, 5.25%, 2031	530,000	556,367
Harris County, TX, “C”, 5.25%, 2032	530,000	555,413
Harris County, TX, (Ref-Road), “B”, 4.5%, 2031	430,000	385,942
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	1,350,000	1,454,045
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	460,000	494,431
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	770,000	826,811
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, 5.25%, 2032	780,000	811,637
Omaha Public Power District, NE, Electric Rev., “AA”, FGIC, 4.5%, 2030	430,000	393,631
State of Massachusetts, “A”, N, 5.5%, 2030	1,135,000	1,212,963

		$8,018,375

Natural Gas - Pipeline - 2.1%
CenterPoint Energy, Inc., 7.875%, 2013	$748,000	$830,931
CenterPoint Energy, Inc., 5.95%, 2017	140,000	139,701
Enterprise Products Operating, 5.65%, 2013	227,000	226,787
Enterprise Products Partners LP, 6.3%, 2017	900,000	904,410
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	107,065
Kinder Morgan Energy Partners LP, 5.8%, 2035	130,000	109,959
Kinder Morgan Energy Partners LP, 6%, 2017	643,000	639,894
Spectra Energy Capital LLC, 8%, 2019	613,000	693,016
Williams Cos., Inc., 8.75%, 2032	573,000	661,815

		$4,313,578

Network & Telecom - 3.5%
British Telecommunications PLC, 5.15%, 2013	$880,000	$867,196
CenturyTel, Inc., 8.375%, 2010	592,000	644,468
Deutsche Telekom International Finance B.V., 5.75%, 2016	536,000	529,929
GTE Corp., 7.51%, 2009	900,000	930,710
Qwest Capital Funding, Inc., 7.25%, 2011	850,000	807,500
Telecom Italia Capital, 6.2%, 2011	899,000	891,853
Telefonica Emisiones S.A.U., 7.045%, 2036	713,000	745,476
TELUS Corp., 8%, 2011	550,000	598,174
Verizon New York, Inc., 6.875%, 2012	917,000	964,412

		$6,979,718

Oil Services - 0.4%
Weatherford International Ltd., 6.35%, 2017	$240,000	$248,246
Weatherford International Ltd., 5.15%, 2013	530,000	530,460

		$778,706

4

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Oils - 0.1%
Premcor Refining Group, Inc., 7.5%, 2015	$190,000	$198,956
Other Banks & Diversified Financials - 0.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.7%, 2011 (n)	$210,000	$200,550
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)	149,000	149,372
Citigroup, Inc., 5%, 2014	147,000	138,537
Fifth Third Bancorp, 5.45%, 2017	33,000	30,264
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	490,000	415,039
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	486,000	403,871
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	549,000	459,172

		$1,796,805

Printing & Publishing - 0.3%
Dex Media West LLC, 9.875%, 2013	$368,000	$320,160
Idearc, Inc., 8%, 2016	377,000	244,107

		$564,267

Railroad & Shipping - 0.3%
CSX Corp., 6.3%, 2012	$155,000	$160,288
TFM S.A. de C.V., 9.375%, 2012	258,000	266,385
Union Pacific Corp., 5.7%, 2018	135,000	134,219

		$560,892

Real Estate - 1.9%
Boston Properties, Inc., REIT, 5%, 2015	$137,000	$122,088
ERP Operating LP, REIT, 5.75%, 2017	1,020,000	928,856
HRPT Properties Trust, REIT, 6.25%, 2016	389,000	352,018
Kimco Realty Corp., REIT, 5.783%, 2016	294,000	279,478
Liberty Property LP, REIT, 5.5%, 2016	730,000	645,283
ProLogis, REIT, 5.75%, 2016	355,000	325,932
ProLogis, REIT, 5.625%, 2016	150,000	136,400
Simon Property Group, Inc., REIT, 6.35%, 2012	88,000	89,510
Simon Property Group, Inc., REIT, 5.75%, 2015	18,000	17,123
Simon Property Group, Inc., REIT, 6.1%, 2016	769,000	742,378
Simon Property Group, Inc., REIT, 5.875%, 2017	230,000	217,995

		$3,857,061

Restaurants - 0.1%
YUM! Brands, Inc., 8.875%, 2011	$205,000	$225,924

Retailers - 0.7%
Federated Retail Holdings, Inc., 5.35%, 2012	$130,000	$123,863
Home Depot, Inc., 5.875%, 2036	338,000	275,932
Home Depot, Inc., 5.25%, 2013	237,000	231,883
J.C. Penney Corp., Inc., 8%, 2010	34,000	35,479
Macy’s, Inc., 6.625%, 2011	223,000	223,086
Target Corp., 6.5%, 2037	519,000	501,821

		$1,392,064

Supermarkets - 0.9%
Delhaize America, Inc., 9%, 2031	$520,000	$625,825
Kroger Co., 6.4%, 2017	850,000	897,068
Safeway, Inc., 6.5%, 2011	221,000	234,926

		$1,757,819

Supranational - 0.0%
Corporacion Andina de Fomento, 6.875%, 2012	$61,000	$65,598
Telecommunications - Wireless - 1.0%
Nextel Communications, Inc., 5.95%, 2014	$690,000	$510,600
Rogers Cable, Inc., 5.5%, 2014	734,000	692,700
Vodafone Group PLC, 5.375%, 2015	500,000	487,296
Vodafone Group PLC, 5.625%, 2017	232,000	225,586

		$1,916,182

Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$560,000	$530,173

Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$720,000	$728,253

Transportation - Services - 0.1%
FedEx Corp., 9.65%, 2012	$110,000	$131,587

U.S. Government Agencies - 0.6%
Small Business Administration, 4.34%, 2024	$162,512	$156,791
Small Business Administration, 4.93%, 2024	123,790	125,082
Small Business Administration, 4.99%, 2024	128,845	130,195
Small Business Administration, 4.625%, 2025	265,337	255,783
Small Business Administration, 4.86%, 2025	275,095	276,340
Small Business Administration, 5.11%, 2025	225,087	226,837

		$1,171,028

U.S. Treasury Obligations - 31.2%
U.S. Treasury Bonds, 6.25%, 2023	$177,000	$217,862
U.S. Treasury Bonds, 6%, 2026	373,000	451,796
U.S. Treasury Bonds, 4.5%, 2036	2,223,000	2,296,463
U.S. Treasury Bonds, 6.75%, 2026	1,531,000	2,008,361
U.S. Treasury Bonds, 5%, 2037	121,000	135,359
U.S. Treasury Notes, 5.625%, 2008	1,332,000	1,338,764
U.S. Treasury Notes, 6.5%, 2010	2,614,000	2,846,808
U.S. Treasury Notes, 4%, 2010	2,453,000	2,569,135

5

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Bond Series

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.125%, 2008	$21,837,000	$22,045,128
U.S. Treasury Notes, 5.125%, 2011	10,078,000	11,096,039
U.S. Treasury Notes, 4.5%, 2009	2,167,000	2,230,656
U.S. Treasury Notes, 4.875%, 2009 (f)	4,739,000	4,951,516
U.S. Treasury Notes, 4.25%, 2013	2,632,000	2,865,179
U.S. Treasury Notes, 5.125%, 2016	6,711,000	7,645,299

		$62,698,365

Utilities - Electric Power - 3.2%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$511,000	$551,880
Bruce Mansfield Unit, 6.85%, 2034	590,000	617,647
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,123,642
EEB International Ltd., 8.75%, 2014 (n)	100,000	103,000
Enel Finance International S.A., 6.8%, 2037 (n)	304,000	306,579
Enersis S.A., 7.375%, 2014	233,000	257,030
Exelon Generation Co. LLC, 6.95%, 2011	967,000	1,025,900
FirstEnergy Corp., 6.45%, 2011	810,000	847,874
ISA Capital do Brasil S.A., 7.875%, 2012	293,000	302,522
NiSource Finance Corp., 7.875%, 2010	530,000	576,138
NorthWestern Corp., 5.875%, 2014	5,000	5,039
NRG Energy, Inc., 7.25%, 2014	635,000	627,062
Waterford 3 Funding Corp., 8.09%, 2017	88,060	88,744

		$6,433,057

Total Bonds		$196,961,135

FLOATING RATE LOANS(g)(r) - 0.8%
Aerospace - 0.3%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	$50,834	$47,297
Hawker Beechcraft Acquisition Co., Term Loan, 4.69%, 2014 (o)	567,785	528,277

		$575,574

Food & Beverages - 0.2%
ARAMARK Corp., Letter of Credit, 7.22%, 2014	20,551	$19,127
ARAMARK Corp., Term Loan B, 4.57%, 2014	323,483	301,071

		$320,198

Medical & Health Technology & Services - 0.3%
Community Health Systems, Inc., Term Loan B, 5.33%, 2014	478,557	$440,273
HCA, Inc., Term Loan B, 4.94%, 2013	282,706	259,589

		$699,862

Printing & Publishing - 0.0%
Idearc, Inc., Term Loan B, 2014 (o)	92,158	$73,553

Total Floating Rate Loans		$1,669,187

SHORT-TERM OBLIGATIONS - 2.6%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$5,164,000	$5,164,000

Total Investments		$203,794,322

OTHER ASSETS, LESS LIABILITIES - (1.4)%		(2,886,257)

NET ASSETS - 100.0%		$200,908,065

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,376,993 representing 5.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$332,516	$172,250
Bayview Commercial Asset Trust, FRN, 1.211%, 2037	1/26/07	211,513	176,543
Bayview Commercial Asset Trust, FRN, 1.169%, 2036	9/11/06	204,941	146,946
Bayview Commercial Asset Trust, FRN, 1.14%, 2036	10/25/06	100,778	86,739

6

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Bond Series

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.84%, 2036	2/28/06	$70,938	$59,372
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	68,526	59,021
Bayview Commercial Asset Trust, FRN, 0.849%, 2036	5/16/06	55,068	49,932
Bayview Commercial Asset Trust, FRN, 0.84%, 2013	3/29/06	47,743	31,619
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040	3/01/06	250,000	180,000
British Sky Broadcasting, 6.1%, 2018	2/07/08 -2/14/08	569,118	568,697
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	134,777	131,797
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	98,473	95,862
Falcon Franchise Loan LLC, FRN, 3.568%, 2025	1/29/03	41,971	34,380
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	54,944	53,959
Preferred Term Securities XIX Ltd., CDO, FRN, 3.15%, 2035	9/08/05	99,593	83,658
Prudential Securities Secured Financing Corp., FRN, 7.204%, 2013	12/06/04	138,774	103,752

Total Restricted Securities			$2,034,527
% of Net Assets			1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
TBA	To Be Announced

Insurers
FGIC	Financial Guaranty Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Variable Insurance Trust - Research Bond Series

Supplemental Information (Unaudited ) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$203,816,839	$—	$203,816,839
Other Financial Instruments	(97,386)	396,446	—	299,060

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$205,594,522

Gross unrealized appreciation	$2,496,921
Gross unrealized depreciation	(4,297,121)

Net unrealized appreciation (depreciation)	$(1,800,200)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of March 31, 2008, the fund had unfunded loan commitments of $24,475, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Commitment At Value	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw, Term Loan, 2014	$24,475	$22,517	$(979)

(4) Derivative Contracts at 3/31/08

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note (Short)	20	$2,375,938	Jun-08	$(78,664)
U.S. Treasury Note 10 yr (Short)	4	475,813	Jun-08	(18,722)

				$(97,386)

8

MFS Variable Insurance Trust - Research Bond Series

Supplemental Information (Unaudited ) 3/31/08 - continued

Swap Agreements at 3/31/08

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000		JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(38,042)
12/20/12	USD	230,000		Merrill Lynch International	(2)	1.35% (fixed rate)	6,159
12/20/12	USD	310,000		Goldman Sachs International	(3)	1.55% (fixed rate)	14,638
12/20/12	USD	460,000		Goldman Sachs International	(4)	1.43% (fixed rate)	28,814
12/20/12	USD	150,000		Morgan Stanley Capital Services, Inc.	(5)	1.6% (fixed rate)	11,828
12/20/12	USD	310,000		Goldman Sachs International	(6)	1.3% (fixed rate)	7,734
3/20/13	USD	750,000		Goldman Sachs International	(6)	2.129% (fixed rate)	(7,584)
6/20/13	USD	440,000		Morgan Stanley Capital Services, Inc.	(7)	1.07% (fixed rate)	—
12/13/49	USD	490,000	(a)	Morgan Stanley Capital Services, Inc.	(8)	0.62% (fixed rate)	203,301
12/13/49	USD	490,000	(b)	Morgan Stanley Capital Services, Inc.	(8)	0.27% (fixed rate)	169,598

							$396,446

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Boston Properities, Inc., 6.25%, 1/15/13.

(3)	Fund to receive notional amount upon a defined credit event by Equity Residential, 5.75%, 6/15/17.

(4)	Fund to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.

(5)	Fund to receive notional amount upon a defined credit event by ProLogis Trust, 7.1%, 4/15/08.

(6)	Fund to receive notional amount upon a defined credit event by Simon Properties, Inc., 6.35%, 8/28/12.

(7)	Fund to receive notional amount upon a defined credit event by Arrow Electrics, Inc., 6.875%, 6/01/18.

(8)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CMBX.NA Index.

(a)	Net unamortized premiums paid by fund amounted to $143,274.

(b)	Net unamortized premiums paid by fund amounted to $101,032.

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

9

MFS® Research International Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.5%
Aerospace - 0.7%
Finmeccanica S.p.A.	23,520	$799,625

Alcoholic Beverages - 1.8%
Diageo PLC	38,080	$767,189
Heineken N.V.	23,270	1,351,231

		$2,118,420

Apparel Manufacturers - 3.9%
Adidas AG	32,210	$2,140,816
Billabong International Ltd.	33,355	398,272
LVMH Moet Hennessy Louis Vuitton S.A.	16,950	1,886,089

		$4,425,177

Automotive - 3.2%
Bayerische Motoren Werke AG	15,630	$863,190
Bridgestone Corp.	56,600	966,567
Compagnie Generale des Etablissements Michelin	9,040	943,419
Yamaha Motor Co. Ltd.	46,500	859,278

		$3,632,454

Biotechnology - 0.5%
Actelion Ltd. (a)	10,434	$568,726

Broadcasting - 3.3%
Antena 3 de Television S.A.	28,466	$390,885
Grupo Televisa S.A., ADR	54,010	1,309,202
WPP Group PLC	177,870	2,119,772

		$3,819,859

Brokerage & Asset Managers - 1.1%
Nomura Holdings, Inc.	86,400	$1,299,075

Business Services - 2.6%
Bunzl PLC	41,120	$578,519
Intertek Group PLC	26,490	542,093
JFE Shoji Holdings, Inc.	38,000	271,057
Mitsubishi Corp.	24,900	766,882
Mitsui & Co. Ltd.	27,000	558,674
Satyam Computer Services Ltd.	29,040	286,889

		$3,004,114

Chemicals - 0.3%
Makhteshim-Agan Industries Ltd.	41,600	$304,784

Computer Software - 1.3%
SAP AG	19,170	$952,489
Trend Micro, Inc.	14,000	556,664

		$1,509,153

Computer Software - Systems - 0.2%
HCL Technologies Ltd.	33,750	$213,041

Conglomerates - 1.2%
Siemens AG	12,820	$1,389,095

Construction - 1.9%
Corporacion GEO S.A. de C.V., “B” (a)	7,600	$24,237
Corporacion Moctezuma S.A. de C.V.	24,100	57,615
CRH PLC	20,450	777,236
Duratex S.A., IPS	6,600	126,511
Geberit AG	7,180	1,069,646
SARE Holding S.A. de C.V., “B” (a)	21,200	29,294
Urbi Desarrollos Urbanos S.A. de C.V. (a)	34,700	113,825

		$2,198,364

Consumer Goods & Services - 2.3%
Kao Corp.	38,000	$1,076,352
Kimberly-Clark de Mexico S.A. de C.V., “A”	127,220	564,187
Reckitt Benckiser Group PLC	17,870	989,000

		$2,629,539

Electrical Equipment - 2.2%
LS Industrial Systems Co. Ltd.	9,450	$588,626
OMRON Corp.	35,700	740,422
Schneider Electric S.A.	8,909	1,152,482

		$2,481,530

Electronics - 4.4%
Funai Electric Co. Ltd.	4,700	$161,638
Hoya Corp.	11,600	274,808
Konica Minolta Holdings, Inc.	40,500	558,138
Nippon Electric Glass Co. Ltd.	22,000	344,676
Ricoh Co. Ltd.	68,000	1,136,102
Royal Philips Electronics N.V.	21,900	837,531
Samsung Electronics Co. Ltd.	1,080	686,260
Taiwan Semiconductor Manufacturing Co. Ltd.	249,000	518,441
Venture Corp. Ltd.	73,000	562,430

		$5,080,024

Energy - Independent - 1.4%
INPEX Holdings, Inc.	69	$774,158
OMV AG	3,980	262,958
PTT Public Co. Ltd.	53,400	535,950

		$1,573,066

Energy - Integrated - 7.2%
Eni S.p.A.	48,810	$1,664,048
OAO Gazprom, ADR	18,010	918,510
Petroleo Brasileiro S.A., ADR	7,360	751,530
Statoil A.S.A.	64,800	1,941,030
TOTAL S.A.	40,520	3,008,431

		$8,283,549

Food & Beverages - 2.7%
Nestle S.A.	5,878	$2,936,190
Nong Shim Co. Ltd.	1,057	192,648

		$3,128,838

Insurance - 2.5%
AXA	57,870	$2,099,886
Old Mutual PLC	371,690	814,432

		$2,914,318

Internet - 0.2%
Universo Online S.A., IPS (a)	40,700	$175,638

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research International Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Machinery & Tools - 3.2%
Bucyrus International, Inc., “A”	16,060	$1,632,499
Glory Ltd.	35,900	775,510
Komatsu Ltd.	45,300	1,283,967

		$3,691,976

Major Banks - 13.8%
Australia & New Zealand Banking Group Ltd.	54,630	$1,130,160
Bank of Communications Co. Ltd.	787,000	919,232
Barclays PLC	264,510	2,376,031
BNP Paribas	23,033	2,322,666
BOC Hong Kong Holdings Ltd.	453,000	1,090,823
DBS Group Holdings Ltd.	92,000	1,208,064
Deutsche Postbank AG	4,940	471,488
Erste Bank der oesterreichischen Sparkassen AG	19,292	1,249,953
Standard Bank Group Ltd.	36,132	392,916
Standard Chartered PLC	26,586	907,816
Sumitomo Mitsui Financial Group, Inc.	141	930,467
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	6,430	749,995
UniCredito Italiano S.p.A.	308,151	2,060,750

		$15,810,361

Metals & Mining - 4.5%
Anglo American PLC	9,600	$576,420
BHP Billiton PLC	89,770	2,661,242
Companhia Vale do Rio Doce	31,700	1,094,757
Rio Tinto Group	8,300	861,273
Steel Authority of India Ltd.	1,833	8,516

		$5,202,208

Natural Gas - Distribution - 0.9%
Gaz de France	10,630	$641,585
Tokyo Gas Co. Ltd.	103,000	417,129

		$1,058,714

Oil Services - 0.5%
Saipem S.p.A.	14,850	$600,260

Other Banks & Diversified Financials - 6.9%
Aeon Credit Service Co. Ltd.	38,500	$517,020
Anglo Irish Bank Corp. PLC	88,272	1,177,289
Bank of Cyprus Public Co. Ltd.	96,110	1,137,714
CSU Cardsystem S.A. (a)	35,780	97,832
Fortis S.A./N.V.	62,650	1,578,183
Fortis S.A./N.V. (a)	17,980	284
Macquarie Group Ltd.	16,700	811,322
UBS AG	33,855	983,497
Unione di Banche Italiane ScpA	62,034	1,588,906

		$7,892,047

Pharmaceuticals - 6.6%
Astellas Pharma, Inc.	18,500	$715,997
Bayer AG	15,840	1,269,054
Merck KGaA	12,220	1,505,770
Novartis AG	39,660	2,032,004
Roche Holding AG	10,990	2,067,574

		$7,590,399

Precious Metals & Minerals - 0.4%
Paladin Resources Ltd. (a)	106,229	$497,209

Railroad & Shipping - 1.0%
East Japan Railway Co.	139	$1,155,372

Real Estate - 1.2%
CapitaLand Ltd.	301,000	$1,401,688

Specialty Chemicals - 3.1%
Akzo Nobel N.V.	24,150	$1,937,114
Linde AG	11,400	1,610,211

		$3,547,325

Specialty Stores - 0.7%
Kingfisher PLC	203,480	$532,608
NEXT PLC	13,910	314,169

		$846,777

Telecommunications - Wireless - 3.0%
America Movil S.A.B. de C.V., “L”, ADR	15,700	$999,933
MTN Group Ltd.	20,890	316,798
Rogers Communications, Inc., “B”	17,100	613,927
Vodafone Group PLC	505,830	1,513,581

		$3,444,239

Telephone Services - 2.9%
Telefonica S.A.	72,740	$2,089,527
Telenor A.S.A.	65,860	1,260,460

		$3,349,987

Trucking - 1.5%
TNT N.V.	13,970	$518,826
Yamato Holdings Co. Ltd.	84,000	1,239,420

		$1,758,246

Utilities - Electric Power - 3.4%
E.ON AG	17,300	$3,201,838
SUEZ S.A.	11,301	741,481

		$3,943,319

Total Common Stocks		$113,338,516

SHORT-TERM OBLIGATIONS - 2.0%
Natexis Banques Populaires U.S.
Financial Co. LLC, 2.84%, due
4/01/08 (y)	$2,340,000	$2,340,000

Total Investments		$115,678,516

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(590,843)

NET ASSETS - 100.0%		$115,087,673

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt

IPS       International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust – Research International Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$90,416,780	$25,261,736	$—	$115,678,516
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$118,491,701

Gross unrealized appreciation	$4,733,232
Gross unrealized depreciation	(7,546,417)

Net unrealized appreciation (depreciation)	$(2,813,185)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

Japan	15.1%
United Kingdom	13.5%
Germany	11.6%
France	11.1%
Switzerland	8.4%
Italy	5.8%
Netherlands	4.0%
Norway	2.8%
Singapore	2.7%
Other Countries	25.0%

3

MFS® Research Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.1%
Aerospace - 2.0%
Lockheed Martin Corp.	29,240	$2,903,527
United Technologies Corp.	37,440	2,576,621

		$5,480,148

Apparel Manufacturers - 1.4%
Coach, Inc. (a)	43,210	$1,302,782
NIKE, Inc., “B”	36,940	2,511,920

		$3,814,702

Automotive - 0.5%
Bayerische Motoren Werke AG	26,600	$1,469,024
Biotechnology - 1.8%
Genzyme Corp. (a)	37,930	$2,827,302
Millipore Corp. (a)(l)	32,290	2,176,669

		$5,003,971

Broadcasting - 1.9%
News Corp., “A”	74,000	$1,387,500
Omnicom Group, Inc.	40,590	1,793,266
Walt Disney Co.	63,800	2,002,044

		$5,182,810

Brokerage & Asset Managers - 2.1%
Affiliated Managers Group, Inc. (a)(l)	22,030	$1,999,002
Goldman Sachs Group, Inc.	9,240	1,528,204
Invesco Ltd.	90,450	2,203,362

		$5,730,568

Business Services - 2.1%
Satyam Computer Services Ltd., ADR (l)	62,700	$1,416,393
Visa, Inc., “A” (a)	68,290	4,258,564

		$5,674,957

Cable TV - 1.0%
Comcast Corp., “Special A”	91,580	$1,737,273
Time Warner Cable, Inc. (a)	41,500	1,036,670

		$2,773,943

Chemicals - 1.0%
PPG Industries, Inc.	46,770	$2,830,053

Computer Software - 2.5%
Oracle Corp. (a)	172,100	$3,366,276
Salesforce.com, Inc. (a)(l)	38,600	2,233,782
VeriSign, Inc. (a)	36,740	1,221,238

		$6,821,296

Computer Software - Systems - 3.1%
EMC Corp. (a)	87,970	$1,261,490
International Business Machines Corp.	51,500	5,929,710
Network Appliance, Inc. (a)	61,200	1,227,060

		$8,418,260

Conglomerates - 1.1%
Siemens AG	27,400	$2,968,892

Construction - 0.6%
D.R. Horton, Inc. (l)	55,550	$874,913
Pulte Homes, Inc. (l)	55,200	803,160

		$1,678,073

Consumer Goods & Services - 1.5%
Colgate-Palmolive Co.	11,370	$885,837
Estee Lauder Cos., Inc., “A” (l)	35,360	1,621,256
Procter & Gamble Co.	22,800	1,597,596

		$4,104,689

Electrical Equipment - 2.7%
Danaher Corp. (l)	77,660	$5,904,490
Rockwell Automation, Inc.	27,840	1,598,573

		$7,503,063

Electronics - 4.2%
Flextronics International Ltd. (a)	203,230	$1,908,330
Intel Corp.	255,730	5,416,361
Intersil Corp., “A”	50,430	1,294,538
National Semiconductor Corp.	83,900	1,537,048
SanDisk Corp. (a)	56,810	1,282,202

		$11,438,479

Energy - Independent - 3.6%
Apache Corp.	39,840	$4,813,469
CONSOL Energy, Inc.	15,460	1,069,677
Valero Energy Corp.	26,270	1,290,120
XTO Energy, Inc.	43,362	2,682,373

		$9,855,639

Energy - Integrated - 5.4%
Exxon Mobil Corp.	99,310	$8,399,640
Hess Corp.	25,960	2,289,153
Marathon Oil Corp.	43,140	1,967,184
TOTAL S.A., ADR	28,840	2,134,448

		$14,790,425

Engineering - Construction - 0.7%
Fluor Corp.	14,160	$1,998,826

Food & Beverages - 4.4%
Dean Foods Co.	81,170	$1,630,705
General Mills, Inc.	42,740	2,559,271
Nestle S.A.	3,963	1,979,605
PepsiCo, Inc.	82,080	5,926,176

		$12,095,757

Food & Drug Stores - 1.6%
CVS Caremark Corp.	108,890	$4,411,134

Gaming & Lodging - 0.9%
International Game Technology	33,580	$1,350,252
Royal Caribbean Cruises Ltd. (l)	37,210	1,224,209

		$2,574,461

General Merchandise - 2.5%
Kohl’s Corp. (a)(l)	30,900	$1,325,301
Macy’s, Inc.	84,860	1,956,872
Wal-Mart Stores, Inc.	70,080	3,691,814

		$6,973,987

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Health Maintenance Organizations - 1.6%
CIGNA Corp.	63,900	$2,592,423
WellPoint, Inc. (a)	37,860	1,670,762

		$4,263,185

Insurance - 5.4%
Chubb Corp.	46,870	$2,319,128
Genworth Financial, Inc., “A”	74,190	1,679,662
Hartford Financial Services Group, Inc.	28,910	2,190,511
MetLife, Inc.	98,340	5,925,968
Prudential Financial, Inc.	35,620	2,787,265

		$14,902,534

Internet - 1.6%
Google, Inc., “A” (a)	10,200	$4,492,794

Machinery & Tools - 1.9%
GEA Group AG	43,270	$1,454,688
Ingersoll-Rand Co. Ltd., “A” (a)	82,830	3,692,561

		$5,147,249

Major Banks - 9.1%
Bank of America Corp.	138,710	$5,258,496
Bank of New York Mellon Corp.	108,009	4,507,216
JPMorgan Chase & Co.	184,930	7,942,744
State Street Corp. (l)	60,460	4,776,340
Wells Fargo & Co.	80,950	2,355,645

		$24,840,441

Medical & Health Technology & Services - 0.6%
DaVita, Inc. (a)	36,790	$1,757,090

Medical Equipment - 2.4%
Boston Scientific Corp. (a)(l)	190,510	$2,451,864
ResMed, Inc. (a)(l)	27,210	1,147,718
Zimmer Holdings, Inc. (a)	36,920	2,874,591

		$6,474,173

Metals & Mining - 2.3%
BHP Billiton PLC	62,010	$1,838,293
Cameco Corp.	36,770	1,211,204
Century Aluminum Co. (a)(l)	18,600	1,232,064
United States Steel Corp.	16,780	2,128,879

		$6,410,440

Natural Gas - Distribution - 1.4%
Questar Corp.	29,050	$1,643,068
Sempra Energy	42,230	2,250,014

		$3,893,082

Natural Gas - Pipeline - 0.9%
El Paso Corp.	49,400	$822,016
Williams Cos., Inc.	52,050	1,716,609

		$2,538,625

Network & Telecom - 2.0%
Nokia Corp., ADR	101,720	$3,237,748
Research in Motion Ltd. (a)	20,016	2,246,396

		$5,484,144

Oil Services - 2.6%
Exterran Holdings, Inc. (a)(l)	15,900	$1,026,186
Halliburton Co.	73,160	2,877,383
Noble Corp.	26,550	1,318,739
Schlumberger Ltd.	22,100	1,922,700

		$7,145,008

Other Banks & Diversified Financials - 0.6%
American Express Co.	36,520	$1,596,654

Pharmaceuticals - 4.2%
Abbott Laboratories	65,780	$3,627,767
Merck & Co., Inc.	141,290	5,361,956
Schering-Plough Corp.	180,600	2,602,446

		$11,592,169

Specialty Chemicals - 1.3%
Linde AG	9,060	$1,279,694
Praxair, Inc.	27,450	2,312,114

		$3,591,808

Specialty Stores - 2.0%
Advance Auto Parts, Inc.	14,800	$503,940
Nordstrom, Inc. (l)	64,450	2,101,070
PetSmart, Inc. (l)	74,280	1,518,283
TJX Cos., Inc.	39,000	1,289,730

		$5,413,023

Telecommunications - Wireless - 0.7%
Rogers Communications, Inc., “B”	23,570	$846,634
Rogers Communications, Inc., “B”	25,790	925,917

		$1,772,551

Telephone Services - 2.5%
AT&T, Inc.	149,890	$5,740,787
Embarq Corp.	26,030	1,043,803

		$6,784,590

Tobacco - 2.9%
Altria Group, Inc.	96,270	$2,137,194
Philip Morris International, Inc. (a)	112,370	5,683,675

		$7,820,869

Trucking - 1.4%
FedEx Corp.	39,800	$3,688,266

Utilities - Electric Power - 3.1%
American Electric Power Co., Inc.	53,440	$2,224,707
FPL Group, Inc.	35,730	2,241,700
NRG Energy, Inc. (a)	47,230	1,841,498
PG&E Corp.	60,020	2,209,936
		$8,517,841

Total Common Stocks		$271,719,693

SHORT-TERM OBLIGATIONS - 1.0%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$2,674,000	$2,674,000

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Research Series

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - 10.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	28,739,273	$28,739,273

Total Investments		$303,132,966

OTHER ASSETS, LESS LIABILITIES - (10.6)%		(28,943,501)

NET ASSETS - 100.0%		$274,189,465

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Variable Insurance Trust – Research Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$271,719,693	$31,413,273	$—	$303,132,966
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$310,423,248

Gross unrealized appreciation	$18,980,802
Gross unrealized depreciation	(26,271,084)

Net unrealized appreciation (depreciation)	$(7,290,282)

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS
INVESTMENT MANAGEMENT

MFS® Strategic Income Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - 89.0%
Aerospace - 0.7%
Bombardier, Inc., 8%, 2014 (n)	$75,000	$77,250
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	65,000	64,675
TransDigm Group, Inc., 7.75%, 2014	40,000	40,000
Vought Aircraft Industries, Inc., 8%, 2011	85,000	77,988

		$259,913

Asset Backed & Securitized - 4.6%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$100,000	$37,000
Asset Securitization Corp., FRN, 8.039%, 2029	90,909	97,330
Asset Securitization Corp., FRN, 9.121%, 2029 (z)	85,000	95,306
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040 (z)	250,000	180,000
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	146,261	145,713
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	4,261	4,241
Crest Ltd., CDO, 7%, 2040	137,000	68,022
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	153,000	160,645
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	185,000	177,345
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	250,000	157,390
Falcon Franchise Loan LLC, FRN, 3.597%, 2025 (i)(z)	524,396	55,990
First Union National Bank Commercial Mortgage Trust, FRN, 0.984%, 2043 (i)(n)	2,059,589	45,338
First Union-Lehman Brothers Bank of America, FRN, 0.469%, 2035 (i)	2,298,664	31,092
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	120,883	125,633
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.186%, 2030 (i)	441,492	16,131
Morgan Stanley Capital I, Inc., FRN, 1.459%, 2039 (i)(n)	1,332,449	43,773
Mortgage Capital Funding, Inc., FRN, 0.724%, 2031 (i)	584,841	918
Prudential Securities Secured Financing Corp., FRN, 7.244%, 2013 (z)	171,000	141,932
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032 (z)	224,179	237,741

		$1,821,540

Automotive - 0.7%
Allison Transmission, Inc., 11%, 2015 (n)	$90,000	$78,300
Ford Motor Credit Co. LLC, 9.75%, 2010	125,000	111,347
General Motors Acceptance Corp., 8.375%, 2033	89,000	62,745
Johnson Controls, Inc., 5.25%, 2011	30,000	30,955

		$283,347

Broadcasting - 2.8%
Allbritton Communications Co., 7.75%, 2012	$140,000	$137,200
Bonten Media Acquisition Co., 9%, 2015 (n)(p)	20,000	15,400
CanWest MediaWorks LP, 9.25%, 2015 (n)	45,000	41,400
Grupo Televisa S.A., 8.5%, 2032	64,000	77,350
Intelsat Jackson Holdings Ltd., 11.25%, 2016	65,000	65,894
Intelsat Ltd., 8.625%, 2015	90,000	90,675
ION Media Networks, Inc., FRN, 11.623%, 2013 (n)	90,000	67,500
Lamar Media Corp., 6.625%, 2015	65,000	57,200
Lamar Media Corp., “C”, 6.625%, 2015	40,000	35,200
LBI Media, Inc., 8.5%, 2017 (n)	40,000	34,650
Liberty Media Corp., 5.7%, 2013	60,000	52,533
LIN TV Corp., 6.5%, 2013	90,000	83,475
Local TV Finance LLC, 9.25%, 2015 (n)(p)	65,000	52,081
News America, Inc., 6.4%, 2035	100,000	97,052
Nexstar Broadcasting Group, Inc., 7%, 2014	50,000	43,063
Univision Communications, Inc., 9.75%, 2015 (n)(p)	240,000	145,200

		$1,095,873

Brokerage & Asset Managers - 0.5%
Lehman Brothers Holdings, Inc., 6.5%, 2017	$100,000	$94,965
Merrill Lynch & Co., Inc., 6.4%, 2017	30,000	29,604
Nuveen Investments, Inc., 10.5%, 2015 (n)	110,000	94,325

		$218,894

Building - 0.7%
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	$50,000	$34,125
Building Materials Corp. of America, 7.75%, 2014	50,000	36,000
Lafarge S.A., 6.15%, 2011	160,000	163,223
Ply Gem Industries, Inc., 9%, 2012	85,000	62,050

		$295,398

Business Services - 0.3%
SunGard Data Systems, Inc., 10.25%, 2015	$136,000	$136,680

Cable TV - 1.6%
CCH I Holdings LLC, 11%, 2015	$45,000	$31,275
CCH II Holdings LLC, 10.25%, 2010	115,000	104,650
CCO Holdings LLC, 8.75%, 2013	180,000	153,900

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Cable TV - continued
Charter Communications, Inc., 10.875%, 2014 (z)	$10,000	$9,850
CSC Holdings, Inc., 6.75%, 2012	165,000	159,225
Mediacom LLC, 9.5%, 2013	80,000	73,600
TCI Communications, Inc., 9.8%, 2012	81,000	92,387
Videotron LTEE, 6.875%, 2014	30,000	27,675

		$652,562

Chemicals - 1.3%
Innophos, Inc., 8.875%, 2014	$45,000	$43,650
Koppers Holdings, Inc., 9.875%, 2013	45,000	47,250
Momentive Performance Materials, Inc., 9.75%, 2014	30,000	26,925
Momentive Performance Materials, Inc., 11.5%, 2016	30,000	22,838
Mosaic Co., 7.625%, 2016 (n)	30,000	32,250
Nalco Co., 7.75%, 2011	65,000	65,813
Nalco Co., 8.875%, 2013	80,000	82,200
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014	55,000	49,500
Yara International A.S.A., 5.25%, 2014 (n)	150,000	147,662

		$518,088

Computer Software - 0.2%
First Data Corp., 9.875%, 2015 (n)	$105,000	$86,363

Construction - 0.4%
Lennar Corp., 5.125%, 2010	$130,000	$113,100
Pulte Homes, Inc., 4.875%, 2009	40,000	37,800

		$150,900

Consumer Goods & Services - 1.5%
Corrections Corp. of America, 6.25%, 2013	$45,000	$44,100
Fortune Brands, Inc., 5.125%, 2011	107,000	107,124
KAR Holdings, Inc., 10%, 2015	50,000	43,250
Service Corp. International, 6.75%, 2015	15,000	14,756
Service Corp. International, 7%, 2017	80,000	77,200
Service Corp. International, 7.625%, 2018	80,000	80,400
Western Union Co., 5.4%, 2011	210,000	215,113

		$581,943

Containers - 1.3%
Crown Americas LLC, 7.625%, 2013	$40,000	$40,800
Crown Americas LLC, 7.75%, 2015	70,000	71,925
Graham Packaging Co. LP, 9.875%, 2014	35,000	29,400
Greif, Inc., 6.75%, 2017	200,000	197,000
Owens-Brockway Glass Container, Inc., 8.25%, 2013	185,000	191,475

		$530,600

Defense Electronics - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$139,000	$140,869
L-3 Communications Corp., 6.125%, 2014	225,000	219,375
L-3 Communications Corp., 5.875%, 2015	15,000	14,363

		$374,607

Electronics - 0.3%
Avago Technologies Finance, 11.875%, 2015	$20,000	$21,100
Flextronics International Ltd., 6.25%, 2014	75,000	69,000
Spansion LLC, 11.25%, 2016 (n)	70,000	42,700

		$132,800

Emerging Market Quasi-Sovereign - 0.2%
OAO Gazprom, 9.625%, 2013	$70,000	$78,488

Emerging Market Sovereign - 2.6%
Federative Republic of Brazil, 8%, 2018	$44,000	$49,280
Gabonese Republic, 8.2%, 2017 (n)	100,000	104,875
Republic of Argentina, FRN, 5.475%, 2012	117,188	99,213
Republic of Colombia, 7.375%, 2017	133,000	147,098
Republic of Panama, 6.7%, 2036	41,000	41,718
Republic of Philippines, 9.375%, 2017	30,000	37,500
Republic of Uruguay, 8%, 2022	100,000	107,000
Russian Federation, 3%, 2008	284,000	283,404
United Mexican States, 6.625%, 2015	8,000	8,940
United Mexican States, 8.3%, 2031	45,000	59,175
United Mexican States, 6.75%, 2034	89,000	99,280

		$1,037,483

Energy - Independent - 2.3%
Chaparral Energy, Inc., 8.875%, 2017	$45,000	$39,038
Chesapeake Energy Corp., 6.375%, 2015	225,000	218,250
Forest Oil Corp., 7.25%, 2019	35,000	35,613
Hilcorp Energy I LP, 7.75%, 2015 (n)	20,000	18,750
Hilcorp Energy I LP, 9%, 2016 (n)	45,000	45,338
Mariner Energy, Inc., 8%, 2017	50,000	47,750
Newfield Exploration Co., 6.625%, 2014	70,000	68,950
Nexen, Inc., 6.4%, 2037	140,000	134,069
Opti Canada, Inc., 8.25%, 2014	85,000	84,150
Plains Exploration & Production Co., 7%, 2017	110,000	105,600
Quicksilver Resources, Inc., 7.125%, 2016	65,000	62,725
Southwestern Energy Co., 7.5%, 2018 (n)	35,000	36,225

		$896,458

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Energy - Integrated - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$100,000	$98,030

Entertainment - 0.3%
Marquee Holdings, Inc., 12%, 2014		$35,000	$26,163
Time Warner, Inc., 6.5%, 2036		10,000	9,174
Turner Broadcasting System, Inc., 8.375%, 2013		70,000	76,495

			$111,832

Financial Institutions - 2.2%
American Express Centurion Bank, 5.2%, 2010		$250,000	$252,918
Capmark Financial Group, Inc., 6.3%, 2017 (n)		140,000	83,942
CIT Group, Inc., 6.1% to 2017, FRN to 2067		10,000	4,455
General Motors Acceptance Corp., 5.85%, 2009		141,000	131,482
General Motors Acceptance Corp., 6.875%, 2011		68,000	52,045
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		200,000	160,349
ORIX Corp., 5.48%, 2011		180,000	174,303
Residential Capital LLC, 6.125%, 2008		36,000	24,840
Residential Capital LLC, 6.5%, 2012		8,000	3,920

			$888,254

Food & Beverages - 1.1%
ARAMARK Corp., 8.5%, 2015		$110,000	$110,275
B&G Foods, Inc., 8%, 2011		45,000	43,538
Del Monte Corp., 6.75%, 2015		50,000	47,875
Miller Brewing Co., 5.5%, 2013 (n)		150,000	159,423
Tyson Foods, Inc., 6.85%, 2016		90,000	90,109

			$451,220

Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 2017		$19,000	$19,296

Forest & Paper Products - 1.4%
Abitibi-Consolidated Co. of Canada, 13.75%, 2011 (z)		$5,000	$5,113
Buckeye Technologies, Inc., 8%, 2010		13,000	12,984
Buckeye Technologies, Inc., 8.5%, 2013		130,000	131,300
Catalyst Paper Corp., 8.625%, 2011		20,000	16,650
Graphic Packaging International Corp., 9.5%, 2013		35,000	33,600
JSG Funding PLC, 7.75%, 2015	EUR	65,000	94,385
Millar Western Forest Products Ltd., 7.75%, 2013		$75,000	50,625
NewPage Holding Corp., 10%, 2012 (n)		40,000	40,600
NewPage Holding Corp., 12%, 2013		70,000	70,175
Stora Enso Oyj, 6.404%, 2016 (n)		100,000	88,343

			$543,775

Gaming & Lodging - 2.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		$105,000	$74,025
Harrah’s Operating Co., Inc., 5.375%, 2013		25,000	16,125
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		95,000	80,038
Harrah’s Operating Co., Inc., 5.75%, 2017		100,000	55,500
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		40,000	31,300
Isle of Capri Casinos, Inc., 7%, 2014		75,000	53,438
MGM Mirage, 8.375%, 2011		175,000	175,438
MGM Mirage, 6.75%, 2013		40,000	36,800
Pinnacle Entertainment, Inc., 7.5%, 2015 (n)		65,000	51,188
Scientific Games Corp., 6.25%, 2012		85,000	79,050
Station Casinos, Inc., 6%, 2012		15,000	12,300
Station Casinos, Inc., 6.5%, 2014		110,000	66,000
Station Casinos, Inc., 6.875%, 2016		180,000	104,850
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		120,000	81,000
Wyndham Worldwide Corp., 6%, 2016		40,000	36,532
Wynn Las Vegas LLC, 6.625%, 2014		80,000	77,000

			$1,030,584

Industrial - 0.6%
Blount, Inc., 8.875%, 2012		$80,000	$78,600
JohnsonDiversey, Inc., 9.625%, 2012	EUR	20,000	29,199
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$75,000	73,875
Steelcase, Inc., 6.5%, 2011		61,000	65,351

			$247,025

Insurance - 1.1%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	105,000	$151,359
American International Group, Inc., 6.25%, 2037		$120,000	97,213
ING Groep N.V., 5.775% to 2015, FRN to 2049		210,000	178,914

			$427,486

Insurance - Property & Casualty - 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$180,000	$171,191
Chubb Corp., 6.375% to 2017, FRN to 2037		60,000	55,889
USI Holdings Corp., 9.75%, 2015 (n)		110,000	79,475

			$306,555

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD $	64,000	$64,784

International Market Sovereign - 20.8%
Federal Republic of Germany, 5.25%, 2010	EUR	376,000	$615,708
Federal Republic of Germany, 3.75%, 2015	EUR	161,000	254,066
Federal Republic of Germany, 6.25%, 2030	EUR	192,000	372,116
Government of Canada, 4.5%, 2015	CAD	111,000	116,921
Government of Canada, 5.75%, 2033	CAD	34,000	42,572
Government of Japan, 1.5%, 2012	JPY	44,000,000	455,474
Government of Japan, 1.3%, 2014	JPY	77,000,000	793,490
Government of Japan, 1.7%, 2017	JPY	58,000,000	608,428
Government of Japan, 2.2%, 2027	JPY	34,000,000	348,091
Government of Japan, 2.4%, 2037	JPY	21,000,000	211,497
Kingdom of Denmark, 4%, 2015	DKK	592,000	124,977
Kingdom of Netherlands, 3.75%, 2009	EUR	430,000	678,292
Kingdom of Netherlands, 3.75%, 2014	EUR	36,000	56,703
Kingdom of Spain, 5.35%, 2011	EUR	417,000	690,264
Kingdom of Sweden, 4.5%, 2015	SEK	360,000	62,848
Republic of Austria, 4.65%, 2018	EUR	298,000	490,079
Republic of France, 4.75%, 2012	EUR	58,000	95,146
Republic of France, 5%, 2016	EUR	177,000	298,753
Republic of France, 6%, 2025	EUR	85,000	157,718
Republic of France, 4.75%, 2035	EUR	324,000	518,570
Republic of Ireland, 4.6%, 2016	EUR	311,000	505,981
United Kingdom Treasury, 8%, 2015	GBP	152,000	375,552
United Kingdom Treasury, 8%, 2021	GBP	49,000	129,647
United Kingdom Treasury, 4.25%, 2036	GBP	124,000	240,255

			$8,243,148

Machinery & Tools - 0.5%
Atlas Copco AB, 5.6%, 2017 (n)		$160,000	$159,648
Case New Holland, Inc., 7.125%, 2014		40,000	39,200

			$198,848

Major Banks - 1.5%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$240,000	$175,487
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		26,000	21,807
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	88,567
Royal Bank of Scotland Group PLC, 9.118%, 2049		93,000	93,820
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		125,000	123,163
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042		120,000	85,500

			$588,344

Medical & Health Technology & Services - 3.2%
Cardinal Health, Inc., 5.8%, 2016		$94,000	$94,437
Community Health Systems, Inc., 8.875%, 2015		110,000	110,413
Cooper Cos., Inc., 7.125%, 2015		65,000	61,750
DaVita, Inc., 6.625%, 2013		35,000	33,950
DaVita, Inc., 7.25%, 2015		150,000	146,250
HCA, Inc., 6.375%, 2015		160,000	135,400
HCA, Inc., 9.25%, 2016		175,000	181,563
Hospira, Inc., 5.55%, 2012		50,000	51,682
Hospira, Inc., 6.05%, 2017		40,000	39,645
LVB Acquisition Merger Sub, Inc., 10%, 2017 (n)		35,000	36,663
LVB Acquisition Merger Sub, Inc., 11.625%, 2017 (n)		90,000	90,000
McKesson Corp., 5.7%, 2017		40,000	39,422
Owens & Minor, Inc., 6.35%, 2016		70,000	70,743
Psychiatric Solutions, Inc., 7.75%, 2015		60,000	59,700
U.S. Oncology, Inc., 10.75%, 2014		55,000	54,313
Universal Hospital Services, Inc., 8.5%, 2015 (p)		35,000	35,000
Universal Hospital Services, Inc., FRN, 8.287%, 2015		10,000	8,900
VWR Funding, Inc., 10.25%, 2015 (p)		35,000	32,550

			$1,282,381

Metals & Mining - 1.4%
Arch Western Finance LLC, 6.75%, 2013		$55,000	$54,863
FMG Finance Ltd., 10.625%, 2016 (n)		85,000	95,625
Foundation PA Coal Co., 7.25%, 2014		35,000	34,650
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		120,000	127,350
Freeport-McMoRan Copper & Gold, Inc., FRN, 8.394%, 2015		70,000	68,775
Peabody Energy Corp., 7.375%, 2016		20,000	20,700
Peabody Energy Corp., “B”, 6.875%, 2013		90,000	91,350
PNA Group, Inc., 10.75%, 2016		45,000	39,150
Ryerson, Inc., 12%, 2015 (n)		20,000	18,900

			$551,363

Mortgage Backed - 3.6%
Fannie Mae, 6%, 2017 - 2034		$486,334	$501,067
Fannie Mae, 5.5%, 2020 - 2035		892,649	909,730

			$1,410,797

Municipals - 0.3%
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 10.75%, 2036		$100,000	$100,000

Natural Gas - Distribution - 0.3%
AmeriGas Partners LP, 7.125%, 2016		$65,000	$63,700

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par		Value ($)
BONDS - continued
Natural Gas - Distribution - continued
Inergy LP, 6.875%, 2014		$45,000	$43,875

			$107,575

Natural Gas - Pipeline - 2.5%
Atlas Pipeline Partners LP, 8.125%, 2015		$60,000	$61,050
CenterPoint Energy, Inc., 7.875%, 2013		192,000	213,287
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		110,000	112,468
El Paso Corp., 7.75%, 2032		45,000	46,217
Kinder Morgan Energy Partners LP, 6%, 2017		90,000	89,565
Kinder Morgan Finance Corp., 5.35%, 2011		169,000	167,733
Spectra Energy Capital LLC, 8%, 2019		66,000	74,615
Williams Cos., Inc., 7.125%, 2011		130,000	138,125
Williams Cos., Inc., 8.75%, 2032		41,000	47,355
Williams Partners LP, 7.25%, 2017		45,000	45,225

			$995,640

Network & Telecom - 1.8%
Cincinnati Bell, Inc., 8.375%, 2014		$55,000	$51,563
Citizens Communications Co., 9.25%, 2011		178,000	184,230
Citizens Communications Co., 9%, 2031		75,000	65,625
Deutsche Telekom International Finance B.V., 8%, 2010		58,000	62,043
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		55,000	53,350
Qwest Corp., 8.875%, 2012		35,000	35,700
Qwest Corp., 7.5%, 2014		65,000	63,375
Telecom Italia Capital, 4.875%, 2010		26,000	25,611
Telefonica Europe B.V., 7.75%, 2010		120,000	128,729
Windstream Corp., 8.625%, 2016		45,000	44,213

			$714,439

Oil Services - 0.3%
Basic Energy Services, Inc., 7.125%, 2016		$80,000	$76,200
Weatherford International Ltd., 6.35%, 2017		30,000	31,031

			$107,231

Oils - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015		$140,000	$146,599

Other Banks & Diversified Financials - 1.0%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		$82,000	$82,205
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012 (z)		100,000	96,231
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)		68,000	57,597
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		120,000	100,365
UFJ Finance Aruba AEC, 6.75%, 2013		70,000	77,866

			$414,264

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016		$39,000	$39,267

Printing & Publishing - 1.5%
American Media Operations, Inc., 10.25%, 2009		$1,891	$1,258
American Media Operations, Inc., “B”, 10.25%, 2009		52,000	34,970
Dex Media West LLC, 9.875%, 2013		212,000	184,440
Idearc, Inc., 8%, 2016		262,000	169,645
Nielsen Co. B.V., 0% to 2011, 11.125% to 2016	EUR	30,000	26,753
Nielsen Finance LLC, 10%, 2014		$40,000	39,800
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016		95,000	60,088
Quebecor World, Inc., 6.125%, 2013 (d)		35,000	14,350
R.H. Donnelley Corp., 8.875%, 2016		105,000	66,413

			$597,717

Railroad & Shipping - 0.2%
Panama Canal Railway Co., 7%, 2026 (n)		$100,000	$91,500

Real Estate - 0.6%
ERP Operating LP, REIT, 5.75%, 2017		$60,000	$54,639
Simon Property Group, Inc., REIT, 6.1%, 2016		190,000	183,422

			$238,061

Restaurants - 0.7%
McDonald’s Corp., 5.8%, 2017		$250,000	$262,500

Retailers - 0.4%
Couche-Tard, Inc., 7.5%, 2013		$80,000	$79,800
Limited Brands, Inc., 5.25%, 2014		91,000	77,383

			$157,183

Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013		$50,000	$44,000

Supermarkets - 0.3%
Safeway, Inc., 4.95%, 2010		$54,000	$55,247
Safeway, Inc., 6.5%, 2011		70,000	74,411

			$129,658

Supranational - 0.4%
Central American Bank, 4.875%, 2012 (n)		$140,000	$143,275

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - 1.4%
Alltel Corp., 7%, 2012	$68,000	$54,400
MetroPCS Wireless, Inc., 9.25%, 2014	60,000	55,200
Nextel Communications, Inc., 5.95%, 2014	195,000	144,300
Rogers Cable, Inc., 5.5%, 2014	79,000	74,555
Vodafone Group PLC, 5.375%, 2015	140,000	136,443
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	75,000	76,500

		$541,398

Tobacco - 0.7%
Reynolds American, Inc., 6.75%, 2017	$260,000	$262,980

Transportation - 0.3%
IIRSA Norte Finance Ltd., 8.75%, 2024	$115,089	$128,037

Transportation - Services - 0.1%
Hertz Corp., 8.875%, 2014	$40,000	$37,900

U.S. Government Agencies - 1.9%
Small Business Administration, 6.35%, 2021	$100,323	$105,405
Small Business Administration, 4.34%, 2024	143,816	138,753
Small Business Administration, 4.99%, 2024	170,531	172,317
Small Business Administration, 4.625%, 2025	75,811	73,081
Small Business Administration, 4.86%, 2025	196,496	197,386
Small Business Administration, 5.11%, 2025	71,962	72,244

		$759,186

U.S. Treasury Obligations - 5.3%
U.S. Treasury Bonds, 5.375%, 2031 (f)	$51,000	$58,985
U.S. Treasury Bonds, 4.5%, 2036	17,000	17,562
U.S. Treasury Notes, 4.875%, 2008	67,000	67,178
U.S. Treasury Notes, 4.25%, 2010	500,000	532,500
U.S. Treasury Notes, 4.75%, 2012	1,000,000	1,095,606
U.S. Treasury Notes, 4.5%, 2015	40,000	44,203
U.S. Treasury Notes, 4.625%, 2017	250,000	274,590

		$2,090,624

Utilities - Electric Power - 4.0%
AES Corp., 9.375%, 2010	$135,000	$142,763
Beaver Valley Funding Corp., 9%, 2017	170,000	189,028
Dynegy Holdings, Inc., 7.5%, 2015	60,000	56,250
Edison Mission Energy, 7%, 2017	225,000	223,875
Enersis S.A., 7.375%, 2014	89,000	98,179
FirstEnergy Corp., 6.45%, 2011	94,000	98,395
HQI Transelec Chile S.A., 7.875%, 2011	130,000	140,517
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	100,000	103,250
Mirant North America LLC, 7.375%, 2013	65,000	65,650
NRG Energy, Inc., 7.375%, 2016	220,000	215,600
Reliant Energy, Inc., 7.875%, 2017	100,000	99,500
Sierra Pacific Resources, 8.625%, 2014	35,000	36,752
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	130,000	129,513

		$1,599,272

Total Bonds		$35,323,965

FLOATING RATE LOANS(g)(r) - 2.0%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 6.93%, 2014 (o)	3,861	$3,592
Hawker Beechcraft Acquisition Co., Term Loan, 4.69%, 2014 (o)	87,859	81,745

		$85,337

Automotive - 0.4%
Allison Transmission, Inc., Term Loan B, 5.74%, 2014 (o)	73,548	$64,354
Ford Motor Co., Term Loan B, 5.8%, 2013	28,165	23,025
Goodyear Tire & Rubber Co., Second Lien Term Loan, 6.43%, 2014	79,598	71,639

		$159,018

Broadcasting - 0.1%
Young Broadcasting, Inc., Term Loan, 2012 (o)	57,844	$51,075

Building - 0.0%
Building Materials Holding Corp., Second Lien Term Loan, 8.43%, 2014	25,321	$14,117

Cable TV - 0.2%
CSC Holdings, Inc., Incremental Term Loan, 4.75%, 2013 (o)	53,660	$50,087
Mediacom Illinois LLC, Term Loan A, 4.32%, 2012	40,873	35,593

		$85,680

Computer Software - 0.2%
First Data Corp., Term Loan B-1, 5.36%, 2014 (o)	70,112	$63,038

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 2009 (o)	19,185	$18,705

Gaming & Lodging - 0.1%
Harrah’s Entertainment, Inc., Term Loan B-2, 6.24%, 2015	33,224	$30,425

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

Issuer	Shares/Par	Value ($)
FLOATING RATE LOANS(g)(r) - continued
Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan B, 5.33%, 2014	$28,021	$25,779
HCA, Inc., Term Loan B, 4.94%, 2013	23,292	21,387

		$47,166

Printing & Publishing - 0.1%
Idearc, Inc., Term Loan B, 2014 (o)	6,692	$5,341
Nielsen Finance LLC, Term Loan B, 2013 (o)	39,036	35,191

		$40,532

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 5.34%, 2013 (o)	75,607	$63,143

Utilities - Electric Power - 0.3%
Calpine Corp., DIP Term Loan, 5.57%, 2009	$58,415	$51,750
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.58%, 2014 (o)	76,165	69,049

		$120,799

Total Floating Rate Loans		$779,035

SHORT-TERM OBLIGATIONS (y) - 7.5%
Natexis Banques Populaires U.S. Financial Co. LLC, 2.84%, due 4/01/08	$1,580,000	$1,580,000
Societe Generale North America, Inc., 2.78%, due 4/01/08	1,394,000	1,394,000

Total Short-Term Obligations		$2,974,000

Total Investments		$39,077,000

OTHER ASSETS, LESS LIABILITIES - 1.5%		588,677

NET ASSETS - 100.0%		$39,665,677

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,943,626, representing 9.9% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abitibi-Consolidated Co. of Canada, 13.75%, 2011	3/26/08	$5,000	$5,113
Asset Securitization Corp., FRN, 9.121%, 2029	1/25/05	75,017	95,306
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.478%, 2040	3/01/06	250,000	180,000
Bosphorus Financial Services Ltd., FRN, 4.865%, 2012	3/08/05	100,000	96,231
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	146,992	145,713
Charter Communications, Inc., 10.875%, 2014	3/11/08	9,612	9,850
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	182,174	177,345
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	228,209	157,390
Falcon Franchise Loan LLC, FRN, 3.597%, 2025	1/29/03	68,353	55,990
Prudential Securities Secured Financing Corp., FRN, 7.244%, 2013	12/06/04	189,843	141,932
Salomon Brothers Mortgage Securities, Inc., FRN, 7.072%, 2032	1/07/05	257,552	237,741

Total Restricted Securities			$1,302,611
% of Net Assets			3.3%

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Strategic Income Series

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
FSA	Financial Security Assurance Inc.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Variable Insurance Trust - Strategic Income Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$39,078,318	$—	$39,078,318
Other Financial Instruments	$(84,776)	$4,825	$—	$(79,951)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$39,758,260

Gross unrealized appreciation	$1,205,103
Gross unrealized depreciation	(1,886,363)

Net unrealized appreciation (depreciation)	$(681,260)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Unfunded Loan Commitments

As of March 31, 2008, the fund had unfunded loan commitments of $1,433, which could be extended at the option of the borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment	Commitment At Value	Unrealized Appreciation (Depreciation)
Community Health Systems, Inc., Delayed Draw, Term Loan, 2014	$1,433	$1,318	$(115)

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(4) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	CAD	217,101	4/28/08	$217,429	$211,014	$6,415
BUY	EUR	26,137	5/14/08	40,359	41,182	823
BUY	JPY	4,038,118	4/15/08	38,093	40,528	2,435
BUY	MXN	414,872	4/08/08	38,428	38,930	502
BUY	PLN	151,190	5/30/08	67,342	67,543	201

						$10,376

MFS Variable Insurance Trust - Strategic Income Series

Supplemental Information (Unaudited) 3/31/08 – continued

Forward Foreign Currency Exchange Contracts at 3/31/08 - continued

Type	Currency	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation
BUY	AUD	67,022	5/12/08	$62,048	$60,900	$(1,148)
SELL	DKK	591,332	4/15/08	117,437	125,088	(7,651)
SELL	EUR	1,626,279	5/14/08	2,515,181	2,562,355	(47,174)
SELL	GBP	363,828	4/04/08-4/14/08	706,553	720,740	(14,187)
SELL	JPY	82,605,456	4/15/08	776,025	829,052	(53,027)
SELL	SEK	371,663	4/15/08	58,318	62,498	(4,180)

						$(127,367)

Futures contracts outstanding at 3/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	17	$1,941,984	Jun-08	$32,215

Swap Agreements at 3/31/08

Expiration		Amount	Counterparty	to Receive	to Pay	Value
Credit Default Swaps
6/20/09	USD	50,000	JPMorgan Chase Bank	4.1% (fixed rate)	(1)	$(9,510)
9/20/10	USD	120,000	Merrill Lynch International	(2)	0.68% (fixed rate)	16,958
9/20/12	USD	160,000	JPMorgan Chase Bank	0.36% (fixed rate)	(3)	(702)
3/20/13	USD	190,000	Goldman Sachs International	(4)	2.129% (fixed rate)	(1,921)

						$4,825

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/01/15.

(2)	Fund to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/01/13.

(3)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/09/33.

(4)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Variable Insurance Trust - Strategic Income Series

Supplemental Information (Unaudited) 3/31/08 – continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	58.0%
France	10.6%
Japan	6.8%
Germany	3.8%
Netherlands	2.7%
United Kingdom	2.5%
Spain	2.1%
Canada	2.0%
Ireland	1.6%
Other Countries	9.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Total Return Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.7%
Aerospace - 2.7%
Lockheed Martin Corp.	571,370	$56,737,032
Northrop Grumman Corp.	148,750	11,574,238
Raytheon Co.	33,200	2,145,052
United Technologies Corp.	433,560	29,837,599

		$100,293,921

Alcoholic Beverages - 0.6%
Diageo PLC	847,312	$17,070,607
Heineken N.V.	95,800	5,562,866

		$22,633,473

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	352,670	$23,981,560

Automotive - 0.6%
Harley-Davidson, Inc.	147,720	$5,539,500
Johnson Controls, Inc.	475,980	16,088,124

		$21,627,624

Biotechnology - 0.5%
Amgen, Inc. (a)	200,590	$8,380,650
Genzyme Corp. (a)	118,220	8,812,119

		$17,192,769

Broadcasting - 0.9%
E.W. Scripps Co., “A” (l)	49,998	$2,100,416
Omnicom Group, Inc.	303,770	13,420,559
Walt Disney Co.	424,630	13,324,889
WPP Group PLC	265,180	3,160,291

		$32,006,155

Brokerage & Asset Managers - 2.0%
E*TRADE Financial Corp. (a)(l)	879,850	$3,396,221
Franklin Resources, Inc.	187,460	18,181,745
Goldman Sachs Group, Inc.	134,540	22,251,571
KKR Private Equity Investors LP, IEU (z)	125,100	1,544,985
Legg Mason, Inc.	83,990	4,701,760
Lehman Brothers Holdings, Inc.	276,860	10,421,010
Merrill Lynch & Co., Inc.	306,520	12,487,625

		$72,984,917

Business Services - 1.1%
Accenture Ltd., “A”	310,460	$10,918,878
Automatic Data Processing, Inc.	175,750	7,450,043
Fidelity National Information Services, Inc.	161,430	6,156,940
Visa, Inc., “A” (a)	242,750	15,137,890

		$39,663,751

Cable TV - 0.3%
Time Warner Cable, Inc. (a)	390,300	$9,749,694

Chemicals - 0.7%
3M Co.	42,590	$3,370,999
PPG Industries, Inc.	352,750	21,344,903

		$24,715,902

Computer Software - 0.7%
Oracle Corp. (a)	1,333,042	$26,074,302

Computer Software - Systems - 1.4%
Hewlett-Packard Co.	310,790	$14,190,671
International Business Machines Corp.	317,160	36,517,802

		$50,708,473

Construction - 0.9%
D.R. Horton, Inc. (l)	329,510	$5,189,783
Masco Corp.	478,788	9,494,366
Pulte Homes, Inc.	287,600	4,184,580
Sherwin-Williams Co. (l)	84,650	4,320,536
Toll Brothers, Inc. (a)(l)	428,770	10,067,520

		$33,256,785

Consumer Goods & Services - 1.0%
Clorox Co.	179,490	$10,166,314
Procter & Gamble Co.	376,130	26,355,429

		$36,521,743

Containers - 0.0%
Smurfit-Stone Container Corp. (a)	111,010	$854,777

Electrical Equipment - 1.5%
General Electric Co.	784,207	$29,023,501
Rockwell Automation, Inc.	78,477	4,506,149
W.W. Grainger, Inc.	180,660	13,800,617
WESCO International, Inc. (a)	183,950	6,712,336

		$54,042,603

Electronics - 0.9%
Flextronics International Ltd. (a)	536,120	$5,034,167
Intel Corp.	1,125,520	23,838,514
Samsung Electronics Co. Ltd., GDR	15,495	4,838,314

		$33,710,995

Energy - Independent - 2.3%
Anadarko Petroleum Corp.	106,303	$6,700,278
Apache Corp.	307,160	37,111,071
Devon Energy Corp.	278,670	29,073,641
EOG Resources, Inc.	59,990	7,198,800
Sunoco, Inc.	110,130	5,778,521

		$85,862,311

Energy - Integrated - 5.4%
Chevron Corp.	76,162	$6,501,188
ConocoPhillips	123,880	9,440,895
Exxon Mobil Corp.	889,822	75,261,145
Hess Corp.	416,860	36,758,715
Marathon Oil Corp.	467,090	21,299,304
Royal Dutch Shell PLC, ADR	52,420	3,615,932
TOTAL S.A., ADR	610,550	45,186,806

		$198,063,985

Food & Beverages - 2.5%
General Mills, Inc.	501,510	$30,030,419
Kellogg Co.	283,310	14,890,774
Nestle S.A.	62,523	31,231,606
PepsiCo, Inc.	214,300	15,472,460

		$91,625,259

Food & Drug Stores - 1.4%
CVS Caremark Corp.	601,860	$24,381,349

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - continued
Kroger Co.	230,310	$5,849,874
Safeway, Inc.	378,430	11,106,921
Walgreen Co.	236,160	8,995,334

		$50,333,478

Forest & Paper Products - 0.2%
MeadWestvaco Corp.	239,520	$6,519,734

Furniture & Appliances - 0.3%
Jarden Corp. (a)	324,580	$7,056,369
Whirlpool Corp. (l)	57,930	5,027,165

		$12,083,534

Gaming & Lodging - 0.7%
Royal Caribbean Cruises Ltd. (l)	629,960	$20,725,684
Wyndham Worldwide (w)	209,800	4,338,664

		$25,064,348

General Merchandise - 1.1%
Macy’s, Inc.	1,347,840	$31,081,190
Wal-Mart Stores, Inc.	159,370	8,395,612

		$39,476,802

Health Maintenance Organizations - 0.7%
UnitedHealth Group, Inc.	275,820	$9,477,175
WellPoint, Inc. (a)	336,980	14,870,927

		$24,348,102

Insurance - 5.0%
Allstate Corp.	877,030	$42,150,062
American International Group, Inc.	134,470	5,815,828
Aon Corp.	54,000	2,170,800
Chubb Corp.	87,190	4,314,161
Conseco, Inc. (a)	693,117	7,069,793
Genworth Financial, Inc., “A”	1,447,380	32,768,683
Hartford Financial Services Group, Inc.	228,075	17,281,243
Max Capital Group Ltd.	270,580	7,086,490
MBIA, Inc.	300,450	3,671,499
MetLife, Inc.	689,180	41,529,987
Principal Financial Group, Inc.	63,630	3,545,464
Prudential Financial, Inc.	64,440	5,042,430
Travelers Cos., Inc.	228,710	10,943,774

		$183,390,214

Machinery & Tools -1.0%
Eaton Corp.	27,800	$2,214,826
Ingersoll-Rand Co. Ltd., “A” (a)	392,220	17,485,168
Kennametal, Inc.	206,930	6,089,950
Timken Co.	419,825	12,477,199

		$38,267,143

Major Banks - 4.7%
Bank of America Corp.	1,168,461	$44,296,357
Bank of New York Mellon Corp.	815,482	34,030,064
JPMorgan Chase & Co.	850,264	36,518,839
PNC Financial Services Group, Inc.	356,810	23,396,032
State Street Corp.	230,960	18,245,840
SunTrust Banks, Inc.	243,290	13,415,011
UnionBanCal Corp.	74,410	3,652,043

		$173,554,186

Medical & Health Technology & Services - 0.1%
DaVita, Inc. (a)	83,270	$3,976,975

Medical Equipment - 0.4%
Advanced Medical Optics, Inc. (a)	298,680	$6,063,204
Boston Scientific Corp. (a)	611,520	7,870,262
Cooper Cos., Inc. (l)	77,960	2,684,163

		$16,617,629

Metals & Mining - 0.3%
Allegheny Technologies, Inc.	60,760	$4,335,834
Cameco Corp.	62,640	2,063,362
Century Aluminum Co. (a)(l)	87,640	5,805,274

		$12,204,470

Natural Gas - Distribution - 0.5%
Sempra Energy	336,690	$17,938,843

Natural Gas - Pipeline - 0.6%
El Paso Corp.	474,800	$7,900,672
Williams Cos., Inc.	415,380	13,699,232

		$21,599,904

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	32,150	$774,494
Nortel Networks Corp. (a)	178,005	1,190,853

		$1,965,347

Oil Services - 0.4%
Halliburton Co.	109,150	$4,292,870
Noble Corp.	194,266	9,649,192

		$13,942,062

Other Banks & Diversified Financials - 1.9%
American Capital Strategies Ltd. (l)	55,980	$1,912,277
American Express Co.	304,390	13,307,931
Citigroup, Inc.	879,753	18,844,309
New York Community Bancorp, Inc. (l)	1,075,486	19,595,355
UBS AG	311,307	9,043,555
UBS AG	220,420	6,348,096

		$69,051,523

Pharmaceuticals - 3.2%
Abbott Laboratories	60,670	$3,345,951
GlaxoSmithKline PLC	164,190	3,470,690
Johnson & Johnson	530,140	34,390,182
Merck & Co., Inc.	727,940	27,625,323
Merck KGaA	50,830	6,263,364
Pfizer, Inc.	214,690	4,493,462
Wyeth	960,310	40,102,546

		$119,691,518

Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	141,170	$13,018,697
Norfolk Southern Corp.	118,011	6,410,358

		$19,429,055

Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	143,920	$13,240,640
Praxair, Inc.	35,820	3,017,119

		$16,257,759

2

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Specialty Stores - 0.4%
Advance Auto Parts, Inc.	46,290	$1,576,175
PetSmart, Inc.	135,010	2,759,604
Staples, Inc.	564,190	12,474,241

		$16,810,020

Telecommunications - Wireless - 0.2%
Vodafone Group PLC, ADR	234,717	$6,926,499

Telephone Services - 2.5%
AT&T, Inc.	1,185,824	$45,417,059
Embarq Corp.	527,973	21,171,717
Qwest Communications International, Inc. (l)	3,119,610	14,131,833
TELUS Corp.	70,050	2,946,139
Verizon Communications, Inc.	207,505	7,563,557

		$91,230,305

Tobacco - 1.4%
Altria Group, Inc.	635,000	$14,097,000
Philip Morris International, Inc. (a)	717,600	36,296,208

		$50,393,208

Trucking - 0.2%
United Parcel Service, Inc., “B”	114,750	$8,379,045

Utilities - Electric Power - 2.9%
American Electric Power Co., Inc.	281,740	$11,728,836
CMS Energy Corp.	132,540	1,794,592
Dominion Resources, Inc.	209,790	8,567,824
DPL, Inc.	348,880	8,945,283
Entergy Corp.	53,320	5,816,146
FPL Group, Inc.	339,568	21,304,496
NRG Energy, Inc. (a)	276,410	10,777,226
Pepco Holdings, Inc.	203,340	5,026,565
PG&E Corp.	490,590	18,063,524
PPL Corp.	49,210	2,259,723
Public Service Enterprise Group, Inc.	342,540	13,766,683

		$108,050,898

Total Common Stocks		$2,123,073,600

BONDS - 40.5%
Agency - Other - 0.0%
Financing Corp., 9.65%, 2018	$740,000	$1,082,357

Asset Backed & Securitized - 2.4%
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$411,524	$369,483
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)	3,009,000	2,166,480
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	22,604	22,781
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	48,576	48,346
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	1,029,459	1,030,543
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	1,911,000	1,731,164
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	2,460,763	2,233,586
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,332,645	1,192,002
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	16,793	16,720
GE Commercial Mortgage Corp., FRN, 5.518%, 2044	2,078,000	1,901,949
GMAC Mortgage Corp. Loan Trust, FRN, 5.874%, 2036	2,232,000	1,709,284
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	5,363,616
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,626,715	1,604,766
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	2,550,000	2,542,804
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	2,485,000	2,324,571
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,506,000	1,490,764
JPMorgan Chase Commercial
Mortgage Securities Corp., 5.372%, 2047	3,499,000	3,142,013
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,403,432
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.379%, 2041	2,550,000	2,567,984
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,303,000	4,255,092
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	4,303,000	4,373,104
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,755,995	2,724,629
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	1,967,000	1,312,330
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, 2048	12,251,000	11,851,675
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.669%, 2039	1,764,000	1,630,542
Morgan Stanley Capital I, Inc., 5.16%, 2042	1,272,138	1,274,251
Morgan Stanley Capital I, Inc., FRN, 0.716%, 2030 (i)(n)	18,968,356	152,900
Multi-Family Capital Access One, Inc., 6.65%, 2024	557,683	559,342
Residential Asset Mortgage Products, Inc., 4.109%, 2035	311,341	310,815
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	1,170,000	1,165,823
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	2,164,000	1,302,981
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,413,445	2,265,477
Structured Asset Securities Corp., FRN, 4.67%, 2035	2,507,512	2,415,053

3

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset Backed & Securitized - continued
Wachovia Bank Commercial
Mortgage Trust, 4.75%, 2044	$3,430,000	$3,202,623
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,085,000	3,022,349
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	3,091,818	3,063,192
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	3,283,000	3,244,150
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	1,298,000	848,795
Wachovia Bank Commercial Mortgage Trust, FRN, 6.001%, 2045	2,793,000	2,647,047
Wachovia Bank Commercial Mortgage Trust, FRN, 5.922%, 2045	2,881,000	2,673,860

		$88,158,318

Automotive - 0.1%
Johnson Controls, Inc., 5.5%, 2016	$3,555,000	$3,622,972

Broadcasting - 0.2%
CBS Corp., 6.625%, 2011	$2,815,000	$2,871,410
Hearst-Argyle Television, Inc., 7.5%, 2027	1,871,000	1,909,475
News America, Inc., 8.5%, 2025	1,586,000	1,839,238

		$6,620,123

Brokerage & Asset Managers - 0.4%
Goldman Sachs Group, Inc., 5.625%, 2017	$3,914,000	$3,754,798
Lehman Brothers Holdings, Inc., 6.5%, 2017	4,067,000	3,862,210
Merrill Lynch & Co., Inc., 6.11%, 2037	2,391,000	1,889,861
Morgan Stanley, 5.75%, 2016	2,536,000	2,452,312
Morgan Stanley Group, Inc., 6.75%, 2011	1,837,000	1,925,564

		$13,884,745

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$2,824,000	$2,959,380

Business Services - 0.0%
Xerox Corp., 5.5%, 2012	$1,637,000	$1,650,787

Cable TV - 0.1%
Cox Communications, Inc., 4.625%, 2013	$2,714,000	$2,606,767
Time Warner Entertainment Co. LP, 8.375%, 2033	2,421,000	2,724,068

		$5,330,835

Chemicals - 0.1%
PPG Industries, Inc., 5.75%, 2013	$3,747,000	$3,865,499

Conglomerates - 0.1%
General Electric Co., 5.25%, 2017	$1,860,000	$1,857,433
Kennametal, Inc., 7.2%, 2012	2,140,000	2,344,120

		$4,201,553

Consumer Goods & Services - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$2,590,000	$2,592,997
Western Union Co., 5.4%, 2011	4,087,000	4,186,510

		$6,779,507

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$2,440,000	$2,472,803

Electronics - 0.1%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$2,931,000	$3,072,315

Emerging Market Quasi-Sovereign - 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$2,715,000	$2,696,348

Emerging Market Sovereign - 0.1%
State of Israel, 4.625%, 2013	$2,068,000	$2,121,383

Energy - Independent - 0.1%
Nexen, Inc., 5.875%, 2035	$716,000	$651,574
Ocean Energy, Inc., 7.25%, 2011	2,067,000	2,281,108

		$2,932,682

Financial Institutions - 0.5%
American Express Co., 5.5%, 2016	$4,690,000	$4,529,457
Capital One Financial Corp., 6.15%, 2016	2,872,000	2,411,779
Capmark Financial Group, Inc., 5.875%, 2012 (n)	1,069,000	677,293
CIT Group, Inc., 6.1% to 2017, FRN to 2067	333,000	148,355
General Electric Capital Corp., 5.45%, 2013	1,963,000	2,056,023
General Electric Capital Corp., 5.375%, 2016	1,428,000	1,450,053
HSBC Finance Corp., 5.25%, 2011	2,367,000	2,358,834
ORIX Corp., 5.48%, 2011	4,077,000	3,947,967

		$17,579,761

Food & Beverages - 0.3%
Diageo Finance B.V., 5.5%, 2013	$4,312,000	$4,522,559
Miller Brewing Co., 5.5%, 2013 (n)	5,763,000	6,125,026

		$10,647,585

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$2,078,000	$2,166,824

Gaming & Lodging - 0.1%
Marriott International, Inc., 6.375%, 2017	$3,561,000	$3,534,955

4

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 6%, 2016	$1,997,000	$1,823,876

		$5,358,831

Insurance - 0.2%
American International Group, Inc., 6.25%, 2037	$3,077,000	$2,492,693
ING Groep N.V., 5.775% to 2015, FRN to 2049	2,021,000	1,721,837
MetLife, Inc., 6.4%, 2036	2,881,000	2,289,358

		$6,503,888

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$1,017,000	$970,991
Allstate Corp., 5.55%, 2035	3,147,000	2,651,483
Chubb Corp., 6.375% to 2017, FRN to 2037	4,156,000	3,871,235
Fund American Cos., Inc., 5.875%, 2013	2,164,000	2,255,758
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	833,000	787,869
ZFS Finance USA Trust V, 6.5%to 2017, FRN to 2037 (n)	3,930,000	3,546,573

		$14,083,909

International Market Quasi-Sovereign - 0.1%
Hydro-Quebec, 6.3%, 2011	$3,955,000	$4,323,622

International Market Sovereign - 0.1%
Province of Ontario, 5%, 2011	$4,126,000	$4,414,729

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$3,117,000	$3,110,143

Major Banks - 0.6%
Bank of America Corp., 5.49%, 2019	$1,260,000	$1,221,052
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,042,000	922,867
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)	1,866,000	1,875,561
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	3,547,000	2,890,447
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)	610,000	617,935
PNC Funding Corp., 5.625%, 2017	2,078,000	1,979,866
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	636,675
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	1,719,000	1,693,731
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	3,820,000	3,784,210
Wachovia Corp., 5.25%, 2014	7,433,000	7,341,827

		$22,964,171

Medical & Health Technology & Services - 0.3%
Baxter International, Inc., 5.9%, 2016	$2,228,000	$2,351,679
Cardinal Health, Inc., 5.8%, 2016	1,498,000	1,504,961
Covidien Ltd., 6%, 2017 (n)	1,330,000	1,370,835
HCA, Inc., 8.75%, 2010	174,000	174,000
Hospira, Inc., 5.55%, 2012	1,068,000	1,103,924
Hospira, Inc., 6.05%, 2017	3,636,000	3,603,738

		$10,109,137

Metals & Mining - 0.1%
Vale Overseas Ltd., 6.25%, 2017	$3,911,000	$3,894,879

Mortgage Backed - 16.0%
Fannie Mae, 6.259%, 2011	$352,380	$374,253
Fannie Mae, 6.33%, 2011	338,046	365,864
Fannie Mae, 4.78%, 2012	1,651,694	1,683,585
Fannie Mae, 4.01%, 2013	244,627	239,569
Fannie Mae, 4.019%, 2013	1,111,153	1,095,363
Fannie Mae, 4.62%, 2013	159,119	161,918
Fannie Mae, 4.845%, 2013	433,270	441,852
Fannie Mae, 5.549%, 2013	812,521	837,468
Fannie Mae, 4.547%, 2014	1,552,961	1,560,242
Fannie Mae, 4.63%, 2014	603,667	607,805
Fannie Mae, 4.839%, 2014	1,970,625	2,006,692
Fannie Mae, 4.871%, 2014	974,338	992,438
Fannie Mae, 4.925%, 2015	3,659,429	3,726,834
Fannie Mae, 4.94%, 2015	379,000	389,534
Fannie Mae, 5.19%, 2015	438,144	450,705
Fannie Mae, 5.45%, 2017	823,979	845,627
Fannie Mae, 5.5%, 2017 - 2037	161,924,879	164,132,785
Fannie Mae, 6%, 2017 - 2037	94,381,614	96,994,880
Fannie Mae, 4.5%, 2018 - 2035	21,260,418	20,952,993
Fannie Mae, 5%, 2018 - 2036	60,174,882	60,063,459
Fannie Mae, 4.88%, 2020	1,236,204	1,255,405
Fannie Mae, 7.5%, 2030 - 2032	410,331	442,551
Fannie Mae, 6.5%, 2031 - 2037	25,167,488	26,140,611
Freddie Mac, 6%, 2016 - 2037	40,410,492	41,575,175
Freddie Mac, 5%, 2017 - 2035	46,862,929	46,792,261
Freddie Mac, 4.5%, 2018 - 2035	14,579,550	14,477,347
Freddie Mac, 5.5%, 2019 - 2038	40,287,895	40,852,063
Freddie Mac, 6.5%, 2034 - 2038	13,475,047	14,006,114
Freddie Mac TBA, 5.5%, 2038	7,528,000	7,600,931
Ginnie Mae, 6%, 2032 - 2038	12,191,852	12,605,910
Ginnie Mae, 4.5%, 2033 - 2034	2,101,837	2,034,994
Ginnie Mae, 5.5%, 2033 - 2035	14,207,784	14,519,727
Ginnie Mae, 5%, 2034	2,792,487	2,796,944
Ginnie Mae TBA, 5.5%, 2038	7,270,000	7,427,895

		$590,451,794

Municipals - 0.6%
Broward County, FL, Parks & Land Preservation Project, 5%, 2014 (c)	$1,885,000	$2,060,625
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	4,615,000	4,695,393
Gwinnett County, GA, Development Authority, COP, MBIA, 5.25%, 2014 (c)	1,525,000	1,695,388
Massachusetts Bay Transportation Authority, 5.25%, 2017	3,070,000	3,429,313
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	1,595,000	1,714,386

5

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Municipals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	$2,535,000	$2,722,032
Mesa, AZ, Utility System Rev., FSA, 4.75%, 2015 (c)	1,650,000	1,806,305
Metropolitan Transportation Authority, NY, “B”, FSA, 5.25%, 2026	2,875,000	3,054,860
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	1,885,000	2,080,079

		$23,258,381

Natural Gas - Pipeline - 0.3%
CenterPoint Energy, Inc., 7.875%, 2013	$2,119,000	$2,353,934
Enterprise Products Operating LLC, 6.5%, 2019	1,820,000	1,817,561
Kinder Morgan Energy Partners LP, 6.75%, 2011	1,866,000	1,954,853
Kinder Morgan Energy Partners LP, 7.4%, 2031	219,000	227,643
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,000,000	1,064,670
Spectra Energy Capital LLC, 8%, 2019	1,694,000	1,915,121

		$9,333,782

Network & Telecom - 0.6%
AT&T, Inc., 6.5%, 2037	$2,859,000	$2,828,100
BellSouth Corp., 6.55%, 2034	2,642,000	2,595,268
Deutsche Telekom International Finance B.V., 5.75%, 2016	3,810,000	3,766,848
Telecom Italia Capital, 5.25%, 2013	2,176,000	2,033,233
Telefonica Europe B.V., 7.75%, 2010	1,176,000	1,261,541
TELUS Corp., 8%, 2011	3,887,000	4,227,458
Verizon New York, Inc., 6.875%, 2012	6,670,000	7,014,859

		$23,727,307

Oil Services - 0.1%
Weatherford International Ltd., 6.35%, 2017	$951,000	$983,674
Weatherford International Ltd., 6%, 2018	2,668,000	2,681,898

		$3,665,572

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$4,222,000	$4,538,359

Other Banks & Diversified Financials - 0.6%
Citigroup, Inc., 5%, 2014	$2,679,000	$2,524,759
Commonwealth Bank, 5%, 2012 (n)	3,659,000	3,822,495
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)	1,885,000	1,596,631
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,466,000	1,375,513
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	4,738,000	3,962,759
UFJ Finance Aruba AEC, 6.75%, 2013	2,807,000	3,122,437
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	4,966,000	4,878,380

		$21,282,974

Pharmaceuticals - 0.1%
Allergan, Inc., 5.75%, 2016	$4,097,000	$4,221,250

Pollution Control - 0.0%
Waste Management, Inc., 7.375%, 2010	$1,697,000	$1,787,795

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017	$4,243,988	$4,249,740
CSX Corp., 6.75%, 2011	262,000	276,607
CSX Corp., 7.9%, 2017	1,754,000	1,941,815

		$6,468,162

Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$1,871,000	$1,667,345
HRPT Properties Trust, REIT, 6.25%, 2016	3,320,000	3,004,368
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,400,910
Kimco Realty Corp., REIT, 6%, 2012	936,000	927,059
ProLogis, REIT, 5.75%, 2016	3,311,000	3,039,885
Simon Property Group, Inc., REIT, 5.1%, 2015	4,179,000	3,839,210
Simon Property Group, Inc., REIT, 5.875%, 2017	1,880,000	1,781,873
Vornado Realty Trust, REIT, 4.75%, 2010	1,708,000	1,642,543

		$17,303,193

Retailers - 0.2%
Federated Retail Holdings, Inc., 5.35%, 2012	$921,000	$877,522
Home Depot, Inc., 5.25%, 2013	1,662,000	1,626,116
Limited Brands, Inc., 5.25%, 2014	2,901,000	2,466,903
Wal-Mart Stores, Inc., 5.25%, 2035	3,606,000	3,191,386

		$8,161,927

Supermarkets - 0.1%
Kroger Co., 5%, 2013	$1,175,000	$1,181,528
Kroger Co., 6.4%, 2017	730,000	770,423

		$1,951,951

Supranational - 0.7%
European Investment Bank, 5.125%, 2017	$23,941,000	$26,103,160

Telecommunications - Wireless - 0.1%
Cingular Wireless LLC, 6.5%, 2011	$1,498,000	$1,590,137

6

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Nextel Communications, Inc., 5.95%, 2014	$3,862,000	$2,857,880
Vodafone Group PLC, 5.625%, 2017	809,000	786,633

		$5,234,650

U.S. Government Agencies - 1.2%
Fannie Mae, 6%, 2008	$5,938,000	$5,963,581
Fannie Mae, 6.625%, 2009	6,564,000	6,971,815
Freddie Mac, 5.5%, 2017	16,600,000	18,309,551
Small Business Administration, 4.77%, 2024	922,393	926,455
Small Business Administration, 4.99%, 2024	1,430,942	1,445,929
Small Business Administration, 5.18%, 2024	1,538,964	1,571,592
Small Business Administration, 5.09%, 2025	2,183,606	2,184,820
Small Business Administration, 5.11%, 2025	5,872,397	5,895,443
Small Business Administration, 5.39%, 2025	1,493,164	1,532,209

		$44,801,395

U.S. Treasury Obligations - 10.6%
U.S. Treasury Bonds, 8%, 2021	$2,560,000	$3,610,801
U.S. Treasury Bonds, 6.25%, 2023	7,156,000	8,808,027
U.S. Treasury Bonds, 6%, 2026	8,299,000	10,052,164
U.S. Treasury Bonds, 6.75%, 2026	8,541,000	11,204,058
U.S. Treasury Bonds, 5.375%, 2031	28,807,000	33,317,082
U.S. Treasury Bonds, 4.5%, 2036	19,617,000	20,265,283
U.S. Treasury Notes, 5.625%, 2008	31,617,000	31,777,551
U.S. Treasury Notes, 4.875%, 2009	138,666,000	144,884,338
U.S. Treasury Notes, 6.5%, 2010	9,219,000	10,040,063
U.S. Treasury Notes, 5.125%, 2011	63,707,000	70,142,426
U.S. Treasury Notes, 3.875%, 2013	8,441,000	9,006,809
U.S. Treasury Notes, 4.25%, 2013	18,471,000	20,107,420
U.S. Treasury Notes, 4.25%, 2013	7,011,000	7,650,754
U.S. Treasury Notes, 9.875%, 2015	2,793,000	4,082,363
U.S. Treasury Notes, 4.875%, 2016	6,300,000	7,056,983

		$392,006,122

Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$4,989,000	$5,222,785
EDP Finance B.V., 6%, 2018 (n)	4,110,000	4,198,336
Enel Finance International S.A., 6.25%, 2017 (n)	4,020,000	4,170,754
Exelon Generation Co. LLC, 6.95%, 2011	6,028,000	6,395,165
Exelon Generation Co. LLC, 6.2%, 2017	10,390,000	10,294,651
FirstEnergy Corp., 6.45%, 2011	4,413,000	4,619,343
MidAmerican Energy Holdings Co., 3.5%, 2008	1,403,000	1,402,715
MidAmerican Energy Holdings Co., 5.875%, 2012	477,000	504,054
MidAmerican Energy Holdings Co., 6.125%, 2036	3,439,000	3,323,917
MidAmerican Funding LLC, 6.927%, 2029	387,000	411,226
Oncor Electric Delivery Co., 7%, 2022	3,162,000	3,028,412
Pacific Gas & Electric Co., 4.8%, 2014	719,000	725,229
PSEG Power LLC, 6.95%, 2012	3,745,000	4,006,101
PSEG Power LLC, 5.5%, 2015	1,583,000	1,570,203
System Energy Resources, Inc., 5.129%, 2014 (n)	981,018	980,165
Waterford 3 Funding Corp., 8.09%, 2017	207,719	209,332

		$51,062,388

Total Bonds		$ 1,491,969,248

SHORT-TERM OBLIGATIONS - 1.8%
American Express Credit Corp., 2.8%, due 4/01/08 (y)	$64,376,000	$64,376,000

COLLATERAL FOR SECURITIES LOANED - 1.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	61,794,998	$61,794,998

Total Investments		$3,741,213,846

OTHER ASSETS, LESS LIABILITIES - (1.7)%		(60,986,112)

NET ASSETS - 100.0%		$3,680,227,734

7

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Total Return Series

(a)	Non-income producing security.

(c)	Refunded bond.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,582,069 representing 1.5% of net assets.

(w)	When-issued security. At March 31, 2008, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040	5/01/06	$3,009,000	$2,166,480
KKR Private Equity Investors LP, IEU	5/03/06	3,127,500	1,544,985
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,382,335	2,265,477

Total Restricted Securities			$5,976,942
% of Net Assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
TBA	To Be Announced

Insurers
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

MFS Variable Insurance Trust - Total Return Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,123,073,600	$1,618,140,246	$—	$3,741,213,846
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,703,194,950

Gross unrealized appreciation	$249,232,630
Gross unrealized depreciation	(211,213,734)

Net unrealized appreciation (depreciation)	$38,018,896

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Securities Lending Collateral

At March 31, 2008, the value of securities loaned was $60,046,360. These loans were collateralized by cash of $61,794,998 and U.S. Treasury obligations of $213,313.

9

MFS INVESTMENT MANAGEMENT

MFS® Utilities Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 95.8%
Broadcasting - 0.9%
Grupo Televisa S.A., ADR	934,590	$22,654,462

Cable TV - 3.7%
Comcast Corp., “Special A”	2,026,080	$38,434,738
Net Servicos de Comunicacao S.A., IPS (a)	866,774	9,277,057
Time Warner Cable, Inc. (a)	1,718,850	42,936,873

		$90,648,668

Energy - Independent - 0.9%
Peabody Energy Corp. (l)	71,200	$3,631,200
Talisman Energy, Inc.	689,430	12,208,412
XTO Energy, Inc.	105,590	6,531,797

		$22,371,409

Energy - Integrated - 1.7%
Marathon Oil Corp.	158,240	$7,215,744
OAO Gazprom, ADR	383,380	19,552,380
TOTAL S.A.	195,400	14,507,588

		$41,275,712

Engineering - Construction - 0.9%
Acciona S.A. (a)	60,660	$16,242,752
Bouygues S.A.	92,330	5,864,138

		$22,106,890

Internet - 0.5%
Iliad S.A.	122,577	$12,194,377

Natural Gas - Distribution - 9.0%
AGL Resources, Inc. (l)	485,750	$16,670,940
Equitable Resources, Inc. (l)	1,253,180	73,812,302
Gaz de France	151,900	9,168,093
MDU Resources Group, Inc. (l)	987,360	24,239,688
Questar Corp.	520,620	29,446,267
Sempra Energy	1,185,240	63,149,587

		$216,486,877

Natural Gas - Pipeline - 5.1%
El Paso Corp. (l)	3,114,890	$51,831,770
Enagas S.A.	638,870	19,088,265
Williams Cos., Inc.	1,577,705	52,032,711

		$122,952,746

Network & Telecom - 0.1%
Hrvatska Telekomunikacije dd, GDR (a)(z)	28,850	$1,976,225

Oil Services - 2.2%
Halliburton Co.	648,540	$25,507,078
Noble Corp.	378,200	18,785,194
Schlumberger Ltd.	112,700	9,804,900

		$54,097,172

Telecommunications - Wireless - 12.7%
America Movil S.A.B. de C.V., “L”, ADR	831,140	$52,935,307
Cellcom Israel Ltd.	1,220,510	38,360,629
Hutchison Telecommunications International Ltd.	11,959,000	17,057,065
Mobile TeleSystems OJSC, ADR	156,000	11,832,600
MTN Group Ltd.	950,640	14,416,511
NII Holdings, Inc. “B” (a)	951,540	30,239,941
Philippine Long Distance Telephone Co.	149,040	9,959,429
Philippine Long Distance Telephone Co., ADR	144,800	9,623,408
Rogers Communications, Inc., “B”	1,745,500	62,667,244
Tim Participacoes S.A., ADR (l)	437,450	14,125,261
Turkcell Iletisim Hizmetleri A.S.	576,000	4,875,240
Turkcell Iletisim Hizmetleri A.S., ADR	172,600	3,605,614
Vodafone Group PLC	12,526,870	37,483,808

		$307,182,057

Telephone Services - 16.3%
AT&T, Inc.	1,914,570	$73,328,031
Bharti Tele-Ventures Ltd. (a)	396,240	8,195,890
Deutsche Telekom AG	147,200	2,451,115
Embarq Corp.	1,068,440	42,844,444
France Telecom S.A.	337,800	11,356,450
Megacable Holdings (a)	3,514,350	9,411,875
Qwest Communications International, Inc. (l)	6,134,510	27,789,330
Royal KPN N.V.	1,912,350	32,296,428
Telecom Argentina S.A., ADR (a)(l)	970,760	20,560,697
Telefonica S.A.	1,589,820	45,669,124
Telenor A.S.A.	1,878,000	35,942,055
Telkom SA Ltd.	524,150	8,478,683
TELUS Corp.	640,780	26,949,711
Verizon Communications, Inc.	895,040	32,624,208
Windstream Corp. (l)	1,334,448	15,946,654

		$393,844,695

Utilities - Electric Power - 41.8%
AES Corp. (a)(l)	2,289,390	$38,164,131
AES Tiete S.A., IPS	537,164,900	17,907,030
Allegheny Energy, Inc. (l)	332,000	16,766,000
American Electric Power Co., Inc.	1,241,770	51,694,885
CEZ AS	482,460	36,803,792
CMS Energy Corp. (l)	2,976,130	40,296,800
Constellation Energy Group, Inc.	209,950	18,532,287
Dominion Resources, Inc. (l)	736,780	30,090,095
DPL, Inc. (l)	1,288,660	33,041,242
DTE Energy Co. (l)	424,340	16,502,583
Dynegy, Inc. (a)(l)	2,895,842	22,848,193
E.ON AG	349,000	64,591,989
Edison International (l)	1,017,270	49,866,575
Electricite de France	201,720	17,546,185
Eletropaulo Metropolitana S.A., IPS	425,700,000	33,534,035
Energias de Portugal S.A.	206,200	1,249,750
Enersis S.A., ADR (l)	894,990	15,823,423
Entergy Corp., “A”, IEU	331,320	21,621,943
FirstEnergy Corp.	260,020	17,842,572
Fortum Corp.	94,100	3,833,372
FPL Group, Inc.	473,670	29,718,056
Iberdrola S.A.	879,577	13,632,914
International Power PLC	4,851,520	38,288,891
Northeast Utilities	1,292,833	31,726,122
NRG Energy, Inc. (a)	2,163,960	84,372,800
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A”	173,950	12,379,640
Pepco Holdings, Inc. (l)	993,800	24,566,736
PG&E Corp. (l)	1,067,930	39,321,183

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Utilities Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Portland General Electric Co. (l)	354,500	$7,993,975
Public Service Enterprise Group, Inc.	1,269,860	51,035,673
Red Electrica de Espana	426,180	26,085,803
Reliant Energy, Inc. (a)	1,557,160	36,826,834
Scottish & Southern Energy PLC	254,600	7,088,223
SUEZ S.A.	80,270	5,266,676
United Utilities PLC	461,530	6,319,395
Veolia Environnement S.A.	255,585	17,814,259
Wisconsin Energy Corp. (l)	110,980	4,882,010
Xcel Energy, Inc. (l)	1,271,980	25,376,001

		$1,011,252,073

Total Common Stocks		$2,319,043,363

BONDS - 0.0%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, 3.373%, 2023 (i)(n)	$502,704	$41,624

Utilities - Electric Power - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$16,000	$1,080

Total Bonds		$42,704

CONVERTIBLE PREFERRED STOCKS - 2.3%
Natural Gas - Pipeline - 0.8%
El Paso Corp.	14,120	$19,167,900

Utilities - Electric Power - 1.5%
NRG Energy, Inc.	109,100	$36,855,344

Total Convertible Preferred Stocks		$56,023,244

CONVERTIBLE BONDS - 0.9%
Energy - Independent - 0.5%
Peabody Energy Corp., 4.75%, 2041	$10,610,000	$12,042,350

Telecommunications - Wireless - 0.4%
NII Holdings, Inc., 3.875%, 2012	$10,918,000	$8,666,163

Total Convertible Bonds		$20,708,513

COLLATERAL FOR SECURITIES LOANED - 4.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	110,247,376	$110,247,376

MONEY MARKET FUNDS (V) - 0.1%
MFS Institutional Money Market Portfolio, 2.86%, at Net Asset Value	2,750,419	$2,750,419

Total Investments		$2,508,815,619

OTHER ASSETS, LESS LIABILITIES - (3.7)%		(89,388,488)

NET ASSETS - 100.0%		$2,419,427,131

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,624, representing less than 0.01% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Hrvatska Telekomunikacije dd, GDR	10/02/07 - 1/17/08	$1,493,276	$1,976,225
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust – Utilities Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,335,618,567	$173,197,052	$—	$2,508,815,619
Other Financial Instruments	$(10,013,060)	$—	$—	$(10,013,060)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,408,154,729

Gross unrealized appreciation	$266,572,071
Gross unrealized depreciation	(165,911,181)

Net unrealized appreciation (depreciation)	$100,660,890

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 3/31/08

Forward Foreign Currency Exchange Contracts at 3/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
Buy	EUR	13,055,824	4/14/08 - 5/14/08	$20,231,276	$20,583,118	$351,842
Buy	GBP	2,177,192	4/04/08 - 4/14/08	4,271,753	4,312,966	41,213
Sell	GBP	3,048,920	4/04/08 - 4/14/08	6,130,360	6,039,958	90,402

						$483,457

Depreciation
Buy	EUR	2,049,715	5/14/08	$3,235,041	$3,229,518	$(5,523)
Sell	EUR	158,540,120	4/14/08 - 5/14/08	240,548,472	249,897,253	(9,348,781)
Buy	GBP	1,301,706	4/14/08	2,585,985	2,578,585	(7,400)
Sell	GBP	30,953,203	4/04/08 - 4/14/08	60,183,615	61,318,428	(1,134,813)

						$(10,496,517)

At March 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

3

MFS Variable Insurance Trust – Utilities Series

Supplemental Information (Unaudited) 3/31/08 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended March 31, 2008, is set forth below:

Underlying Funds	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money Market Portfolio	64,178,419	117,152,937	178,580,937	2,750,419

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$500,280	$2,750,419

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2008, are as follows:

United States	60.3%
Spain	5.0%
Canada	4.2%
France	3.9%
United Kingdom	3.7%
Mexico	3.5%
Brazil	3.1%
Germany	2.8%
Israel	1.6%
Other Countries	11.9%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS® Value Series

MFS® Variable Insurance Trust
Quarterly portfolio holdings

3/31/08

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited)

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 98.4%
Aerospace - 7.7%
Lockheed Martin Corp.	233,240	$23,160,732
Northrop Grumman Corp.	115,490	8,986,277
Raytheon Co.	25,730	1,662,415
United Technologies Corp.	141,540	9,740,783

		$43,550,207

Alcoholic Beverages - 1.2%
Diageo PLC	333,678	$6,722,537

Apparel Manufacturers - 1.7%
NIKE, Inc., “B”	146,510	$9,962,680

Automotive - 0.5%
Johnson Controls, Inc.	83,090	$2,808,442

Broadcasting - 2.3%
Omnicom Group, Inc.	116,230	$5,135,041
Walt Disney Co.	182,740	5,734,381
WPP Group PLC	204,380	2,435,705

		$13,305,127

Brokerage & Asset Managers - 3.4%
Franklin Resources, Inc.	58,020	$5,627,360
Goldman Sachs Group, Inc.	49,352	8,162,327
Lehman Brothers Holdings, Inc.	60,770	2,287,383
Merrill Lynch & Co., Inc.	86,115	3,508,325

		$19,585,395

Business Services - 2.5%
Accenture Ltd., “A”	240,740	$8,466,826
Automatic Data Processing, Inc.	28,140	1,192,855
Visa, Inc., “A” (a)	70,930	4,423,195

		$14,082,876

Chemicals - 1.9%
3M Co.	33,100	$2,619,865
PPG Industries, Inc.	132,676	8,028,225

		$10,648,090

Computer Software - 1.9%
Oracle Corp. (a)	561,670	$10,986,265

Computer Software - Systems - 2.4%
Hewlett-Packard Co.	113,390	$5,177,387
International Business Machines Corp.	72,410	8,337,287

		$13,514,674

Construction - 2.7%
Masco Corp.	371,820	$7,373,191
Sherwin-Williams Co.	65,710	3,353,838
Toll Brothers, Inc. (a)	191,180	4,488,906

		$15,215,935

Consumer Goods & Services - 1.5%
Procter & Gamble Co.	119,460	$8,370,562

Containers - 0.1%
Smurfit-Stone Container Corp. (a)	61,420	$472,934

Electrical Equipment - 1.4%
Rockwell Automation, Inc.	60,300	$3,462,426
W.W. Grainger, Inc.	61,180	4,673,540

		$8,135,966

Electronics - 1.7%
Intel Corp.	469,880	$9,952,058

Energy - Independent - 4.1%
Apache Corp.	64,170	$7,753,019
Devon Energy Corp.	93,920	9,798,674
EOG Resources, Inc.	46,150	5,538,000

		$23,089,693

Energy - Integrated - 10.7%
Chevron Corp.	57,980	$4,949,173
ConocoPhillips	90,790	6,919,106
Exxon Mobil Corp.	202,448	17,123,052
Hess Corp.	113,800	10,034,884
Marathon Oil Corp.	73,010	3,329,256
Royal Dutch Shell PLC, ADR	41,590	2,868,878
TOTAL S.A., ADR	212,402	15,719,872

		$60,944,221

Food & Beverages - 4.2%
General Mills, Inc.	86,790	$5,196,985
Kellogg Co.	130,750	6,872,220
Nestle S.A.	15,743	7,863,973
PepsiCo, Inc.	52,418	3,784,580

		$23,717,758

Food & Drug Stores - 1.1%
CVS Caremark Corp.	156,551	$6,341,881

Gaming & Lodging - 1.2%
Royal Caribbean Cruises Ltd.	202,750	$6,670,475

General Merchandise - 1.2%
Macy’s, Inc.	304,910	$7,031,225

Health Maintenance Organizations - 1.3%
UnitedHealth Group, Inc.	93,010	$3,195,824
WellPoint, Inc. (a)	95,670	4,221,917

		$7,417,741

Insurance - 9.1%
Allstate Corp.	371,135	$17,836,748
Aon Corp.	41,530	1,669,506
Chubb Corp.	71,850	3,555,138
Genworth Financial, Inc., “A”	220,420	4,990,309
Hartford Financial Services Group, Inc.	68,383	5,181,380
MetLife, Inc.	238,183	14,352,908
Prudential Financial, Inc.	49,740	3,892,155

		$51,478,144

Machinery & Tools - 1.2%
Eaton Corp.	21,490	$1,712,108
Ingersoll-Rand Co. Ltd., “A”	87,240	3,889,159
Timken Co.	45,680	1,357,610

		$6,958,877

1

PORTFOLIO OF INVESTMENTS 3/31/08 (Unaudited) - continued

MFS Value Series

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - 7.1%
Bank of America Corp.	313,816	$11,896,765
Bank of New York Mellon Corp.	239,630	9,999,760
PNC Financial Services Group, Inc.	83,670	5,486,242
State Street Corp.	87,370	6,902,230
SunTrust Banks, Inc.	115,253	6,355,050

		$40,640,047

Network & Telecom - 0.1%
Cisco Systems, Inc. (a)	25,460	$613,331

Other Banks & Diversified Financials - 2.8%
American Express Co.	76,747	$3,355,379
Citigroup, Inc.	266,730	5,713,357
UBS AG	237,650	6,903,799

		$15,972,535

Pharmaceuticals - 7.2%
Abbott Laboratories	46,600	$2,569,990
GlaxoSmithKline PLC	126,820	2,680,753
Johnson & Johnson	203,790	13,219,857
Merck & Co., Inc.	237,490	9,012,746
Pfizer, Inc.	164,100	3,434,613
Wyeth	234,040	9,773,510

		$40,691,469

Railroad & Shipping - 0.9%
Burlington Northern Santa Fe Corp.	53,460	$4,930,081

Specialty Chemicals - 1.1%
Air Products & Chemicals, Inc.	39,986	$3,678,712
Praxair, Inc.	27,556	2,321,042

		$5,999,754

Specialty Stores - 0.7%
Advance Auto Parts, Inc.	34,130	$1,162,127
Staples, Inc.	124,650	2,756,012

		$3,918,139

Telecommunications - Wireless - 0.9%
Vodafone Group PLC	1,792,563	$5,363,837

Telephone Services - 3.4%
AT&T, Inc.	334,900	$12,826,670
Embarq Corp.	87,617	3,513,442
Verizon Communications, Inc.	82,520	3,007,854

		$19,347,966

Tobacco - 3.0%
Altria Group, Inc.	191,371	$4,248,436
Philip Morris International, Inc. (a)	251,371	12,714,345

		$16,962,781

Utilities - Electric Power - 4.2%
Dominion Resources, Inc.	167,322	$6,833,430
Entergy Corp.	42,530	4,639,172
FPL Group, Inc.	74,830	4,694,834
PG&E Corp.	75,090	2,764,814
PPL Corp.	31,750	1,457,960
Public Service Enterprise Group, Inc.	94,100	3,781,879

		$24,172,089

Total Common Stocks		$559,575,792

SHORT-TERM OBLIGATIONS - 1.6%
Societe Generale North America, Inc., 2.78%, due 4/01/08 (y)	$9,141,000	$9,141,000

Total Investments		$568,716,792

OTHER ASSETS, LESS LIABILITIES - 0.0%		(106,591)

NET ASSETS - 100.0%		$568,610,201

(a)	Non-income producing security.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Variable Insurance Trust – Value Series

Supplemental Information (Unaudited) 3/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of March 31, 2008 in valuing the fund’s assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$559,575,792	$9,141,000	—	$568,716,792
Other Financial Instruments	—	—	—	—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$556,615,312

Gross unrealized appreciation	$59,025,277
Gross unrealized depreciation	(46,923,797)

Net unrealized appreciation (depreciation)	$12,101,480

The aggregate cost above includes prior fiscal year end tax adjustments.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: May 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: May 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2008

*	Print name and title of each signing officer under his or her signature.